                                             1933 Act File No. 33-12911
                                             1940 Act File No. 811-5075
=========================================================================
                     SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                 FORM N-1A

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

                               Pre-Effective Amendment No.          [ ]

                  Post-Effective Amendment No. 49 [X]

                                  and/or

    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                            Amendment No. 51 [X]

                         (Check appropriate box or boxes.)

                             THE AAL MUTUAL FUNDS
                             --------------------
                           (Exact Name of Registrant)

            625 Fourth Avenue South, Minneapolis, Minnesota 55415
            -----------------------------------------------------
                  (Address of Principal Executive Offices)

                                 (612) 340-8214
                         -------------------------------
                         (Registrant's Telephone Number)

                           Brett L. Agnew, Senior Counsel
                              The AAL Mutual Funds
                            625 Fourth Avenue South
                        Minneapolis, Minnesota  55415
               --------------------------------------------------
               (Name and Address of Agent for Service of Process)

                  Approximate date of proposed public offering:

It is proposed that this filing will become effective under Rule 485 (check appropriate box)

[ ]  Immediately upon filing pursuant to paragraph (b)
[x]  On February 1, 2004 pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  On (date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  On (date) pursuant to paragraph (a)(2).

If appropriate, check the following box:

[ ]  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                        THE AAL MUTUAL FUNDS
                                                             PROSPECTUS
                                                        Class A and B Shares

                                                          February 1, 2004

                                                    Thrivent Mid Cap Growth Fund

                                                      Thrivent High Yield Fund

                                                        Thrivent Income Fund

                                                Thrivent Limited Maturity Bond Fund

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                                                                                           Page
Thrivent Mid Cap Growth Fund
Thrivent High Yield Fund
Thrivent Income Fund
Thrivent Limited Maturity Bond Fund

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE
         Investment Adviser
         Advisory Fees
         Portfolio Management
         Personal Securities Investments

SHAREHOLDER INFORMATION
         Pricing Funds' Shares
         Choosing a Class of Shares
         Class A Shares
         Class B Shares
         Buying Shares
         Redeeming Shares
         Exchanging Shares Between Funds

DISTRIBUTIONS
         Dividends
         Capital Gains
         Distribution Options

TAXES
         General

NONPRINCIPAL INVESTMENT PRACTICES

THRIVENT MID CAP GROWTH FUND
----------------------------
INVESTMENT OBJECTIVE
Thrivent Mid Cap Growth Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
Thrivent Mid Cap Growth Fund tries to increase the long-term value of your investment by investing in common stocks of U.S.
companies with medium market capitalizations.  Under normal market conditions, Thrivent Mid Cap Growth Fund invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in companies with market capitalizatons similar to those companies included in widely known mid cap indices such as the Russell Mid Cap Growth Index and the S&P Mid Cap 400/Barra Growth
Index at the time of the Fund's investment.  Although market capitalizations are constantly changing, as of February 1, 2004, mid cap companies have market capitalization between $259 million and $13.2 billion (according to the S&P Mid Cap 400 Index).  Should
Thrivent Investment Mgt. the Fund's investment adviser determine that the Fund would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

Thrivent Investment Mgt. the Fund's investment adviser, uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell.  Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings, and financial structure.  Quantitative analysis generally involves assessing a company's or security's value based on such factors as the cost of capital; the historical and projected patterns of sales, costs, and profitability in the money market and the securites markets.
Technical analysis generally involves studying trends and movements in a security's price, trading volume, and other market-related factors in an attempt to discern patterns.  Thrivent Investment Mgt. focuses on companies that have a strong record of earnings growth or show good prospects for growth in sales and earnings and also considers the trends in the market as a whole.

Thrivent Mid Cap Growth Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

PRINCIPAL INVESTMENT RISKS
Thrivent Mid Cap Growth Fund is subject to the following principal investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.  They also may decline because of factors that affect a particular industry.

Equity Investment Risk.  To the extent the Fund invests in common stocks, it may be particularly subject to the risks of changing economic, stock market, industry and company conditions, currency exchange rates and the risks inherent in management's ability to anticipate such changes that can adversely affect the value of the Fund's holdings. In addition, the interests of equity holders are typically subordinated to the interests of other senior shareholders, such as preferred shareholders, as well as to the interests of general creditors of the issuer.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term.  Growth stock prices reflect projection of future earnings or revenues, and if a company' earning or revenues fall short of expectations, its stock price may fall dramatically.

Mid Cap Risk.  Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies.  These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Liquidity Risk.  Liquidity risk exists when particular investments are difficult to sell.  A Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.  Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Investment Adviser Risk.  The Fund is actively managed, and success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests.  Thrivent Investment Mgt. and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

Growth Securities Risk.  Each Fund may invest in equity securities of companies that its portfolio manager or portfolio management team believes will experience relatively rapid earnings growth.  Growth securities typically trade at higher multiples of current earnings than other securities.  Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Thrivent Mid Cap Growth Fund is newly-created so no bar chart or performance table is included.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Mid Cap Growth Fund./1/

SHAREHOLDER FEES
(fees paid directly from your investment)       CLASS A SHARES                                CLASS B SHARES
----------------------------------------------- --------------------------------------------- --------------------------------
Maximum Sales Charge (Load) Imposed on          5.50%                                         None
Purchases (as a percentage of offering price)
----------------------------------------------- --------------------------------------------- --------------------------------
Maximum Deferred Sales Charge (Load) (as a      1.00%/2/                                      5.00%
percentage of net asset value at time of
purchase or redemption, whichever is lower)

ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted from Fund assets)   CLASS A SHARES                                CLASS B SHARES
----------------------------------------------- --------------------------------------------- --------------------------------
Management Fees                                 0.70%                                         0.70%
----------------------------------------------- --------------------------------------------- --------------------------------
Distribution (12b-1) Fees                       0.25%                                         1.00%
----------------------------------------------- --------------------------------------------- --------------------------------
Other Expenses/3/                               0.64%                                         1.45%
----------------------------------------------- --------------------------------------------- --------------------------------
Total Annual Fund Operating Expenses            1.59%                                         3.15%
----------------------------------------------- --------------------------------------------- --------------------------------

/1/ The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares.  For a complete description of the sales charges, see "Choosing a Class of Shares."  In addition, the Fund may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  See  "Accounts with Low Balances."  The Funds also may charge a fee of up to $30 for a redemption by wire.  See
"Shareholder Information - Redeeming Shares."

/2/ When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.

/3/ Because Thrivent Mid Cap Growth Fund has been newly organized, the percentage expense levels shown in the table as "Other
Expenses" are based on estimates for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

----------------------------- -------------------------- ---------------------------
                              1 Year                     3 Years
----------------------------- -------------------------- ---------------------------
----------------------------- -------------------------- ---------------------------
Class A shares                $708                       $1,047
----------------------------- -------------------------- ---------------------------
----------------------------- -------------------------- ---------------------------
Class B shares                $831                       $1,342
----------------------------- -------------------------- ---------------------------

You would pay the following expenses if you did not redeem your shares:

----------------------------- -------------------------- ---------------------------
                              1 Year                     3 Years
----------------------------- -------------------------- ---------------------------
----------------------------- -------------------------- ---------------------------
Class A shares                $708                       $1,047
----------------------------- -------------------------- ---------------------------
----------------------------- -------------------------- ---------------------------
Class B shares                $331                       $1,042
----------------------------- -------------------------- ---------------------------

THRIVENT HIGH YIELD FUND
------------------------

INVESTMENT OBJECTIVE
Thrivent High Yield Fund seeks a high current income and, secondarily, growth of capital by investing in a diversified portfolio of high yield, high risk securities ("junk bonds").

PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in high yield, high-risk bonds, notes, debentures and other debt obligations or preferred stocks (e.g. collateralized debt obligations, convertible bonds and convertible preferred stock).  These securities are commonly know as "junk bonds."  At the time of purchase these securities are rated within or below the BB major rating category by Standard & Poor's Corporation or the Ba major rating category by Moody's Investor Services, Inc. or are unrated but considered to be of comparable quality by Thrivent
Investment Mgt., the Portfolio's investment adviser. The Fund invests in securities regardless of the securites' maturity average.
Should Thrivent Investment Mgt. determine that the Fund would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

Thrivent Investment Mgt. uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell.  Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings, and financial structure. Quantitative analysis generally involves assessing a company's or security's value based on such factors as the cost of capital; the historical and projected patterns of sales, costs, and profitability in the money market and the securities markets.  Technical analysis generally involves studying trends and movements in a security's price, trading volume, and other market-related factors in an attempt to discern patterns.  Thrivent Investment Mgt. focuses on companies that it believes are financially sound and have strong cash flow, asset values and interest or dividend earnings.

PRINCIPAL INVESTMENT RISKS
Thrivent High Yield Fund is subject to the following principal investment risks.

Market Risk.   Over time, markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline. The value of a Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.  They also may decline because of factors that affect a particular industry.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security, and, consequently, the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  The price of the Fund's shares may be affected by weak equity markets when issuers of high-yield, high-risk bonds generally find it difficult to improve their financial condition by replacing debt with equity.  Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels.  As a result, the value of the Fund's shares may fluctuate significantly in the short term.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Fund. High-yield high-risk bonds are subject to greater credit risk than investment-grade bonds. To compensate for this risk, high-yield bonds have higher yields.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Convertible Securities Risk.  Convertible securities tend to be subordinate to other debt securities issued by the same company.
Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings.
These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments.
If an issuer stops making interest and/or principal payments, these securities may be worthless and the Fund could lose its entire investment.

Liquidity Risk.  Liquidity risk exists when particular investments are difficult to sell.  A Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.  Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

High Yield Risk.   Funds that invest in high yield securities and unrated securities of similar credit quality (commonly known as
"junk bonds") may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments.  An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund's ability to sell these securities (liquidity risk).  If the issuer of a security is in default with respect to interest or principal payments, a Fund may lose its entire investment.

Prepayment Risk.  When interest rates decline, borrowers may pay off their principal amounts sooner than expected.  This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Extension Risk.  In some cases, a bond issuer may seek to extend the maturity of a bond issue rather than pay the principal amount due at the original maturity date. Even if interest continues to be paid on the bond, this will increase the Fund's risk by delaying an expected principal payment, and also force the Fund to either hold the security longer than anticipated or sell the security in the market at a price which may be unfavorable. If an extension happens during a time of rising interest rates, the Fund will be unable to reinvest its principal at the higher rates as expected.

Investment Adviser Risk. The Fund is actively managed, and success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests.  Thrivent Investment Mgt. and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

Thrivent High Yield Fund is newly-created, so no bar chart or performance table is included.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent High Yield Fund./1/

SHAREHOLDER FEES
(fees paid directly from your investment)       CLASS A SHARES                                CLASS B SHARES
----------------------------------------------- --------------------------------------------- --------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)   4.5%                                          None
----------------------------------------------- --------------------------------------------- --------------------------------
Maximum Deferred Sales Charge (Load) (as a
percentage of net asset value at time of
purchase or redemption, whichever is lower)     1.00%/2/                                      5.00%
----------------------------------------------- --------------------------------------------- --------------------------------

ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted from Fund assets)   CLASS A SHARES                                CLASS B SHARES
----------------------------------------------- --------------------------------------------- --------------------------------
Management Fees                                 0.45%                                         0.45%
----------------------------------------------- --------------------------------------------- --------------------------------
Distribution (12b-1) Fees                       0.25%                                         1.00%
----------------------------------------------- --------------------------------------------- --------------------------------
Other Expenses/3/                               0.27%                                         0.44%
----------------------------------------------- --------------------------------------------- --------------------------------
Total Annual Fund Operating Expenses            0.97%                                         1.89%

/1/ The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares.  For a complete description of the sales charges, see "Choosing a Class of Shares."  In addition, the Fund may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  See  "Accounts with Low Balances."  The Funds also may charge a fee of up to $30 for a redemption by wire.  See
"Shareholder Information - Redeeming Shares."

/2/ When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.

/3/ Because Thrivent High Yield Fund has been newly organized, the percentage expense levels shown in the table as "Other Expenses"
are based on estimates for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

----------------------------- -------------------------- ---------------------------
                              1 Year                     3 Years
----------------------------- -------------------------- ---------------------------
----------------------------- -------------------------- ---------------------------
Class A shares                $547                       $757
----------------------------- -------------------------- ---------------------------
----------------------------- -------------------------- ---------------------------
Class B shares                $698                       $926
----------------------------- -------------------------- ---------------------------

You would pay the following expenses if you did not redeem your shares:

----------------------------- -------------------------- ---------------------------
                              1 Year                     3 Years
----------------------------- -------------------------- ---------------------------
----------------------------- -------------------------- ---------------------------
Class A shares                $547                       $757
----------------------------- -------------------------- ---------------------------
----------------------------- -------------------------- ---------------------------
Class B shares                $198                       $626
----------------------------- -------------------------- ---------------------------

THRIVENT INCOME FUND

INVESTMENT OBJECTIVE
Thrivent Income Fund seeks high current income while preserving capital by investing primarily in readily marketable intermediate and long-term fixed income securities.

PRINCIPAL INVESTMENT STRATEGIES
Thrivent Income Fund invests primarily in investment-grade corporate bonds, government bonds, and mortgage-backed securities.
Under normal conditions, at least 65% of the Fund's assets will be invested in debt securities or preferred stock at least in the
"Baa" major rating category by Moody's or at least in the "BBB" major rating category by S&P or unrated securities considered to be of comparable quality by Thrivent Investment Mgt., the Fund's investment adviser.

The Fund may also invest in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as "junk bonds."  At the time of purchase these securities are rated within or below the "BB" major rating category by S&P or the "Ba" major rating category by Moody's or are unrated but considered to be of comparable quality by Thrivent Investment Mgt.

Thrivent Investment Mgt. uses fundamental, quantitative and technical investment research techniques to determine what securities to buy and sell.  Fundamental investment analysis generally involves assessing a company's or security's value based on factors
such as sales, assets, markets, management, products and services, earnings, and financial structure.   Quantitative analysis
generally involves dealing with measurable factors such as the cost of capital; the historical and projected patterns of sales, costs, and profitability in the money market and the securities markets.  Technical analysis generally involves studying trends and movements in a security's price, trading volume, and other market-related factors in an attempt to discern patterns.  Thrivent
Investment Mgt. focuses on companies which it believes are financially sound and have strong cash flow, asset values, and interest or dividend earnings.

INVESTMENT RISKS
Thrivent Income Fund is subject to the following principal investment risk.

Market Risk.   Over time bond markets generally tend to move in cycles with periods when bond prices rise and periods when stock prices decline.  The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  Some factors that could affect the yield of the Fund's shares include a weak economy, strong equity markets and changes by the Federal Reserve in its monetary policy.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt.  As a result of such an event, the bond may decline in price thereby affecting the value of the Fund.  High-yield high-risk bonds are subject to greater credit risk than investment-grade bonds.  To compensate for this risk, high-yield bonds have higher yields.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest.  Bonds with longer durations tend to be more sensitive to changes in interest rates than bonds with shorter durations.  In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying security.  If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.  This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

High Yield Risk.   Funds that invest in high yield securities and unrated securities of similar credit quality (commonly known as
"junk bonds") may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities.  These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments.  An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund's ability to sell these securities (liquidity risk).  If the issuer of a security is in default with respect to interest or principal payments, a Fund may lose its entire investment.

Investment Adviser Risk.  The Fund is actively managed, and success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests.  Thrivent Investment Mgt. and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

Liquidity Risk.  Liquidity risk exists when particular investments are difficult to sell.  A Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.  Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Prepayment Risk.  When interest rates decline, borrowers may pay off their principal amounts sooner than expected.  This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Extension Risk.  In some cases, a bond issuer may seek to extend the maturity of a bond issue rather than pay the principal amount due at the original maturity date. Even if interest continues to be paid on the bond, this will increase the Fund's risk by delaying an expected principal payment, and also force the Fund to either hold the security longer than anticipated or sell the security in the market at a price which may be unfavorable. If an extension happens during a time of rising interest rates, the Fund will be unable to reinvest its principal at the higher rates as expected.

Thrivent Income Fund is a newly-created, so no bar chart or performance table is included.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Income Fund./1/

SHAREHOLDER FEES
(fees paid directly from your investment)       CLASS A SHARES                                CLASS B SHARES
----------------------------------------------- --------------------------------------------- ---------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)   4.50%                                         None
----------------------------------------------- --------------------------------------------- ---------------------------------
Maximum Deferred Sales Charge (Load) (as a
percentage of net asset value at time of
purchase or redemption, whichever is lower)     1.00%/2/                                      5.00%
----------------------------------------------- --------------------------------------------- ---------------------------------

ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted from Fund assets)   CLASS A SHARES                                CLASS B SHARES
----------------------------------------------- --------------------------------------------- ---------------------------------
Management Fees                                 0.45%                                         0.45%
----------------------------------------------- --------------------------------------------- ---------------------------------
Distribution (12b-1) Fees                       0.25%                                         1.00%
----------------------------------------------- --------------------------------------------- ---------------------------------
Other Expenses/3/                               0.22%                                         0.40%
----------------------------------------------- --------------------------------------------- ---------------------------------
Total Annual Fund Operating Expenses            0.92%                                         1.85%

/1/ The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares.  For a complete description of the sales charges, see "Choosing a Class of Shares."  In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  See "Accounts with Low Balances."  The Funds also may charge a fee of up to $30 for a redemption by wire.  See
"Shareholder Information - Redeeming Shares."

/2/ When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.

/3/ Because Thrivent Income Fund has been newly organized, the percentage expense levels shown in the Table "Other Expenses" are based on estimates for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

----------------------------- -------------------------- ---------------------------
                              1 Year                     3 Years
----------------------------- -------------------------- ---------------------------
----------------------------- -------------------------- ---------------------------
Class A shares                $641                       $836
----------------------------- -------------------------- ---------------------------
----------------------------- -------------------------- ---------------------------
Class B shares                $695                       $914
----------------------------- -------------------------- ---------------------------

You would pay the following expenses if you did not redeem your shares:

----------------------------- -------------------------- ---------------------------
                              1 Year                     3 Years
----------------------------- -------------------------- ---------------------------
----------------------------- -------------------------- ---------------------------
Class A shares                $641                       $836
----------------------------- -------------------------- ---------------------------
----------------------------- -------------------------- ---------------------------
Class B shares                $195                       $614
----------------------------- -------------------------- ---------------------------

THRIVENT LIMITED MATURITY BOND FUND
-----------------------------------

INVESTMENT OBJECTIVE
Thrivent Limited Maturity Bond Fund seeks a high level of current income consistent with stability of principal.

PRINCIPAL INVESTMENT STRATEGIES
Thrivent Limited Maturity Bond Fund invests primarily in investment-grade corporate bonds, government bonds, municipal bonds, asset-backed securities, and mortgage-backed securities.  Under normal conditions, at least 80% of the Fund's net assets (plus the amount of any borrowing for investment purposes) in debt securities or preferred stock in at least the "Baa" major rating category by Moody's or at least in the "BBB" major rating category by Standard & Poor's Corporation or unrated securities considered to be of comparable quality by Thrivent Investment Mgt., the Fund's investment adviser.  Should Thrivent Investment Mgt. determine that the Fund would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least
60 days prior to such a change.

The Fund may also invest in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as "junk bonds."  At the time of purchase these securities are rated within or below the "BB" major rating category by S&P or the "Ba" major rating category by Moody's or are unrated but considered to be of comparable quality by Thrivent Investment Mgt.

Thrivent Investment Mgt. uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell.  Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings, and financial structure. Quantitative analysis generally involves dealing with measurable factors.  Such as the cost of capital; the historical and projected patterns of sales, costs, and profitability in the money market and the securities markets. Technical analysis generally involves studying trends and movements in a security's price, trading volume, and other market-related factors in an attempt to discern patterns.  Thrivent
Investment Mgt. focuses on companies which it believes are financially sound and have strong cash flow, asset values, and interest or dividend earnings.

PRINCIPAL INVESTMENT RISKS
Thrivent Limited Maturity Bond Fund is subject to the following principal investment risk.

Market Risk.   Over time bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline.  The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  Some factors that could affect the yield of the Fund's shares include a weak economy, strong equity markets and changes by the Federal Reserve in its monetary policy.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt.  As a result of such an event, the bond may decline in price thereby affecting the value of the Fund.  High-yield high-risk bonds are subject to greater credit risk than investment-grade bonds.  To compensate for this risk, high-yield bonds have higher yields.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest.  In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying security.  If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.  This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Prepayment Risk.  When interest rates decline, borrowers may pay off their principal amounts sooner than expected.  This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Extension Risk.  In some cases, a bond issuer may seek to extend the maturity of a bond issue rather than pay the principal amount due at the original maturity date. Even if interest continues to be paid on the bond, this will increase the Fund's risk by delaying an expected principal payment, and also force the Fund to either hold the security longer than anticipated or sell the security in the market at a price which may be unfavorable. If an extension happens during a time of rising interest rates, the
Fund will be unable to reinvest its principal at the higher rates as expected.

Investment Adviser Risk.  The Fund is actively managed, and success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests.  Thrivent Investment Mgt. and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

Thrivent Limited Maturity Bond Fund is newly-created, so no bar chart or performance table is included.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Limited Maturity Bond Fund./1/

SHAREHOLDER FEES
(fees paid directly from your investment)       CLASS A SHARES                                CLASS B SHARES
----------------------------------------------- --------------------------------------------- --------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)   None                                          None
----------------------------------------------- --------------------------------------------- --------------------------------
Maximum Deferred Sales Charge (Load) (as a
percentage of net asset value at time of
purchase or redemption, whichever is lower)     None                                          None/1/
----------------------------------------------- --------------------------------------------- --------------------------------

ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted from Fund assets)   CLASS A SHARES                                CLASS B SHARES
----------------------------------------------- --------------------------------------------- --------------------------------
Management Fees                                 0.40%                                         0.40%
----------------------------------------------- --------------------------------------------- --------------------------------
Distribution (12b-1) Fees                       0.25%                                         0.25%
----------------------------------------------- --------------------------------------------- --------------------------------
Other Expenses /2/                              0.41%                                         0.25%
----------------------------------------------- --------------------------------------------- --------------------------------
Total Annual Fund Operating Expenses
                                                1.06%                                         0.90%
----------------------------------------------- --------------------------------------------- --------------------------------
/1/  Class B shares of the Thrivent Limited Maturity Bond Fund are offered solely in exchange for Class B shares of other Funds.
Class B shareholders of the Thrivent Limited Maturity Bond Fund will be responsible for any Contingent Deferred Sales Charge that may be payable at the time of redemption as a result of an investment in another Fund.  In addition, the Fund may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  See  "Accounts with Low Balances."  The Fund also may charge a fee of up to $30 for a redemption by wire.  See
"Shareholder Information - Redeeming Shares."

/2/ Because Thrivent Limited Maturity Bond Fund has been newly organized, the percentage expense levels shown in the table as
"Other Expenses" are based on estimates.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

----------------------------- -------------------------- ---------------------------
                              1 Year                     3 Years
----------------------------- -------------------------- ---------------------------
----------------------------- -------------------------- ---------------------------
Class A shares                $556                       $785
----------------------------- -------------------------- ---------------------------
----------------------------- -------------------------- ---------------------------
Class B shares                $595                       $598
----------------------------- -------------------------- ---------------------------

You would pay the following expenses if you did not redeem your shares:

----------------------------- -------------------------- ---------------------------
                              1 Year                     3 Years
----------------------------- -------------------------- ---------------------------
----------------------------- -------------------------- ---------------------------
Class A shares                $556                       $785
----------------------------- -------------------------- ---------------------------
----------------------------- -------------------------- ---------------------------
Class B shares                $595                       $598
----------------------------- -------------------------- ---------------------------

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE
----------------------------------------------

INVESTMENT ADVISER

Thrivent Investment Management Inc. ("Thrivent Investment Mgt."), 625 Fourth Avenue South, Minneapolis, Minnesota 55415, for each of the Funds.  Thrivent Investment Mgt. and its affiliates managed approximately $58 billion in assets as of September 30, 2003, including approximately $10.7 billion in mutual fund assets.  Thrivent Investment Mgt. provides investment research and supervision of the Funds' investment.  Thrivent Investment Mgt. provides investment research and supervision of the assets for each of the Funds.

Thrivent Investment Management, Inc. and the Fund have received an exemptive order from the Securities and Exchange Commission
("SEC") that permits Thrivent Investment Management, Inc. and the Fund, with the approval of the Fund's Board of Directors, to retain a subadviser for a Portfolio, or subsequently change the subadviser, without submitting the respective investment subadvisory agreements, or material amendments to those agreements, to a vote of the shareholders of the applicable Portfolio.
Thrivent Investment Management, Inc. will notify variable contract owners in the event that it adds a subadviser or  changes the identity of the subadviser of a Portfolio

ADVISORY FEES
The adviser fee schedule for the four new Funds is set forth in the table below.  The fee is a daily charge equal to the annual rate of a percentage of average daily net assets of each Fund.

------------------------------------------------------------------------------------------------------------
Average Daily Net Assets in Millions of Dollars
------------------------------------------------------------------------------------------------------------
------------------ -------- ---------- ----------- --------- ---------- ------------- ------------- --------
Fund               $0 to    $100 to    $200 to     $250 to   $500 to    $1,000 to     $2,500 to     Over
                   $100     $200       $250        $500      $1,000     $2,500        $5,000        $5,000
------------------ -------- ---------- ----------- --------- ---------- ------------- ------------- --------
------------------ -------- ---------- ----------- --------- ---------- ------------- ------------- --------
Thrivent
Mid Cap Growth
Fund               0.70%    0.70%      0.70%       0.70%     0.65%      0.60%         0.55%         0.525%
------------------ -------- ---------- ----------- --------- ---------- ------------- ------------- --------
------------------ -------- ---------- ----------- --------- ---------- ------------- ------------- --------
Thrivent High
Yield Fund         0.45%    0.45%      0.45%       0.45%     0.40%      0.375%        0.350%        0.325%
------------------ -------- ---------- ----------- --------- ---------- ------------- ------------- --------
------------------ -------- ---------- ----------- --------- ---------- ------------- ------------- --------
Thrivent Income
Fund               0.45%    0.45%      0.45%       0.45%     0.40%      0.375%        0.35%         0.325%
------------------ -------- ---------- ----------- --------- ---------- ------------- ------------- --------
------------------ -------- ---------- ----------- --------- ---------- ------------- ------------- --------
Thrivent
Limited Maturity
Bond Fund          0.40%    0.40%      0.40%       0.40%     0.375%     0.35%         0.325%        0.30%
------------------ -------- ---------- ----------- --------- ---------- ------------- ------------- --------

PORTFOLIO MANAGEMENT

Thrivent Mid Cap Growth Fund

Andrea J. Thomas, CFA and Brian L. Torkelson will serve as the Portfolio co-managers of Thrivent Mid Cap Growth Fund.

Andrea J. Thomas, CFA has served as portfolio manager of the LB Opportunity Growth Fund since 2002.  She also has served as portfolio manager of the Opportunity Growth Portfolio, a series of an affiliated mutual fund group, since 2002.  Ms. Thomas has been with Thrivent Investment Mgt. since 1993 and served as an associate portfolio manger from 1997 to 2002.

Brian L. Thorkelson has served as the portfolio manger of the LB Mid Cap Growth Fund since its inception in 1998.  He also has served as portfolio manger of the Mid Cap Growth Portfolio, a series of an affiliated mutual fund group, since 1997.  Mr.
Thorkelson has been with Thrivent Investment Mgt. since 1987.

Thrivent High Yield Fund

Paul J. Ocenasek and Mark L. Simenstad will serve as Portfolio co-managers of Thrivent High Yield Fund.

Mr. Ocenasek has served as a portfolio manager of the LB High Yield Fund since 1997.  He also has served as portfolio co-manager of the High Yield Portfolio, a series of an affiliated mutual fund group, since 2001.  Mr. Ocenasek has been with Thrivent
Investment Mgt. since 1987.

Mr. Simenstad has served as a portfolio manager of the LB High Yield Fund since 2001, and he has been a portfolio manager with
Thrivent Investment Mgt. since 1999.  Mr. Simenstad served as chief investment officer for fixed-income investing at Voyageur
Asset Management from 1996 until 1999.

Thrivent Income Fund

Michael G. Landreville and Alan D. Onstad will serve as Portfolio co-managers of Thrivent Income Fund.

Mr. Landreville has served as a portfolio manager of the LB Income Fund since 1998.  Mr. Landreville also serves as a portfolio manager of the following series of affiliated mutual fund groups:  The AAL Bond Fund since 2002, Income Portfolio since 2001,
Limited Maturity Bond Portfolio since 2001, and LB Limited Maturity Bond Fund since 1999.  Mr. Landreville has been with Thrivent
Investment Mgt. since 1983, and he served as associate portfolio manager from 1987 through 1997.

Mr. Onstad has served as a portfolio manager of the LB Income Fund since 2002.  Mr. Onstad also serves as a portfolio manager of the following series of affiliated mutual fund groups:  Income Portfolio since 2002, The AAL Bond Fund since 1999, and Balanced
Fund since 1999.  Mr. Onstad has been a portfolio manager with Thrivent Investment Mgt. since 1995.

Thrivent Limited Maturity Bond Fund

Michael G. Landreville, CFA  will serve as Portfolio manager of Thrivent Limited Maturity Bond Fund.

Mr. Landreville has served as portfolio manager of the LB Limited Maturity Bond Fund since its inception in 1999.  Mr. Landreville
also serves as a portfolio manager of the following series of affiliated mutual fund groups:   Bond Fund since 2002, Income
Portfolio since 2001, Limited Maturity Bond Portfolio since 2001, and LB Income Fund since 1998.  Mr. Landreville has been with
Thrivent Investment Mgt. since 1983, and he served as associate portfolio manager from 1987 through 1997.

PERSONAL SECURITIES INVESTMENTS
Personnel of Thrivent Investment Mgt. may invest in securities for their own account pursuant to codes of ethics that establish procedures for personal investing and restrict certain transactions.  Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions under the codes of ethics.

SHAREHOLDER INFORMATION

Shareholder Information

HOW TO CONTACT US

By Telephone:
1-800-847-4836
press 1 to speak with a customer service representative
           or
press 2 to use the Automated Service Line

By Internet:
www.thrivent.com

By Mail:
     The AAL Mutual Funds
     P.O. Box 219348
     Kansas City, MO 64121-9348

By Express Mail:
           The AAL Mutual Funds
           210 West 10th Street, 8th Floor
           Kansas City, MO 64105

Pricing Funds' Shares

The price of a Fund's shares is based on the Fund's net asset value ("NAV"). Each Fund determines the NAV for a particular class once daily at the close of trading on the New York Stock Exchange ("NYSE"), which is normally 4:00 p.m. Eastern time. The Funds do not determine NAV on holidays observed by the NYSE or on any other day when the NYSE is closed. The NYSE is regularly closed on
Saturdays and Sundays, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day,
Labor Day, Thanksgiving and Christmas. The price at which you purchase or redeem shares of the Funds is based on the NAV next calculated after the Fund receives your payment or redemption request.

The Funds determine the NAV for a particular class by dividing the total Fund assets attributable to that class, less all liabilities attributable to such class, by the total number of outstanding shares of that class. To determine the NAV, the other
Funds generally value their securities at current market value using readily available market prices. If market prices are not available or do not accurately reflect fair value for a security, the fair value of that security may be determined under policies approved by the Board of Trustees and delegated to Thrivent Investment Mgt.

Some of the Funds hold securities that trade on foreign exchanges. These exchanges may trade on weekends or other days when the
Funds do not price their shares. As a result, the value of a Fund's shares may change at a time when those shares may not be purchased or redeemed.

The Board of Trustees of The AAL Mutual Funds has authorized Thrivent Financial and certain other third parties i.e., transfer agents and third party retirement plan administrators to receive orders for the purchase and redemption of shares of the Funds.

Choosing A Class Of Shares

This Prospectus offers two classes of shares, each with its own sales charges and fees. You should choose the class of shares that you believe is the most appropriate for you, given the amount of your purchase, the length of time you anticipate holding the shares, and other factors.

                                              Class A shares                            Class B shares
----------------------------------------------------------------------------------------------------------------------------------
Sales Charges                                 Initial sales charge at time of           Contingent Deferred Sales Charge ("CDSC")
                                              of up to 5.5% for equity funds and 4.5%   of 5% to 1%, depending on how long
                                              for fixed income funds depending on       you hold your shares before you
                                              amount of investment                      redeem them.  There is no CDSC after
                                                                                        five years
----------------------------------------------------------------------------------------------------------------------------------
Rule 12b-1 Distribution Fee                   None                                      0.75%. Class B shares convert
                                                                                        automatically to Class A shares after
                                                                                        five years
----------------------------------------------------------------------------------------------------------------------------------
Rule 12b-1 Shareholder Servicing Fee          0.25% each year of average daily          0.25% each year of average daily net
                                              net assets
----------------------------------------------------------------------------------------------------------------------------------
Class A and Class B shares have an annual Rule 12b-1 fee, based on the SEC rule that permits this type of fee.  Under its 12b-1 plan, the Funds pay Thrivent Investment Mgt. shareholder servicing fees for Class A and Class B shares and distribution fees for the sale and distribution of Class B shares (other than those of Thrivent Limited Maturity Bond Fund). Those fees are paid out of a Fund's assets attributable to the Class B shares on an ongoing basis, and as a result, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Class A Shares

The table below shows the sales charges you will pay if you purchase Class A shares of Thrivent Mid Cap Growth Fund.

  WHEN YOU                                          THIS % IS     WHICH EQUALS THIS
INVEST THIS                                       DEDUCTED FOR      % OF YOUR
  AMOUNT                                          SALES CHARGES     INVESTMENT
-------------------------------------------------------------------------------
Less than $50,000                                     5.5%             5.82%
$50,000 and above but less than $100,000              4.5%             4.71%
$100,000 and above but less than $250,000             3.5%             3.63%
$250,000 and above but less than $500,000             2.5%             2.56%
$500,000 and above but less than $1,000,000           2.0%             2.04%
$1,000,000 or more                                      0%*               0%*

*A contingent deferred sales charge of 1% will apply to shares redeemed within one year.

The table below shows the sales charges you will pay if you purchase Class A shares of Thrivent High Yield Fund and Thrivent
Income Fund.

WHEN YOU                                      THIS % IS    WHICH EQUALS THIS
INVEST THIS                                  DEDUCTED FOR      % OF YOUR
  AMOUNT                                     SALES CHARGES     INVESTMENT
-------------------------------------------------------------------------------
Less than $50,000                                  4.5%             4.71%
$50,000 and above but less than $100,000           4.0%             4.17%
$100,000 and above but less than $250,000          3.5%             3.63%
$250,000 and above but less than $500,000          2.5%             2.56%
$500,000 and above but less than $1,000,000        2.0%             2.04%
$1,000,000 or more                                   0%*               0%*

*A contingent deferred sales charge of 1% will apply to shares redeemed within one year.

Ways To Eliminate Or Reduce The Initial Sales Charges

Rights of Accumulation:  You can combine the value of all shares of any class of the Funds (except shares of Thrivent Limited
Maturity Bond Fund)that you or members of your family who live with you own to the amount of your next Class A purchase for the purpose of calculating the sales charge. The value of all shares in an employer sponsored retirement plan (except shares of
Thrivent Limited Maturity Bond Fund) will be accumulated for the purpose of determining the sales charge for shares purchased through that retirement plan.  Rights of accumulation  apply to shares which you own in The Lutheran Brotherhood Family of Funds and shares which you purchase by exchanging shares of The Lutheran Brotherhood Family of Funds.

Automatic Reinvestments:  Class A shares that you purchase by automatically reinvesting dividends or capital gains distributions from Class A shares of the Funds (except Thrivent Limited Maturity Bond Fund) will not be subject to any initial sales charge..

Thirteen-month Letter of Intent:  If you intend to accumulate $50,000 or more, including the value of purchases made during the previous 90 days, in Class A or Class B shares of one or more of the Funds (except Thrivent Limited Maturity Bond Fund) within the next 13 months, you may sign a Letter of Intent and receive a reduced sales charge on purchases of any Class A shares. The Letter of Intent applies to shares which you own in The Lutheran Brotherhood Family of Funds and shares which you purchase by exchanging shares of The Lutheran Brotherhood Family of Funds.

Reinvestment upon Redemption:  Except for certain Qualified Retirement Plans, if you redeem any or all of your Class A shares of any Fund (except Thrivent Limited Maturity Bond Fund), or if you redeem any or all of your Class B shares of any Fund, or receive cash dividends from one of these Funds, you may reinvest any amount of your redemption in Class A shares of any of the Funds without paying a sales charge on the purchase of Class A shares.  You must make your reinvestment within 90 days after redeeming your Class A shares or Class B shares and inform the Fund that you qualify for this discount. Your redemption may be a taxable event even if the shares are later reinvested.

Surrender or Dividend Withdrawal:  If you request a surrender or dividend withdrawal from a life insurance or annuity contract issued by Thrivent Financial for Lutherans ("Thrivent Financial") or Thrivent Life Insurance Company and direct that the money be used to purchase Class A shares of a Fund, the sales charge will be waived.

Amount Invested From Close-out of Small Class B Account:  If you redeem a Class B Account which is below $500 and instruct that the proceeds be used to purchase additional shares of an existing Class A Account in order to meet the required minimum amount for the Fund, the proceeds from the redemption of your Class B Account will not be subject to a sales charge.

Investment Advisory Program:  Class A shares purchased in connection with a fee-based investment advisory program offered by
Thrivent Investment Mgt. will not be subject to any sales charge.

Purchases by Tax-exempt Organizations: Class A shares of any Fund are available at one-half of the regular sales charge, if any, if purchased by organizations qualifying for tax-exemption under Section 501(c)(3) of the Internal Revenue Code.

Class B Shares

If you buy Class B shares, you will not be charged an initial sales charge. The entire purchase amount is immediately invested, but a CDSC of up to 5% will apply to shares redeemed within five years of purchase.

                                                   This % of net asset value
 When you sell shares in                           at the time of purchase
 this year after you                              (or of sale, if lower) is
     bought them                                 deducted from your proceeds
------------------------                    -----------------------------------
      1st Year . . . . . . . . . . . . . . . . . . . . . . . 5%
      2nd Year . . . . . . . . . . . . . . . . . . . . . . . 4
      3rd Year . . . . . . . . . . . . . . . . . . . . . . . 3
      4th Year . . . . . . . . . . . . . . . . . . . . . . . 2
      5th Year . . . . . . . . . . . . . . . . . . . . . . . 1

In order to ensure that you pay the lowest CDSC possible, the Fund will first redeem Class B shares that are not subject to the
CDSC and then Class B shares held for the longest period of time.  There is no CDSC on exchanges into Class B shares of the other
Funds.  The date of your initial investment will continue to be used as the basis for CDSC calculations when you exchange.
However, if you exchange Class A shares of Thrivent Limited Maturity Bond Fund for Class B shares of any other Fund, the date of the exchange will be used for purposes of calculating the CDSC.  If you exchange Class B shares of any other Fund for Class B shares of Thrivent Limited Maturity Bond Fund, the CDSC will stop declining during the period your investment is in Thrivent
Limited Maturity Bond Fund.  The amount of any CDSC will be paid to Thrivent Investment Mgt., the distributor for the Funds.

Initial investments in Class B shares of $100,000 or more per purchase will not be accepted. Because of the reduced sales charges available on such purchases, Class A shares (or Institutional Class shares if the investor is eligible) must be purchased instead.  Class B shares of Thrivent Limited Maturity Bond Fund are offered solely in exchange for Class B shares of another Fund.

Contingent Deferred Sales Charge Waivers

No CDSC will apply to the following:

*  Increases in the net asset value of Class B shares above the purchase price;

*  Class B shares purchased through reinvestment of dividends and capital gains distributions;

*  Class B shares purchased more than five years prior to redemption;

*  Class B shares redeemed due to the death or disability of a sole individual shareholder (but not for shares held in joint accounts or "family," "living" or other trusts) and for mandatory retirement distributions from an IRA or a tax-sheltered custodial account (403(b) plan);

Class B share redemptions from certain retirement plans which are taken in substantially equal payments; or

Redemption of a Class B Share account which is below $500 with instructions to purchase additional shares of an existing Class A
Share account in order to meet the required minimum amount for the Fund.

Conversion Of Class B Shares To Class A Shares

Your Class B shares will automatically convert into Class A shares of the same Fund after five years and consequently will no
longer be subject to the higher expenses borne by Class B shares.   The Fund will not include the period that you held Class B shares of Thrivent Limited Maturity Bond Fund in calculating the five-year period.

Buying Shares

Opening An Account

You must open an account for each Fund that you want to purchase. Your Thrivent Investment Mgt. representative is ready to help you open a new account. If you do not know the name of your representative, please call our Investment Interaction Center
("Interaction Center") at (800) THRIVENT (847-4836).

How you register your account with the Funds can affect your legal interests as well as the rights and interests of your family and beneficiaries. You should always consult with your legal and/or tax adviser to determine the account registration that best meets your needs. You must clearly identify the type of account you want on your application. If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan,  additional documentation may be necessary.

Required Minimum Investments

                                                                                    First                Additional
Regular Account                                                                    Purchase              Purchases
---------------                                                                    --------              ---------

All Funds except Thrivent Limited Maturity Bond Fund                                   $1,000                $50
Thrivent Limited Maturity Bond Fund                                                    $2,500               $100

IRA or Tax-Deferred Plan
------------------------

All Funds except Thrivent Limited Maturity Bond Fund                                     $500                $50
Thrivent Limited Maturity Bond Fund                                                      $500               $100

                                                                                                         Minimum Monthly
Automatic Investment Plan                                                                              Amount Per Account
------------------------                                                                               ------------------

All Funds except Thrivent Limited Maturity Bond Fund                                                         $50
Thrivent Limited Maturity Bond Fund                                                                         $100

Shares of the Funds are issued on days on which the NYSE is open, which generally are weekdays other than national holidays.  Your order will be considered received when your check or other payment is received in good order. Orders that are received before the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) will be processed at the net asset value calculated that day.  Orders received after the close of regular trading on the NYSE will be processed at the net asset value calculated on the following business day.  The Funds reserve the right to reject any purchase request.

Initial Purchases

     You may purchase initial shares through your Registered Representative or in any of the following ways:

     * By mail; or
     * By wire transfer.

Initial Purchases by Mail

To buy shares of the Funds by mail:

* Complete and mail your new account application for each different account registration. If you do not complete the application properly, your purchase may be delayed or rejected.

* Make your check payable to the Fund you are buying. If more than one Fund, make your check payable to "The AAL Mutual Funds."

Class B shares of Thrivent Limited Maturity Bond Fund are offered solely in exchange for Class B shares of other Funds.

Initial Purchases by Wire Transfer

In order to buy shares of the Funds by wire transfer, your bank must be a member of, or have a corresponding relationship with a member of the Federal Reserve System.

Step 1:  Call our Interaction Center at (800) THRIVENT (847-4836) and provide the following information:

         *  Your account registration;
         *  The name of the Fund(s) in which you want to invest;
         *  The Class of shares you wish to buy;
         *  Your address;
         *  Your Social Security or tax identification number;
         *  The dollar amount;
         *  The name of the wiring bank; and
         *  The name and telephone number of the person at your bank who the Funds can contact about your purchase.

Step 2:  Instruct your bank to use the following instructions when wiring funds:

         Wire transfer to:
           State Street Corp.
           225 Franklin Street
           Boston, MA 02101
           ABA #0110 00028

         Credit:
           Thrivent Financial Investor Services as agent
           for the benefit of The AAL Mutual Funds
           Account #4195-538-6

         Further Credit:
           [Name of the Fund]
           [Shareholder Account Number]
           [Shareholder Registration/Name]

Step 3:  Mail your application.

The Fund and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire transfer system, or from incomplete wiring instructions.

Additional Purchases

You may purchase additional shares through your Registered Representative or in any of the following ways:

*  By mail;
*  By telephone;
*  By the Internet;
*  By wire transfer; or
*  Through the Automatic Investment Plan.

Additional Purchases By Mail

To make additional purchases by mail, make your check payable to the specific Fund in which you are investing.  Please indicate your Fund account number on the face of your check.  If you have more than one account, always verify that you are investing in the proper account.  This will help ensure the proper handling of the transaction.

Additional Purchases By Telephone

Before you can buy additional shares by telephone, you must have selected the Request for Telephone Purchase option on the application.  Once you have selected this option, you can call our Interaction Center at (800) THRIVENT (847-4836) and the Fund
will withdraw money from your bank checking or savings account to make your investment.  You pay the next price computed after the
Funds have received your investment from your bank, which is usually three business days after you authorize the transfer.  If you need to invest sooner, you should consider making a wire transfer purchase.

The Fund has implemented procedures designed to reasonably ensure that telephone instructions are genuine.  These procedures include recording telephone conversations, requesting verification of certain personal information, restricting transmittal of redemption proceeds to pre-authorized account owners and addresses and supplying transaction verification information.  Please note, however, that the Fund will not be liable for losses suffered by a shareholder that result from following telephone instructions reasonably believed to be authentic after verification pursuant to these procedures. If an account has multiple owners, the Fund may rely on the instructions of any one account owner.  This privilege may not be available on all retirement plan accounts.

Additional Purchases By the Internet

You may purchase additional shares within your Fund accounts over the Internet (pre-authorized bank information is required prior to purchase).  The Fund requires a Personal Identification Number (PIN) prior to authorizing transactions on your Fund accounts.
This privilege may not be available on all retirement plan accounts.

Additional Purchases By Wire Transfer

You may make additional purchases in an existing Fund account by wire transfer.  In order to buy shares of the Funds by wire transfer, your bank must be a member of, or have a corresponding relationship with a member of the Federal Reserve System.

Instruct your bank to use the following instructions when wiring funds:

         Wire transfer to:
           State Street Corp.
           225 Franklin Street
           Boston, MA 02101
           ABA #0110 00028

         Credit:
           Thrivent Financial Investor Services as agent
            for the benefit of The AAL Mutual Funds
           Account #4195-538-6

         Further Credit:
           [Name of the Fund]
           [Shareholder Account Number]
           [Shareholder Registration/Name]

The Fund and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire transfer system, or from incomplete wiring instructions.

Automatic Investment Plans

The Funds offer several automatic investment plans to make periodic investing more convenient. Using the Funds' automatic investment plans, you may implement a strategy called dollar cost averaging.  Dollar cost averaging involves investing a fixed amount of money at regular intervals.  When you dollar cost average, you purchase more shares when the price is low and fewer shares when the price is high.  Dollar cost averaging does not ensure a profit or protect against a loss during declining markets.  Because such a program involves a continuous investment regardless of changing share prices, you should consider your ability to continue the program through times when the share prices are high.

Please note that it takes up to 10 business days from the time you invest for the transfer agent to validate any electronic transfer.  This will cause some delay in your ability to redeem or transfer from your account.

For further information regarding any of the following automatic investment plans, contact your Thrivent Investment Mgt.
representative or our Interaction Center at (800) THRIVENT (847-4836).

Automatic Bank Withdrawal Plan

Investors who wish to make regular additional investments in an existing Fund account may do so through the Funds' Automatic Bank
Withdrawal Plan.  Under this plan, the Funds will draft an investor's bank checking or savings account in the amount specified -
which may not be less than $50 per account for all Funds.  The proceeds will be invested in shares of the specified Fund at the applicable offering price determined on the date of the draft.  To use this plan you must authorize the plan on your application form, or subsequently in writing, and submit additional documents.

The Automatic Exchange Plan

The automatic exchange plan allows investors to make regular automatic investments in an existing Fund account by redemption of the same class of shares from The AAL Money Market Fund account.  The automatic exchange  plan allows investors to select the
transaction date.   All such investments must be at least $50 for all Funds and will be subject to the applicable sales charge.
To start, stop or change the plan, you must notify the Funds at least 24 hours prior to the transaction date.

Automatic Payroll Deduction Savings and Investment Plan

The payroll deduction savings and investment plan allows employees of Thrivent Financial, employees of Lutheran-affiliated institutions, Social Security recipients, federal employees and military personnel to invest in the Funds through direct deduction from their paychecks or commission checks.

Retirement Plans

Individual and employer-sponsored retirement plans may be established with assets invested in The AAL Mutual Funds.  These accounts may offer you tax advantages.  You should consult with your attorney and/or tax advisor before you establish a retirement plan.  Additional fees may apply to some retirement accounts.  Please review plan documents for more information.  Your registered representative can provide you with the materials, documents and forms you need for establishing your retirement plan.

Purchase Policies

Your payment must be in U.S. dollars drawn on a U.S. Bank.  The Funds does not accept cash.  If you purchase shares by check, electronic funds transfer (other than bank wire), or automatic investment plan and you elect to redeem those shares soon after their purchase, the Funds may postpone paying the redemption proceeds until your payment has cleared or up to 10 days from the date of purchase.

The Funds reserve the right to suspend the offering of shares for a period of time and the right to reject any specific purchase of shares.

Confirmation

Thrivent Investment Mgt. generally mails written confirmation of your purchases within five business days following the date of your purchase. For information about your shares, please contact the Thrivent Investment Mgt. Interaction Center at (800) THRIVENT
(847-4836).

Redeeming Shares

You can sell your shares on any business day Thrivent Investment Mgt. prices the Funds' shares.  Once the Fund receives your request for redemption, the Fund will redeem your shares at the next NAV on any day on which the NYSE is open for business. The
Funds may postpone payment or suspend the right of redemption in unusual circumstances, as permitted by the U.S. Securities and
Exchange Commission.  When you purchase shares by check, the Funds may delay payment for redemption requests for the shares purchased for up to 10 business days or until your payment has cleared.

If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan, or if you have requested and received share certificates, additional documentation may be necessary.

You may redeem shares in any of the following ways:

*  By mail;
*  By phone;
*  By the Internet;
*  By wire transfer; or
*  Through the Systematic Withdrawal Plan.

Redemptions by Mail

Step 1:  Prepare a written request including the following information:

         *  Name(s) of the account owner(s);
         *  Your account number;
         *  The name of the Fund(s) whose shares are being redeemed; and
         *  Dollar or share amount you wish to redeem.

           If an account has multiple owners, the Fund may rely on the instructions of any one account owner.

       You must have a Medallion Signature Guarantee if you want to do any of the following:

         *  Sell shares with a value of more than $100,000;
         *  Send the proceeds to an address other than the one listed for your account; or
         *  Make the check payable to someone other than the account owners(s).

         A Medallion Signature Guarantee is a stamp provided by a financial institution that verifies your signature. You endorse the certificate on the back and have the signature(s) guaranteed by an eligible guarantor institution such as a commercial bank, trust company, security broker or dealer, credit union, or a savings association participating in the Medallion
         Signature Guarantee Program. A Medallion Signature Guarantee may be obtained at any national bank or brokerage firm.

Step 2:  Mail your redemption request.

     Please note, an additional fee may be assessed for a redemption delivered by overnight mail or Saturday delivery.

     The Funds will mail payment proceeds within seven days following receipt of all required documents. However, mailing may be delayed if the Fund is waiting for your means of purchase to clear.

Redemptions by Telephone

The privilege to redeem shares by telephone is automatically extended to all accounts except certain retirement plan accounts, unless the option is specifically declined on your application.  If you do not want the telephone redemption option, please call our Interaction Center at (800) THRIVENT (847-4836).  By accepting this privilege, you assume some risks for unauthorized transactions.

The following conditions apply:

      * Telephone redemption checks will be issued to the same payee(s) as the account registration and sent only to the address of record;
      * There has been no change of address in the preceding 30 days;
      * The request is for $100,000 or less;
      * Shares to be redeemed cannot be in certificate form; and
      * If an account has multiple owners, the Fund may rely on the instructions of any one account owner.

     The Funds will mail payment proceeds within seven days following receipt of all required documents.

Redemptions by the Internet

You may redeem shares within your Fund accounts over the Internet.  The Fund requires a Personal Identification Number (PIN) prior to authorizing transactions on your Fund accounts. This privilege may not be available on  retirement plan accounts.

Redemptions by Wire Transfer

When redeeming shares by wire transfer, the following conditions apply:

      *  A fee of up to $30 may be assessed for redemptions by wire.
      *  If an account has multiple owners, the Fund may rely on the instructions of any one account owner.
      *  This privilege may not be available on all retirement plan accounts.

Systematic Withdrawal Plan (Usually Appropriate for Class A Shares Only)

You can have money automatically withdrawn from your Fund account(s) on a regular basis by using our systematic withdrawal plan.
The plan allows you to receive funds or direct payments at regular intervals.  The following rules and/or guidelines apply:

           *  You need a minimum of $5,000 in your account to start the plan.
           *  You can select the date(s) on which the money is withdrawn.
           *  To start the plan or change the payee(s), you must notify the Fund in writing and you must have all account owner(s)
              sign the appropriate form, which is available from the Thrivent Investment Mgt. Interaction Center.
           *  Money can be sent by check or electronic funds transfer.
           *  To stop or change your plan, you must notify Thrivent Investment Mgt. prior to the next withdrawal.
           *  Because of sales charges, you must consider carefully the costs of frequent investments in and withdrawals from your account.

Please note, for minimum required distributions from certain retirement plan accounts, the Fund will waive the contingent deferred sales charge on Class B shares.

Exchanging Shares Between Funds

You may exchange some or all of your shares of one Fund for shares of the same class of any of the other Funds. If you exchange
Class A shares of a Fund for which you have previously paid an initial sales charge for Class A shares of another Fund, you will not be charged an initial sales charge for the exchange. If you exchange Class B shares of one Fund for Class B shares of another
Fund, you will not be charged a CDSC at the time of the exchange.

If you own Class A shares of Thrivent Limited Maturity Bond Fund, you may exchange any or all of those shares for Class B shares of another Fund.  The Class B shares which you acquire from the exchange will be subject to a CDSC from the date of the exchange.

Shareholders who are eligible to purchase Institutional Class shares may exchange some or all of their Class A shares for
Institutional Class shares of any of the Funds.

All exchanges will be based on the NAV of the shares you are exchanging and acquiring and will be subject to the minimum investment requirements. Except as described above, shares of one class may not be exchanged for shares of another class.

An excessive number of exchanges may be disadvantageous to the Funds.  Therefore, the Funds reserve the right to terminate the exchange privilege of any shareholder who makes more than 12 exchanges in a year.  Further, the Funds reserve the right to modify or terminate the exchange privilege at any time with respect to any Fund, if the Funds' Trustees determine that continuing the privilege may be detrimental to shareholders.  If the exchange policies are materially modified or terminated, the Fund will give you at least 60 days prior notice.

You may obtain an exchange form or receive more information about making exchanges between Funds by contacting your Thrivent
Investment Mgt. registered representative.

     You may exchange funds in any of the following ways:
     *  By mail;
     *  By telephone; or
     *  By the Internet.

Exchanges by Mail

Prepare and mail a written request including the following information:
         *  Name(s) of the account owner(s);
         *  Your Fund(s) and account number(s);
         *  Dollar or share amount you wish to exchange;
         *  The name of the Fund(s) and account number(s) you are exchanging into; and
         *  Signatures of all account owners.

Exchanges by Telephone

The privilege to exchange shares by telephone is automatically extended to all accounts, unless the option is specifically declined on your application.  If you do not want the telephone exchange option, please call our Interaction Center at (800)
THRIVENT (847-4836).  By accepting this privilege, you assume some risks for unauthorized transactions.

You may exchange shares for which certificates have not been issued by calling our Interaction Center at (800) THRIVENT
(847-4836).  Telephone exchange requests received prior to the close of the NYSE, usually 4:00 p.m. Eastern Time, will receive that day's price.

During periods of extreme volume caused by dramatic economic or stock market changes, shareholders may have difficulty reaching our Interaction Center by phone, and a telephone exchange may be difficult to implement at those times.  The Funds reserve the right to temporarily discontinue the telephone exchange privilege during such periods of extreme volume.

Exchanges by the Internet

You may exchange shares within your Fund accounts over the Internet.  The Fund requires a Personal Identification Number (PIN)
prior to authorizing transactions on your Fund accounts. This privilege may not be available on all retirement plan accounts.

Accounts With Low Balances

Because of  the high cost of maintaining accounts with low balances, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum, including when the
reduction in the value of shares results from a downturn in the markets.     The required minimum amount for Class A and B share
accounts is $1,000 for all Funds except Thrivent Limited Maturity Bond Fund.    The required minimum amount for Class A and B
share accounts of Thrivent Limited Maturity Bond Fund is $2,500.  Before shares are redeemed to close an account or a small account fee is charged, you will be notified in writing and allowed 60 days to purchase additional shares.

Distributions

DIVIDENDS

Dividends are declared and paid as follows:

     - declared daily and paid monthly       Thrivent High Yield Fund
                                             Thrivent Income Fund
                                             Thrivent Limited Maturity Bond Fund

     - declared and paid annually            Thrivent Mid Cap Growth Fund

Income dividends are derived from investment income, including dividends, interest, and certain foreign currency gains received by the Fund.

CAPITAL GAINS

Capital gains distributions, if any, are distributed at least annually.

DISTRIBUTION OPTIONS

When completing your application, you must select one of the following options for dividends and capital gains distributions:

     *  Full Reinvestment. Distributions from the Fund will be reinvested in additional shares of the same class of that Fund.
        This option will be selected automatically unless one of the other options is specified.

     *  Full Reinvestment in a Different Fund.  You may also choose to have your distributions reinvested into an existing account of the same class of another Fund within The AAL Mutual Funds.

     *  All Cash. Distributions will be paid in cash.  Your request to receive all or a portion of your distributions in cash must be received at least 10 days before the record date of the dividend or other distribution.

Distributions paid in shares will be credited to your account at the next determined NAV per share.

TAXES

General

In general, any net investment income and short-term capital gain distributions you receive from a Fund are taxable as ordinary income.  To the extent a Fund receives and distributes qualified dividend income, you are eligible for a tax rate lower than that on other ordinary income distributions.  Distributions of other net capital gains by the Fund are generally taxable as capital gains- in most cases, at different rates from those that apply to ordinary income.  We expect that distributions from Thrivent Mid
Cap Growth  Fund will consist primarily of capital gains and that distributions from Thrivent High Yield Fund, Thrivent Income
Fund, and Thrivent Limited Maturity Bond Fund will consist primarily of ordinary income.

The tax you pay on a given capital gains distribution generally depends on how long the Fund has held the portfolio securities it sold.  It does not depend on how long you have owned your Fund shares or whether you reinvest your distributions or take them in cash.

Every year, the Funds will send you information detailing the amount of qualified dividends, ordinary income and capital gains distributed to you for the previous year.  The sale of shares in your account may produce a gain or loss, and is a taxable event.
For tax purposes, an exchange between Funds is the same as a sale.  You will not be required to pay federal income tax on (I) the automatic conversion of Class B shares to Class A shares, or (ii) exchanges of Class A or Class B shares of the Fund for
Institutional Class shares of the same Fund.

Your investment in the Funds could have additional tax consequences.  Please consult your tax professional for assistance.

By law, the Funds must withhold 28% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

Nonprincipal Investment Practices
The principal investment strategies and risk factors of each Fund are outlined beginning on page 2.  This section provides additional information about some of the securities and other practices in which certain Funds may engage, along with their associated risks.

Repurchase agreements: Each of the Funds may buy securities with the understanding that the seller will buy them back with interest at a later date.  If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

When-issued securities:  Each Fund may invest in securities prior to their date of issue.  These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.  In addition, no income will be earned on these securities until they are actually delivered.

Mortgage-backed and asset-backed securities:  Each of the Funds may invest in mortgage-backed and asset-backed securities.
Mortgage-backed securities are securities that are backed by pools of mortgages and which pay income based on the payments of principal and income they receive from the underlying mortgages.  Asset-backed securities are similar but are backed by other assets, such as pools of consumer loans.  Both are sensitive to interest rate changes as well as to changes in the redemption patterns of the underlying securities.  If the principal payment on the underlying asset is repaid faster or slower than the holder of the mortgage-backed or asset-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.

Zero coupons:  Each of the Funds may invest in zero coupon securities.  A zero coupon security is a debt security that is purchased and traded at discount to its face value because it pays no interest for some or all of its life.  Interest, however, is reported as income to the Fund that has purchased the security and the Fund is required to distribute to shareholders an amount equal to the amount reported.  Those distributions may require the Fund to liquidate portfolio securities at a disadvantageous time.

Foreign securities:  Each of the Funds may invest in foreign securities.  Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates.  These risks are usually higher in less developed countries.  Each of these Funds may use foreign currencies and related instruments to hedge its foreign investments.

In addition, foreign securities may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient.  Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars.  Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

International exposure:  Each of the Funds may have some international exposure (including emerging markets) in their investments.  Many U.S. companies in which these Funds may invest generate significant revenues and earnings from abroad.  As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar.  These factors, taken as a whole, could adversely affect the price of
Fund shares.

Restricted and illiquid securities:  Each of the Funds may invest to a limited extent in restricted or illiquid securities.  Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price.  Some of these securities are new and complex, and trade only among institutions.  The markets for these securities are still developing and may not function as efficiently as established markets.  Owning a large percentage of restricted or illiquid securities could hamper a Fund's ability to raise cash to meet redemptions.  Also, because there may not be an established market price for these securities, the Fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Fund) may have a subjective element.

Securities lending:  Each of the Funds may seek additional income by lending portfolio securities to qualified institutions.  By reinvesting any cash collateral it receives in these transactions, a Fund could realize additional gains or losses.  If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

Derivatives:  Each of the Funds may invest in derivatives.  Derivatives, a category that includes options and futures, are financial instruments whose value derives from another security, an index or a currency.  Each Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position).  This includes the use of currency-based derivatives for hedging its positions in foreign securities.  Each Fund may also use derivatives for speculation (investing for potential income or capital gain i.e., futures on the S&P 500, futures on U.S. Treasury
Bonds, options on equity securities and options on U.S. Treasury Bond futures).

While hedging can guard against potential risks, it adds to the fund's expenses and can eliminate some opportunities for gains.
There is also a risk that a derivative intended as a hedge may not perform as expected.

The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

With some derivatives, whether used for hedging or speculation, there is also the risk that the counterpart may fail to honor its contract terms, causing a loss for the Fund.  In addition, suitable derivative investments for hedging or speculative purposes may not be available.

High-yield bonds:  Each of the Funds may invest in high-yield bonds.  High-yield bonds are debt securities rated below BBB by S&P or Baa by Moody's.  To the extent that a Fund invests in high-yield bonds, it takes on the following risks:

o    The risk of a bond's issuer defaulting on principal or interest payments is greater than on higher quality bonds.
o    Issuers of high-yield bonds are less secure financially and are more likely to be hurt by interest rate increases and declines in the health of the issuer or the economy.

Government bonds and municipal bonds:  Each of the Funds may invest in government bonds and municipal bonds.  As a result, the
Fund's performance may be affected by political and economic conditions at the state, regional or Federal level.  These may include budgetary problems, declines in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues.

Bonds:  The value of any bonds held by a Fund is likely to decline when interest rates rise; this risk is greater for bonds with longer maturities.  A less significant risk is that a bond issuer could default on principal or interest payments, possibly causing a loss for the Fund.

Short-term trading:  The investment strategy for each Fund at times may include short-term trading.  While a Fund ordinarily does not trade securities for short-term profits, it will sell any security at any time it believes best, which may result in short-term trading.  Short-term trading can increase a Fund's transaction costs and may increase your tax liability.

Initial public offering:  Each of the Funds may engage in initial public offerings (IPOs) of securities.  IPOs issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading.  Thus, when the Fund's size is smaller, any gains form IPOs will have an exaggerated impact on the Fund's reported performance than when the Fund is larger.  Attractive IPOs are often oversubscribed and may not be available to the Fund, or only in very limited quantities.  There can be no assurance that a Fund will have favorable IPO investment opportunities.

Securities ratings:  When fixed-income securities are rated by one or more independent rating agencies, a Fund uses these ratings to determine bond quality.  Investment grade bonds are those that are rated within or above the BBB major rating category by S&P or the Baa major rating category by Moody's, or unrated but considered of equivalent quality by the Fund's adviser.  High-yield bonds are below investment grade bonds in terms of quality.

In cases where a bond is rated in conflicting categories by different rating agencies, a Fund  may choose to follow the higher rating.  If a bond is unrated, the Fund may assign it to a given category based on its own credit research.  If a rating agency downgrades a security, the Fund will determine whether to hold or sell the security, depending on all of the facts and circumstances at that time.

Defensive investing:  In response to market, economic, political or other conditions, each Fund  may invest without limitation in cash, preferred stocks, or investment-grade debt securities for temporary defensive purposes.  If the Fund does this, different factors could affect the Fund's performance and it may not achieve its investment objective.

THE AAL MUTUAL FUNDS

By Telephone:
           1-800-847-4836
           press 1 to speak with a customer service representative
           or
           press 2 to use the Automated Service Line

By Internet:
           www.thrivent.com

By Mail:
           The AAL Mutual Funds
           P.O. Box 219348
           Kansas City, MO 64121-9348

By Express Mail:
           The AAL Mutual Funds
           210 West 10th Street 8th Floor
           Kansas City, MO 64105

The Statement of Additional Information, which is incorporated by reference into this Prospectus, contains additional information
about the Funds.   You may request a free copy of the Statement of Additional Information or you may make additional requests or inquiries by calling 1-800-847-4836.  You also may review and copy information about the Funds (including the Statement of
Additional Information) at the Public Reference Room of the Securities and Exchange Commission in Washington, DC.  You may get
more information about the Public Reference Room by calling 1-800-SEC-0330. You also may get information about the Funds on the
EDGAR data base at the SEC Web site (www.sec.gov), and copies of the information may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, DC 20549-6009, or by sending an email to:  publicinfo@sec.gov.

1940 Act File No. 811-5075

                                                        THE AAL MUTUAL FUNDS
                                                             PROSPECTUS

                                                        Institutional Shares

                                                          February 1, 2003

                                                    Thrivent Mid Cap Growth Fund

                                                      Thrivent High Yield Fund

                                                        Thrivent Income Fund

                                                Thrivent Limited Maturity Bond Fund

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

                                                                      Page

Thrivent Mid Cap Growth Fund
Thrivent High Yield Fund
Thrivent Income Fund
Thrivent Limited Maturity Bond Fund

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

     Investment Adviser
     Advisory Fees
     Portfolio Management
     Personal Securities Investments

SHAREHOLDER INFORMATION

     Pricing Funds' Shares
     Institutional Class Shares
     Buying Shares
     Redeeming Shares
     Exchanging Shares Between Funds

DISTRIBUTIONS
     Dividends
     Capital Gains
     Distribution Options

TAXES
     General

NONPRINCIPAL INVESTMENT PRACTICES

THRIVENT MID CAP GROWTH FUND

INVESTMENT OBJECTIVE
Thrivent Mid Cap Growth Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
Thrivent Mid Cap Growth Fund tries to increase the long-term value of your investment by investing in common stocks of U.S.
companies with medium market capitalizations.  Under normal market conditions, Thrivent Mid Cap Growth Fund invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in companies with market capitalizations similar to those companies included in widely known mid cap indices such as the Russell Mid Cap Growth Index and the S&P Mid Cap 400/Barra Growth
Index at the time of the Fund's investment.  Although market capitalizations are constantly changing, as of February 1, 2004, mid cap companies have market capitalization between $259 million and $13.2 billion (according to the S&P Mid Cap 400 Index).  Should
Thrivent Investment Mgt. the Fund's investment adviser determine that the Fund would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

Thrivent Investment Mgt. the Fund's investment adviser, uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings, and financial structure.
Quantitative analysis generally involves assessing a company's or security's value based on such factors as the cost of capital; the historical and projected patterns of sales, costs, and profitability in the money market and the securities markets.  Technical analysis generally involves studying trends and movements in a security's price, trading volume, and other market-related factors in an attempt to discern patterns.  Thrivent Investment Mgt. focuses on companies that have a strong record of earnings growth or show good prospects for growth in sales and earnings and also considers the trends in the market as a whole.

Thrivent Mid Cap Growth Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

PRINCIPAL INVESTMENT RISKS
Thrivent Mid Cap Growth Fund is subject to the following principal investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.  They also may decline because of factors that affect a particular industry.

Equity Investment Risk.  To the extent the Fund invests in common stocks, it may be particularly subject to the risks of changing economic, stock market, industry and company conditions, currency exchange rates and the risks inherent in management's ability to anticipate such changes that can adversely affect the value of the Fund's holdings. In addition, the interests of equity holders are typically subordinated to the interests of other senior shareholders, such as preferred shareholders, as well as to the interests of general creditors of the issuer.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term.  Growth stock prices reflect projection of future earnings or revenues, and if a company' earning or revenues fall short of expectations, its stock price may fall dramatically.  In addition, medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies.  These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Mid Cap Risk.  Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies.  These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, few financial resources, and less competitive strength than larger companies.

Liquidity Risk.  Liquidity risk exists when particular investments are difficult to sell.  A Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.  Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Investment Adviser Risk.  The Fund is actively managed, and success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests.  Thrivent Investment Mgt. and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

Growth Securities Risk.  Each Fund may invest in equity securities of companies that its portfolio manager or portfolio management team believes will experience relatively rapid earnings growth.  Growth securities typically trade at higher multiples of current earnings than other securities.  Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

The Thrivent Mid Cap Growth Fund is newly-created so no bar chart or performance table is included.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Thrivent Mid Cap Growth Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
------------------------------------------------------ --------------------------------------
Maximum Sales Charge (Load)                            None
------------------------------------------------------ --------------------------------------
Maximum Deferred Sales Charge (Load)                   None

---------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
------------------------------------------------------ --------------------------------------
Management Fees                                        0.70%
------------------------------------------------------ --------------------------------------
Distribution (12b-1) Fees                              None
------------------------------------------------------ --------------------------------------
Other Expenses/1/                                      0.13%
------------------------------------------------------ --------------------------------------
Total Annual Fund Operating Expenses                   0.83%

/1/ Because Thrivent Mid Cap Growth Fund has been newly organized, the percentage expense levels shown in the table as "Other
Expenses" are based on estimates.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  The example does not represent the Fund's actual expenses and returns, either past or future.  You should use the expense example for comparison purposes only.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

----------------------------- --------------------------
1 Year                        3 Years
----------------------------- --------------------------
----------------------------- --------------------------
$85                           $265
----------------------------- --------------------------

You would pay the following expenses if you did not redeem your shares:

----------------------------- --------------------------
1 Year                        3 Years
----------------------------- --------------------------
----------------------------- --------------------------
$85                           $265
----------------------------- --------------------------

THRIVENT HIGH YIELD FUND

INVESTMENT OBJECTIVE
Thrivent High Yield Fund seeks a high current income and secondarily, growth of capital by investing in a diversified portfolio of high yield, high risk securities ("junk bonds").

PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in high yield, high-risk bonds, notes, debentures and other debt obligations or preferred stocks (e.g. collateralized debt obligations, convertible bonds and convertible preferred stock).  These securities are commonly know as "junk bonds."  At the time of purchase these securities are rated within or below the BB major rating category by Standard & Poor's Corporation or the Ba major rating category by Moody's Investor Services, Inc. or are unrated but considered to be of comparable quality by
Thrivent Investment Mgt., the Portfolio's investment adviser.  The Fund invests in securities regardless of the securities' maturity average.  Should Thrivent Investment Mgt. determine that the Fund would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

Thrivent Investment Mgt. uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell.  Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings, and financial structure. Quantitative analysis generally involves assessing a company's or security's value based on such factors as the cost of capital; the historical and projected patterns of sales, costs, and profitability in the money market and the securities markets.  Technical analysis generally involves studying trends and movements in a security's price, trading volume, and other market-related factors in an attempt to discern patterns.  Thrivent Investment Mgt. focuses on companies that it believes are financially sound and have strong cash flow, asset values and interest or dividend earnings.

PRINCIPAL INVESTMENT RISKS
Thrivent High Yield Fund is subject to the following principal investment risks.

Market Risk.   Over time, markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline. The value of a Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.  They also may decline because of factors that affect a particular industry.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security, and,  consequently,  the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  The price of the Fund's shares may be affected by weak equity markets when issuers of high-yield, high-risk bonds generally find it difficult to improve their financial condition by replacing debt with equity.  Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels.  As a result, the value of the Fund's shares may fluctuate significantly in the short term.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Fund. High-yield high-risk bonds are subject to greater credit risk than investment-grade bonds. To compensate for this risk, high-yield bonds have higher yields.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Convertible Securities Risk.  Convertible securities tend to be subordinate to other debt securities issued by the same company.
Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings.
These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments.
If an issuer stops making interest and/or principal payments, these securities may be worthless and the Fund could lose its entire investment.

Liquidity Risk.  Liquidity risk exists when particular investments are difficult to sell.  A Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.  Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

High Yield Risk.  Funds that invest in high yield securities and unrated securities of similar credit quality (commonly know as
"junk bonds") may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments.  An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund's ability to sell these securities (liquidity risk).  If the issuer of a security is in default with respect to interest or principal payments, a Fund may lose its entire investment.

Prepayment Risk.  When interest rates decline, borrowers may pay off their principal amounts sooner than expected.  This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Extension Risk.  In some cases, a bond issuer may seek to extend the maturity of a bond issue rather than pay the principal amount due at the original maturity date. Even if interest continues to be paid on the bond, this will increase the Fund's risk by delaying an expected principal payment, and also force the Fund to either hold the security longer than anticipated or sell the security in the market at a price which may be unfavorable. If an extension happens during a time of rising interest rates, the Fund will be unable to reinvest its principal at the higher rates as expected.

Investment Adviser Risk.  The Fund is actively managed, and success of the Fund's investment strategy depends significantly on the
investment adviser's skill in assessing the potential of the securities in which the Fund invests.    Thrivent Investment Mgt. and
each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

Thrivent High Yield Fund is newly-created, so no bar chart or performance table is included.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Thrivent High Yield Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
--------------------------------------------------------- -----------------------------------------------
Maximum Sales Charge (Load)                               None
--------------------------------------------------------- -----------------------------------------------
Maximum Deferred Sales Charge (Load)                      None

ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted from Fund assets)
--------------------------------------------------------- -----------------------------------------------
Management Fees                                           0.45%
--------------------------------------------------------- -----------------------------------------------
Distribution (12b-1) Fees                                 None
--------------------------------------------------------- -----------------------------------------------
Other Expenses/1/                                         0.10%
--------------------------------------------------------- -----------------------------------------------
Total Annual Fund Operating Expenses                      0.55%

/1/ Because Thrivent High Yield Fund has been newly organized, the percentage expense levels shown in the table as "Other Expenses"
are based on estimates.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the
Fund's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

----------------------------- --------------------------
1 Year                        3 Years
----------------------------- --------------------------
----------------------------- --------------------------
$56                           $176
----------------------------- --------------------------

You would pay the following expenses if you did not redeem your shares:

----------------------------- --------------------------
1 Year                        3 Years
----------------------------- --------------------------
----------------------------- --------------------------
$56                           $176
----------------------------- --------------------------

THRIVENT INCOME FUND

INVESTMENT OBJECTIVE
Thrivent Income Fund seeks high current income while preserving capital by investing primarily in readily marketable intermediate and long-term fixed income securities.

PRINCIPAL INVESTMENT STRATEGIES
The Thrivent Income Fund invests primarily in investment-grade corporate bonds, government bonds, and mortgage-backed securities.
Under normal conditions, at least 65% of the Fund's assets will be invested in debt securities or preferred stock at least in the
"Baa" major rating category by Moody's or at least in the "BBB" major rating category by S&P or unrated securities considered to be of comparable quality by Thrivent Investment Mgt., the Fund's investment adviser.

The Fund may also invest in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as "junk bonds."  At the time of purchase these securities are rated within or below the "BB" major rating category by S&P or the "Ba" major rating category by Moody's or are unrated but considered to be of comparable quality by Thrivent Investment Mgt.

Thrivent Investment Mgt. uses fundamental, quantitative and technical investment research techniques to determine what securities to buy and sell.  Fundamental investment analysis generally involves assessing a company's or security's value based on factors
such as sales, assets, markets, management, products and services, earnings, and financial structure.   Quantitative analysis
generally involves dealing with measurable factors such as the cost of capital; the historical and projected patterns of sales, costs, and profitability in the money market and the securities markets.  Technical analysis generally involves studying trends and movements in a security's price, trading volume, and other market-related factors in an attempt to discern patterns.  Thrivent
Investment Mgt. focuses on companies which it believes are financially sound and have strong cash flow, asset values, and interest or dividend earnings.

PRINCIPAL INVESTMENT RISKS
The Thrivent Income Fund is subject to the following principal investment risk.

Market Risk.   Over time bond markets generally tend to move in cycles with periods when bond prices rise and periods when stock prices decline.  The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  Some factors that could affect the yield of the Fund's shares include a weak economy, strong equity markets and changes by the Federal Reserve in its monetary policy.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt.  As a result of such an event, the bond may decline in price thereby affecting the value of the Fund.  High-yield high-risk bonds are subject to greater credit risk than investment-grade bonds.  To compensate for this risk, high-yield bonds have higher yields.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest.  Bonds with longer durations tend to be more sensitive to changes in interest rates than bonds with shorter durations.  In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying security.  If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.  This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Liquidity Risk.  Liquidity risk exists when particular investments are difficult to sell.  A Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.  Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

High Yield Risk.  Funds that invest in high yield securities and unrated securities of similar credit quality (commonly know as
"junk bonds") may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments.  An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund's ability to sell these securities (liquidity risk).  If the issuer of a security is in default with respect to interest or principal payments, a Fund may lose its entire investment.

Prepayment Risk.  When interest rates decline, borrowers may pay off their principal amounts sooner than expected.  This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Extension Risk.  In some cases, a bond issuer may seek to extend the maturity of a bond issue rather than pay the principal amount due at the original maturity date. Even if interest continues to be paid on the bond, this will increase the Fund's risk by delaying an expected principal payment, and also force the Fund to either hold the security longer than anticipated or sell the security in the market at a price which may be unfavorable. If an extension happens during a time of rising interest rates, the Fund will be unable to reinvest its principal at the higher rates as expected.

Investment Adviser Risk.  The Fund is actively managed, and success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests.  Thrivent Investment Mgt. and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

The Thrivent Income Fund is a newly-created, so no bar chart or performance table is included.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Thrivent Income Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
---------------------------------------------------------- ---------------------------------
Maximum Sales Charge (Load)                                None
---------------------------------------------------------- ---------------------------------
Maximum Deferred Sales Charge (Load)                       None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
---------------------------------------------------------- ---------------------------------
Management Fees                                            0.45%
---------------------------------------------------------- ---------------------------------
Distribution (12b-1) Fees                                  None
---------------------------------------------------------- ---------------------------------
Other /1/                                                  0.07%
---------------------------------------------------------- ---------------------------------
Total Annual Fund Operating Expenses                       0.52%

/1/ Because the Thrivent Income Fund has been newly organized, the percentage expense levels shown in the Table "Other Expenses"
are based on estimates.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. You should use the expense example for comparison purposes only.  The example does not represent the
Fund's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

----------------------------- --------------------------
1 Year                        3 Years
----------------------------- --------------------------
----------------------------- --------------------------
$53                           $167
----------------------------- --------------------------

You would pay the following expenses if you did not redeem your shares:

----------------------------- --------------------------
1 Year                        3 Years
----------------------------- --------------------------
----------------------------- --------------------------
$53                           $167
----------------------------- --------------------------

THRIVENT LIMITED MATURITY BOND FUND

INVESTMENT OBJECTIVE
The Thrivent Limited Maturity Bond Fund seeks a high level of current income consistent with stability of principal.

PRINCIPAL INVESTMENT STRATEGIES
The Thrivent Limited Maturity Bond Fund invests primarily in investment-grade corporate bonds, government bonds, municipal bonds, asset-backed securities, and mortgage-backed securities.  Under normal conditions, at least 80% of the Fund's net assets (plus the amount of any borrowing for investment purposes) in debt securities or preferred stock in at least the "Baa" major rating category by Moody's or at least in the "BBB" major rating category by Standard & Poor's Corporation or unrated securities considered to be of comparable quality by Thrivent Investment Mgt., the Fund's investment adviser.  Should Thrivent Investment Mgt. determine that the Fund would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least
60 days prior to such a change.

The Fund may also invest in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as "junk bonds."  At the time of purchase these securities are rated within or below the "BB" major rating category by S&P or the "Ba" major rating category by Moody's or are unrated but considered to be of comparable quality by Thrivent Investment Mgt.

Thrivent Investment Mgt. uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell.  Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings, and financial structure. Quantitative analysis generally involves dealing with measurable factors.  Such as the cost of capital; the historical and projected patterns of sales, costs, and profitability in the money market and the securities markets. Technical analysis generally involves studying trends and movements in a security's price, trading volume, and other market-related factors in an attempt to discern patterns.  Thrivent
Investment Mgt. focuses on companies which it believes are financially sound and have strong cash flow, asset values, and interest or dividend earnings.

PRINCIPAL INVESTMENT RISKS
The Thrivent Limited Maturity Bond Fund is subject to the following principal investment risk.

Market Risk.   Over time bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline.  The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  Some factors that could affect the yield of the Fund's shares include a weak economy, strong equity markets and changes by the Federal Reserve in its monetary policy.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt.  As a result of such an event, the bond may decline in price thereby affecting the value of the Fund.  High-yield high-risk bonds are subject to greater credit risk than investment-grade bonds.  To compensate for this risk, high-yield bonds have higher yields.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest.  In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying security.  If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.  This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Prepayment Risk.  When interest rates decline, borrowers may pay off their principal amounts sooner than expected.  This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Extension Risk.  In some cases, a bond issuer may seek to extend the maturity of a bond issue rather than pay the principal amount due at the original maturity date. Even if interest continues to be paid on the bond, this will increase the Fund's risk by delaying an expected principal payment, and also force the Fund to either hold the security longer than anticipated or sell the security in the market at a price which may be unfavorable. If an extension happens during a time of rising interest rates, the Fund will be unable to reinvest its principal at the higher rates as expected.

Investment Adviser Risk.  The Fund is actively managed, and success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests. Thrivent Investment Mgt. and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

The Thrivent Limited Maturity Bond Fund is newly-created, so no bar chart or performance table is included.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Thrivent Limited Maturity Bond Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------- -----------------------------------
Maximum Sales Charge (Load)                              None
-------------------------------------------------------- -----------------------------------
Maximum Deferred Sales Charge (Load)                     None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
-------------------------------------------------------- -----------------------------------
Management Fees                                          0.40%
-------------------------------------------------------- -----------------------------------
Distribution (12b-1) Fees                                None
-------------------------------------------------------- -----------------------------------
Other Expenses /1/                                       0.18%
-------------------------------------------------------- -----------------------------------
Total Annual Fund Operating Expenses                     0.58%

/1/ Because the Thrivent Limited Maturity Bond Fund has been newly organized, the percentage expense levels shown in the table as
"Other Expenses: are based on estimates.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the
Fund's actual expenses and returns, either past or future.   Although your actual cost may be higher or lower, based on these assumptions your cost would be:

----------------------------- --------------------------
1 Year                        3 Years
----------------------------- --------------------------
----------------------------- --------------------------
$59                           $186
----------------------------- --------------------------

You would pay the following expenses if you did not redeem your shares:

----------------------------- --------------------------
1 Year                        3 Years
----------------------------- --------------------------
----------------------------- --------------------------
$59                           $186
----------------------------- --------------------------

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

INVESTMENT ADVISER

Thrivent Investment Management Inc. ("Thrivent Investment Mgt."), 625 Fourth Avenue South, Minneapolis, Minnesota 55415, serves as investment adviser for each of the Funds. Thrivent Investment Mgt. and its affiliates have been in the investment advisory business since 1970 and managed approximately $58 billion in assets as of September 30, 2003, including approximately $10.7 billion in mutual fund assets.  Thrivent Investment Mgt. provides investment research and supervision of the Funds' investments.

Thrivent Investment Management, Inc. and the Fund have received an exemptive order from the Securities and Exchange Commission
("SEC") that permits Thrivent Investment Management, Inc. and the Fund, with the approval of the Fund's Board of Directors, to retain a subadviser for a Portfolio, or subsequently change the subadviser, without submitting the respective investment subadvisory agreements, or material amendments to those agreements, to a vote of the shareholders of the applicable Portfolio.
Thrivent Investment Management, Inc. will notify variable contract owners in the event that it adds a subadviser or  changes the identity of the subadviser of a Portfolio

ADVISORY FEES
The adviser fee schedule for the four new Funds is set forth in the table below.  The fee is a daily charge equal to the annual rate of a percentage of average daily net assets of each Fund

Average Daily Net Assets in Millions of Dollars
----------------------------------------------------------------------------------------------------------------------------
------------------ ------------- ------------- ------------- ------------- ------------- ------------ ------------- --------
Fund               $0 to         $100 to       $200 to       $250 to       $500 to       $1,000 to    $2,500 to     Over
                   $100          $200          $250          $500          $1,000        $2,500       $5,000        $5,000
------------------ ------------- ------------- ------------- ------------- ------------- ------------ ------------- --------
------------------ ------------- ------------- ------------- ------------- ------------- ------------ ------------- --------
Thrivent
Mid Cap Growth
Fund               0.70%         0.70%         0.70%         0.70%         0.65%         0.60%        0.55%         0.525%
------------------ ------------- ------------- ------------- ------------- ------------- ------------ ------------- --------
------------------ ------------- ------------- ------------- ------------- ------------- ------------ ------------- --------
Thrivent High
Yield Fund         0.45%         0.45%         0.45%         0.45%         0.40%         0.375%       0.350%        0.325%
------------------ ------------- ------------- ------------- ------------- ------------- ------------ ------------- --------
------------------ ------------- ------------- ------------- ------------- ------------- ------------ ------------- --------
Thrivent Income
Fund               0.45%         0.45%         0.45%         0.45%         0.40%         0.375%       0.35%         0.325%
------------------ ------------- ------------- ------------- ------------- ------------- ------------ ------------- --------
------------------ ------------- ------------- ------------- ------------- ------------- ------------ ------------- --------
Thrivent
Limited Maturity
Bond Fund          0.40%         0.40%         0.40%         0.40%         0.375%        0.35%        0.325%        0.30%
------------------ ------------- ------------- ------------- ------------- ------------- ------------ ------------- --------

PORTFOLIO MANAGEMENT

Thrivent Mid Cap Growth Fund

Andrea J. Thomas, CFA and Brian L. Thorkelson will serve as the Portfolio co-managers of the Thrivent Mid Cap Growth Fund.

Andrea J. Thomas, CFA has served as portfolio manager of the LB Opportunity Growth Fund since 2002.  She also has served as portfolio manager of the Opportunity Growth Portfolio, a series of an affiliated mutual fund group, since 2002.  Ms. Thomas has been with Thrivent Investment Mgt. since 1993 and served as an associate portfolio manger from 1997 to 2002.

Brian L. Thorkelson has served as the portfolio manger of the LB Mid Cap Growth Fund since its inception in 1998.  He also has served as portfolio manger of the Mid Cap Growth Portfolio, a series of an affiliated mutual fund group, since 1997.  Mr.
Thorkelson has been with Thrivent Investment Mgt. since 1987.

Thrivent High Yield Fund

Paul J. Ocenasek and Mark L. Simenstad will serve as Portfolio co-managers of the Thrivent High Yield Fund.

Mr. Ocenasek has served as a portfolio manager of the LB High Yield Fund since 1997.  He also has served as portfolio co-manager of the High Yield Portfolio, a series of an affiliated mutual fund group, since 2001.  Mr. Ocenasek has been with Thrivent
Investment Mgt. since 1987.

Mr. Simenstad has served as a portfolio manager of the LB High Yield Fund since 2001, and he has been a portfolio manager with
Thrivent Investment Mgt. since 1999.  Mr. Simenstad served as chief investment officer for fixed-income investing at Voyageur
Asset Management from 1996 until 1999.

Thrivent Income Fund

Michael G. Landreville and Alan D. Onstad will serve as Portfolio co-managers of the Thrivent Income Fund.

Mr. Landreville has served as a portfolio manager of the LB Income Fund since 1998.  Mr. Landreville also serves as a portfolio manager of the following series of affiliated mutual fund groups:  The AAL Bond Fund since 2002, Income Portfolio since 2001,
Limited Maturity Bond Portfolio since 2001, and LB Limited Maturity Bond Fund since 1999.  Mr. Landreville has been with Thrivent
Investment Mgt. since 1983, and he served as associate portfolio manager from 1987 through 1997.

Mr. Onstad has served as a portfolio manager of the LB Income Fund since 2002.  Mr. Onstad also serves as a portfolio manager of the following series of affiliated mutual fund groups:  Income Portfolio since 2002, The AAL Bond Fund since 1999, and Balanced
Fund since 1999.  Mr. Onstad has been a portfolio manager with Thrivent Investment Mgt. since 1995.

Thrivent Limited Maturity Bond Fund

Michael G. Landreville, CFA will serve as Portfolio manager of the Thrivent Limited Maturity Bond Fund.

Mr. Landreville has served as portfolio manager of the LB Limited Maturity Bond Fund since its inception in 1999.  Mr. Landreville also serves as a portfolio manager of the following series of affiliated mutual fund groups:  Bond Fund since 2002, Income
Portfolio since 2001, Limited Maturity Bond Portfolio since 2001, and LB Income Fund since 1998.  Mr. Landreville has been with
Thrivent Investment Mgt. since 1983, and he served as associate portfolio manager from 1987 through 1997.

PERSONAL SECURITIES INVESTMENTS
Personnel of Thrivent Investment Mgt.,  may invest in securities for their own account pursuant to codes of ethics that establish procedures for personal investing and restrict certain transactions.  Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions under the codes of ethics.

SHAREHOLDER INFORMATION

HOW TO CONTACT US

By Telephone:
           1-800-847-4836
           press 1 to speak with a customer service representative
           or
           press 2 to use the Automated Service Line

By Internet:
           www.thrivent.com

By Mail:
           The AAL Mutual Funds
           P.O. Box P.O. Box 219348
           Kansas City, MO 64121-9348

By Express Mail:
           The AAL Mutual Funds
           210 West 10th Street, 8th Floor
           Kansas City MO 64105

PRICING FUNDS' SHARES

The price of a Fund's shares is based on the Fund's net asset value ("NAV"). Each Fund determines the NAV for a particular class once daily at the close of trading on the New York Stock Exchange ("NYSE"), which is normally 4:00 p.m. Eastern time. The Funds do not determine NAV on holidays observed by the NYSE or on any other day when the NYSE is closed. The NYSE is regularly closed on
Saturdays and Sundays, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day,
Labor Day, Thanksgiving and Christmas. The price at which you purchase or redeem shares of the Funds is based on the NAV next calculated after the Funds receive your payment or redemption request.

The Fund determines the NAV for a particular class by dividing the total Fund assets attributable to that class, less all liabilities attributable to such class, by the total number of outstanding shares of that class. To determine the NAV, the other
Funds generally value their securities at current market value using readily available market prices. If market prices are not available or do not accurately reflect fair value for a security, the fair value of that security may be determined under policies approved by the Board of Trustees and delegated to Thrivent Investment Mgt.

Some of the Funds hold securities that trade on foreign exchanges. These exchanges may trade on weekends or other days when the
Funds do not price their shares. As a result, the value of a Fund's shares may change at a time when those shares may not be purchased or redeemed.

The Board of Trustees of The AAL Mutual Funds has authorized Thrivent Financial for Lutherans ("Thrivent Financial") and certain other third parties i.e., transfer agents and third party retirement plan administrators to receive orders for the purchase and redemption of shares of the Funds.

INSTITUTIONAL CLASS SHARES

The AAL Mutual Funds has adopted a system of multiple classes of shares for each of the Funds.  There is no sales load imposed in connection with the purchase of Institutional Class shares and such shares are not subject to any Rule 12b-1 fee.

Institutional Class shares are offered to institutions, church organizations, retirement plans sponsored by institutions and
Lutheran participants in the Allocation Advantage(R) mutual fund asset allocation program offered by Thrivent Investment Mgt.
Because the sales charges and expenses vary between the Class A shares, Class B shares and Institutional Class shares, performance will vary with respect to each class. A copy of the Class A and Class B prospectus may be obtained by writing to the Fund, calling toll free 1-800-847-4836, or downloading it from www.thrivent.com.

BUYING SHARES

Opening An Account

You must open an account for each Fund that you want to purchase.  Your Thrivent Investment Mgt. representative is ready to help you open a new account. If you do not know the name of your representative, please call the Investment Interaction Center
("Interaction Center") at (800) THRIVENT (847-4836).

How you register your account with the Funds can affect your legal interests as well as the rights and interests of your family and beneficiaries. You should always consult with your legal and/or tax adviser to determine the account registration that best meets your needs. You must clearly identify the type of account you want on your application. If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan, additional documentation may be necessary.

Required Minimum Investments

You may combine your purchases of Class A, Class B and Institutional Class shares of the Funds to meet the minimum investment requirements.  As long as the initial minimum investment requirements are maintained, there are no subsequent minimum investment requirements.  Please note that the following minimum investment requirements do not apply to shares purchased through the
Allocation Advantage mutual fund asset allocation program described below.

------------------------------------------- ------------------------------ ------------------------------
                                            Initial Purchase (Aggregate)         Initial Purchase
                                                                                    (Per Fund)
Institutions                                          $500,000                        $50,000
Lutheran Congregations                                $250,000                        $25,000
------------------------------------------- ------------------------------ ------------------------------

The Allocation Advantage mutual fund asset allocation program is a fee-based investment advisory service offered by Thrivent
Investment Mgt. to persons who make an initial investment of $100,000.  Lutheran participants in the Allocation Advantage program may purchase Institutional Class shares of any Fund by making an initial minimum investment of $5,000 for a non-IRA account and
$1,000 for an IRA account.  Once the purchase minimums have been met, systematic investments of shares of mutual funds have a minimum purchase requirement of $100.

Thrivent Investment Mgt. will charge participants in the Allocation Advantage program a fee of $50.00 for any redemption of shares of a mutual fund that have been held in the participant's account for less than six months.  However, if the redemption of shares is made through the Systematic Withdrawal Plan, Thrivent Investment Mgt. will charge the participant a fee of $5.00 for each such redemption.  In addition, Thrivent Investment Mgt. will also charge a fee of $15.00 for any redemption from a participant's account of shares of a mutual fund that is not available through the Allocation Advantage program.

Shares of the Funds are issued on days on which the New York Stock Exchange ("NYSE") is open, which generally are weekdays other than national holidays.  Your order will be considered received when your check or other payment is received in good order. Orders that are received before the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) will be processed at the net asset value calculated that day.  Orders received after the close of regular trading on the NYSE will be processed at the net asset value calculated on the following business day.  The Funds reserve the right to reject any purchase request.

Initial Purchases

You may purchase initial shares through your Registered Representative or in any of the following ways:

     * By mail
     * By wire transfer

Initial Purchases by Mail

           To buy shares of the Funds by mail:

           *    Complete and mail your new account application for each different account registration. If you do not complete the application properly, your purchase may be delayed or rejected.

           *    Make your check payable to the Fund you are buying. If more than one Fund, make your check payable to "The AAL
                Mutual Funds."

Initial Purchases by Wire Transfer

In order to buy shares of the Funds by wire transfer, your bank must be a member of, or have a corresponding relationship with a member of, the Federal Reserve System.

           Step 1:   Call the Interaction Center at (800) THRIVENT (847-4836) and provide the following information:

         *  Your account registration;
         *  The name of the Fund(s) in which you want to invest;
         *  The Class of shares you wish to buy;
         *  Your address;
         *  Your Social Security or tax identification number;
         *  The dollar amount;
         *  The name of the wiring bank; and
         *  The name and telephone number of the person at your bank who the Funds can contact about your purchase.

Step 2:  Instruct your bank to use the following instructions when wiring funds:

           Wire transfer to:
           State Street Corp.
           225 Franklin Street
           Boston, MA 02101
           ABA #011000028

            Credit:
            Thrivent Financial Investor Services as agent
            For the benefit of The AAL Mutual Family of Funds
            Account #4195-538-6

           Further Credit:
           [Name of the Fund]
           [Shareholder Account Number]
           [Shareholder Registration/Name]

Please call (800) THRIVENT (847-4836) prior to the wire transfer in order to obtain a confirmation number and to ensure prompt and accurate handling of funds.

Step 3:  Mail your application.

The Fund and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire transfer system, or from incomplete wiring instructions.

Additional Purchases

You may purchase additional shares through your Registered Representative or in any of the following ways:

           *  By mail
           *  By telephone
           *  By the Internet
           *  By wire transfer
           *  Through the Automatic Investment Plan

Additional Purchases By Mail

To make additional purchases by mail, make your check payable to the specific Fund in which you are investing.  Please indicate your Fund account number on the face of your check.  If you have more than one account, always verify that you are investing in the proper account.  This will help ensure the proper handling of the transaction.

Additional Purchases By Telephone

Before you can buy additional shares by telephone, you must have selected the Request for Telephone Purchase option on the application.  Once you have selected this option, you can call the Interaction Center at (800) THRIVENT (847-4836) and the Fund
will withdraw money from your bank checking or savings account to make your investment.  You pay the next price computed after the
Funds have received your investment from your bank, which is usually three business days after you authorize the transfer.  If you need to invest sooner, you should consider making a wire transfer purchase.

The Fund has implemented procedures designed to reasonably ensure that telephone instructions are genuine.  These procedures include recording telephone conversations, requesting verification of certain personal information, restricting transmittal of redemption proceeds to pre-authorized account owners and addresses and supplying transaction verification information.  Please note, however, that the Fund will not be liable for losses suffered by a shareholder that result from following telephone instructions reasonably believed to be authentic after verification pursuant to these procedures. If an account has multiple owners, the Fund may rely on the instructions of any one account owner.  This privilege may not be available on all retirement plan accounts.

Additional Purchases By the Internet

You may purchase additional shares within your Fund accounts over the Internet (pre-authorized bank information is required prior to purchase).  The Fund require a Personal Identification Number (PIN) prior to authorizing transactions on your Fund accounts.
This privilege may not be available on all retirement plan accounts.

Additional Purchases By Wire Transfer
You may make additional purchases in an existing Fund account by wire transfer.  In order to buy shares of the Funds by wire transfer, your bank must be a member of, or have a corresponding relationship with a member of the Federal Reserve System.

Instruct your bank to use the following instructions when wiring funds:

           Wire transfer to:
                State Street Corp.
                225 Franklin Street
                Boston, MA 02101
                ABA #011000028

               Credit:
               Thrivent Financial Investor Services as agent
               For the benefit of The AAL Mutual Funds
               Account #4195-538-6

               Further Credit:
               [Name of the Fund]
               [Shareholder Account Number]
               [Shareholder Registration/Name]

The Fund and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire transfer system, or from incomplete wiring instructions.

Automatic Investment Plans

The Funds offer several automatic investment plans to make periodic investing more convenient. Using the Funds' automatic investment plans, you may implement a strategy called dollar cost averaging.  Dollar cost averaging involves investing a fixed amount of money at regular intervals.  When you dollar cost average, you purchase more shares when the price is low and fewer shares when the price is high.  Dollar cost averaging does not ensure a profit or protect against a loss during declining markets.  Because such a program involves a continuous investment regardless of changing share prices, you should consider your ability to continue the program through times when the share prices are high.

Please note that it takes up to 10 business days from the time you invest for the transfer agent to validate any electronic transfer.  This will cause some delay in your ability to redeem or transfer from your account.

For further information regarding any of the following automatic investment plans, contact your Thrivent Investment Mgt.
representative or the Interaction Center at (800) THRIVENT (847-4836).

Automatic Bank Withdrawal Plan

Investors who wish to make regular additional investments in an existing Fund account may do so through the Funds' bank draft plan.  Under this plan, the Funds will draft an investor's bank checking or savings account in the amount specified on specified dates.  The proceeds will be invested in shares of the specified Fund at the applicable offering price determined on the date of the draft.  To use this plan you must authorize the plan on your application form, or subsequently in writing, and submit additional documents.

The Automatic Exchange Plan

The automatic exchange plan allows investors to make regular automatic investments in an existing Fund account by redemption of the same class of shares from The AAL Money Market Fund account.  The automatic exchange plan allows investors to select the transaction date.  To start, stop or change the plan, you must notify the Funds at least 24 hours prior to the transaction date.

Retirement Plans

Individual and employer-sponsored retirement plans may be established with assets invested in The AAL Mutual Funds.  These accounts may offer you tax advantages.  You should consult with your attorney and/or tax advisor before you establish a retirement plan.  Additional fees may apply to some retirement accounts.  Please review plan documents for more information.  Your registered representative can provide you with the materials, documents and forms you need for establishing your retirement plan.

Purchase Policies

Your payment must be in U.S. dollars drawn on an U.S. bank.  The Funds do not accept cash.  If you purchase shares by check, electronic funds transfer (other than bank wire), or automatic investment plan and you elect to redeem those shares soon after their purchase, the Funds may postpone paying the redemption proceeds until your payment has cleared or up to 10 days from the date of purchase.

The Funds reserve the right to suspend the offering of shares for a period of time and the right to reject any specific purchase of shares.

Confirmation

Thrivent Investment Mgt. will maintain a share account for you.  Share certificates will not be issued.  Thrivent Investment Mgt.
will generally mail written confirmation of your purchases within five business days following the date of your purchase.
Thrivent Investment Mgt. will mail confirmation of your automatic investment plan transactions at least quarterly.  For information about your shares, please contact the Interaction Center at (800) THRIVENT (847-4836).

REDEEMING SHARES

You can sell your shares on any business day Thrivent Investment Mgt. prices the Funds' shares.  Once the Fund receives your request for redemption, it will redeem your shares at the next NAV on any day on which the NYSE is open for business. The Funds may postpone payment or suspend the right of redemption in unusual circumstances, as permitted by the U.S. Securities and Exchange
Commission.  When you purchase shares by check, the Funds may delay payment for redemption requests for the shares purchased for up to 10 business days or until your payment has cleared.

If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan, or if you have requested and received share certificates, additional documentation may be necessary.

You may redeem shares in any of the following ways:

           *  By mail
           *  By telephone
           *  By the Internet
           *  By wire transfer
           *  Through the Systematic Withdrawal Plan

Redemptions by Mail

Step 1:  Prepare a written request including the following information:

         *  Name(s) of the account owner(s);
         *  Your account number;
         *  The name of the Fund(s) whose shares are being redeemed; and
         *  Dollar or share amount you wish to redeem.

         You must have a Medallion Signature Guarantee if you want to do any of the following:

         *  Sell shares with a value of more than $100,000;
         *  Send the proceeds to an address other than the one listed for your account; or
         *  Make the check payable to someone other than the account owners(s).

         A Medallion Signature Guarantee is a stamp provided by a financial institution that verifies your signature. You endorse the certificate on the back and have the signature(s) guaranteed by an eligible guarantor institution such as a commercial bank, trust company, security broker or dealer, credit union, or a savings association participating in the Medallion
         Signature Guarantee Program. A Medallion Signature Guarantee may be obtained at any national bank or brokerage firm.

Step 2:  Mail your redemption request.

         Please note, an additional fee may be assessed for a redemption delivered by overnight mail or Saturday delivery.

         The Funds will mail payment proceeds within seven days following receipt of all required documents. However, mailing may be delayed if the Fund is waiting for your means of purchase to clear.

Redemptions by Telephone

The privilege to redeem shares by telephone is automatically extended to all accounts except certain retirement plan accounts, unless the option is specifically declined on your application.  If you do not want the telephone redemption option, please call the Interaction Center at (800) THRIVENT (847-4836).  By accepting this privilege, you assume some risks for unauthorized transactions.

The following conditions apply:

           * Telephone redemption checks will be issued to the same payee(s) as the account registration and sent only to the address of record.
           * There has been no change of address in the preceding 30 days.
           * The request is for $100,000 or less.  However, requests to redeem more than $100,000 will be accepted if the account contains pre-established wire instructions.
           * Shares to be redeemed cannot be in certificate form.

The Funds will mail payment proceeds within seven days following receipt of all required documents.

Redemptions by the Internet

You may redeem shares within your Fund accounts over the Internet.  The Fund requires a Personal Identification Number (PIN) prior to authorizing transactions on your Fund accounts. This privilege may not be available on retirement plan accounts.

Redemptions by Wire Transfer

When redeeming shares by wire transfer, the following conditions apply:

        *  A fee of up to $30 may be assessed for redemptions by wire.
        *  This privilege may not be available on all retirement plan accounts.

Systematic Withdrawal Plan

You can have money automatically withdrawn from your Fund account(s) on a regular basis by using the Systematic Withdrawal Plan.
The plan allows you to receive funds or direct payments at regular intervals.  The following rules and/or guidelines apply:

       *  You need a minimum of $50,000 in your account ($25,000 for Lutheran congregations) to start the plan.
       *  You can select the date(s) on which the money is withdrawn.
       *  To start the plan or change the payee(s), you must notify the Fund in writing and you must have all account owner(s)
          sign the appropriate form, which is available from the Interaction Center.
       *  Money can be sent by check or electronic funds transfer.
       *  To stop or change your plan, you must notify Thrivent Investment Mgt. prior to the next withdrawal.

EXCHANGING SHARES BETWEEN FUNDS

You may exchange some or all of your shares of one Fund for shares of the same class of any of the other Funds.  In addition, you may exchange Institutional Class shares of your Funds for Institutional Class shares of any of the Funds.

If you are eligible to purchase Institutional Class shares, you may exchange some or all of your Class A shares for Institutional
Class shares of any of the Funds or Institutional Class shares of any of the Funds.

All exchanges will be based on the NAV of the shares you are exchanging and acquiring and will be subject to the minimum investment requirements. Except as described above, shares of one class may not be exchanged for shares of another class.

An excessive number of exchanges may be disadvantageous to the Funds.  Therefore, the Funds reserve the right to terminate the exchange privilege of any shareholder who makes more than 12 exchanges in a year.  Further, the Funds reserve the right to modify or terminate the exchange privilege at any time with respect to any Fund, if the Funds' Trustees determine that continuing the privilege may be detrimental to shareholders.  If the exchange policies are materially modified or terminated, the Fund will give you at least 60 days prior notice.

You may obtain an exchange form or receive more information about making exchanges between Funds by contacting your Thrivent
Investment Mgt. registered representative.

You may exchange funds in any of the following ways:
               *  By mail
               *  By telephone
               *  By the Internet

Exchanges by Mail

Prepare and mail a written request including the following information:
           *  Name(s) of the account owner(s);
           *  Your Fund(s) and account number(s);
           *  Dollar or share amount you wish to exchange;
           *  The name of the Fund(s) and account number(s) you are exchanging into; and
           *  Signatures of all account owners.

Exchanges by Telephone

The privilege to exchange shares by telephone is automatically extended to all accounts, unless the option is specifically declined on your application.  If you do not want the telephone exchange option, please call the Interaction Center at (800)
THRIVENT (847-4836).  By accepting this privilege, you assume some risks for unauthorized transactions.

You may exchange shares for which certificates have not been issued by calling the Interaction Center at (800) THRIVENT
(847-4836).  Telephone exchange requests received prior to the close of the NYSE, usually 4:00 p.m. Eastern Time, will receive that day's price.

During periods of extreme volume caused by dramatic economic or stock market changes, shareholders may have difficulty reaching the Interaction Center by phone, and a telephone exchange may be difficult to implement at those times.  The Funds reserve the right to temporarily discontinue the telephone exchange privilege during such periods of extreme volume.

Exchanges by the Internet

You may exchange shares within your Fund accounts over the Internet.  The Fund requires a Personal Identification Number (PIN)
prior to authorizing transactions on your Fund accounts. This privilege may not be available on all retirement plan accounts.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Funds may redeem shares in any account if the value of
Institutional Class shares in the account falls below the required minimum amount for your type of account.

Before shares are redeemed to close an account, you will be notified in writing and allowed 60 days to purchase additional shares.  Shares will not be redeemed if the account's value drops below the minimum only because of market fluctuations.

DISTRIBUTIONS

DIVIDENDS

Dividends are declared and paid as follows:

      - declared daily and paid monthly             Thrivent High Yield Fund
                                                    Thrivent Income Fund
                                                    Thrivent Limited Maturity Bond Fund

     - declared and paid annually                   Thrivent Mid Cap Growth Fund

Income dividends are derived from investment income, including dividends, interest, and certain foreign currency gains received by a Fund.

CAPITAL GAINS

Capital gains distributions, if any, usually will be declared in December.

DISTRIBUTION OPTIONS
When completing your application, you must select one of the following options for dividends and capital gains distributions:

o     Full Reinvestment. Distributions from a Fund will be reinvested in additional shares of the same class of that Fund.
      This option will be selected automatically unless one of the other options is specified.

o     Full Reinvestment in a Different Fund.  You may also choose to have your distributions reinvested into an existing account of the same class of another Fund within The AAL Mutual Funds .

o     All Cash.  Distributions will be paid in cash.  Your request to receive all or a portion of your distributions in cash must be received at least 10 days before the record date of the dividend or other distribution.

Distributions paid in shares will be credited to your account at the next determined NAV per share.

TAXES

GENERAL

In general, any net investment income and short-term capital gain distributions you receive from a Fund are taxable as ordinary income.  To the extent a Fund receives and distributes qualified dividend income, you are eligible for a tax rate lower than that on other ordinary income distributions. Distributions of other net capital gains by a Fund are generally taxable as capital gains
- in most cases, at different rates from those that apply to ordinary income. We expect that distributions from the Thrivent Mid
Cap Growth will consist primarily of capital gains and that distributions from the Thrivent High Yield Fund, the Thrivent Income
Fund, and the Thrivent Limited Maturity Bond Fund will consist primarily of ordinary income.

The tax you pay on a given capital gains distribution generally depends on how long a Fund has held the portfolio securities it sold.  It does not depend on how long you have owned your Fund shares or whether you reinvest your distributions or take them in cash.

Every year, the Funds will send you information detailing the amount of qualified dividends, ordinary income and capital gains distributed to you for the previous year.  The sale of shares in your account may produce a gain or loss, and is a taxable event.
For tax purposes, an exchange between Funds is the same as a sale.  You will not be required to pay federal income tax on exchanges of Class A or Class B shares of a Fund for Institutional Class Shares of the same Fund.

Your investment in the Funds could have additional tax consequences.  Please consult your tax professional for assistance.

By law, the Funds must withhold 28% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

NONPRINCIPAL INVESTMENT PRACTICES

The principal investment strategies and risk factors of each Fund are outlined beginning on page 2.  This section provides additional information about some of the securities and other practices in which certain Funds may engage, along with their associated risks.

Repurchase Agreements
Each of the Funds may buy securities with the understanding that the seller will buy them back with interest at a later date.  If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

When-Issued Securities
Each Fund may invest in securities prior to their date of issue.  These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.  In addition, no income will be earned on these securities until they are actually delivered.

Mortgage-Backed and Asset-Backed Securities
Each of the Funds may invest in mortgage-backed and asset-backed securities.  Mortgage-backed securities are securities that are backed by pools of mortgages and which pay income based on the payments of principal and income they receive from the underlying mortgages.  Asset-backed securities are similar but are backed by other assets, such as pools of consumer loans.  Both are sensitive to interest rate changes as well as to changes in the redemption patterns of the underlying securities.  If the principal payment on the underlying asset is repaid faster or slower than the holder of the mortgage-backed or asset-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.

Zero Coupons
Each of the Funds may invest in zero coupon securities.  A zero coupon security is a debt security that is purchased and traded at discount to its face value because it pays no interest for some or all of its life.  Interest, however, is reported as income to the Fund that has purchased the security and the Fund is required to distribute to shareholders an amount equal to the amount reported.  Those distributions may require the Fund to liquidate portfolio securities at a disadvantageous time.

Foreign Securities

Each of the Funds may invest in foreign securities.  Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates.  These risks are usually higher in less developed countries.  Each of these Funds may use foreign currencies and related instruments to hedge its foreign investments.

In addition, foreign securities may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient.  Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars.  Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

International Exposure
Each of the Funds may have some international exposure (including emerging markets) in their investments.  Many U.S. companies in which these Funds may invest generate significant revenues and earnings from abroad.  As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar.  These factors, taken as a whole, could adversely affect the price of Fund shares.

Restricted and Illiquid Securities
Each of the Funds may invest to a limited extent in restricted or illiquid securities.  Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price.  Some of these securities are new and complex, and trade only among institutions.  The markets for these securities are still developing and may not function as efficiently as established markets.  Owning a large percentage of restricted or illiquid securities could hamper a Fund's ability to raise cash to meet redemptions.  Also, because there may not be an established market price for these securities, the Fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Fund) may have a subjective element.

Securities Lending

Each of the Funds except  may seek additional income by lending portfolio securities to qualified institutions.  By reinvesting any cash collateral it receives in these transactions, a Fund could realize additional gains or losses.  If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

Derivatives
Each of the Funds may invest in derivatives.  Derivatives, a category that includes options and futures, are financial instruments whose value derives from another security, an index or a currency.  Each Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position).  This includes the use of currency-based derivatives for hedging its positions in foreign securities.  Each Fund may also use derivatives for speculation
(investing for potential income or capital gain i.e. futures on the S&P 500, futures on U.S. Treasury Bonds, options on equity securities and options on U.S. Treasury Bond futures).

While hedging can guard against potential risks, it adds to the fund's expenses and can eliminate some opportunities for gains.
There is also a risk that a derivative intended as a hedge may not perform as expected.

The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

With some derivatives, whether used for hedging or speculation, there is also the risk that the counterpart may fail to honor its contract terms, causing a loss for the Fund.  In addition, suitable derivative investments for hedging or speculative purposes may not be available.

High-Yield Bonds

Each of the Funds may invest in high-yield bonds.  High-yield bonds are debt securities rated below BBB by S&P or Baa by Moody's.
To the extent that a Fund invests in high-yield bonds, it takes on the following risks:

o   The risk of a bond's issuer defaulting on principal or interest payments is greater than on higher quality bonds.
o   Issuers of high-yield bonds are less secure financially and are more likely to be hurt by interest rate increases and declines in the health of the issuer or the economy.

Government Bonds And Municipal Bonds
Each of the Funds may also invest in government bonds and municipal bonds.  As a result, the Fund's performance may be affected by political and economic conditions at the state, regional or Federal level.  These may include budgetary problems, declines in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues.

Bonds
The value of any bonds held by a Fund is likely to decline when interest rates rise; this risk is greater for bonds with longer maturities.  A less significant risk is that a bond issuer could default on principal or interest payments, possibly causing a loss for the Fund.

Short-Term Trading

The investment strategy for each Fund at times may include short-term trading.  While a Fund ordinarily does not trade securities for short-term profits, it will sell any security at any time it believes best, which may result in short-term trading.
Short-term trading can increase a Fund's transaction costs and may increase your tax liability.

Initial Public Offering
Each of the Funds may engage in initial public offerings (IPOs) of securities.  IPOs issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading.  Thus, when the Fund's size is smaller, any gains form IPOs will have an exaggerated impact on the Fund's reported performance than when the Fund is larger.  Attractive IPOs are often oversubscribed and may not be available to the Fund, or only in very limited quantities.  There can be no assurance that a Fund will have favorable IPO investment opportunities.

Securities Ratings
When fixed-income securities are rated by one or more independent rating agencies, a Fund uses these ratings to determine bond quality.  Investment grade bonds are those that are rated within or above the BBB major rating category by S&P or the Baa major rating category by Moody's, or unrated but considered of equivalent quality by the Fund's adviser.  High-yield bonds are below investment grade bonds in terms of quality.

In cases where a bond is rated in conflicting categories by different rating agencies, a Fund may choose to follow the higher rating.  If a bond is unrated, the Fund may assign it to a given category based on its own credit research.  If a rating agency downgrades a security, the Fund will determine whether to hold or sell the security, depending on all of the facts and circumstances at that time.

Defensive Investing
In response to market, economic, political or other conditions, each Fund  may invest without limitation in cash, preferred stocks, or investment-grade debt securities for temporary defensive purposes.  If the Fund does this, different factors could affect the Fund's performance and it may not achieve its investment objective.

[Back cover page]

The AAL Mutual Funds

By Telephone:
           1-800-847-4836
           press 1 to speak with a customer service representative
           or
           press 2 to use the Automated Service Line

By Internet:
           www.thrivent.com

By Mail:
           The AAL Mutual Funds
           P.O. Box 219348
           Kansas City, MO 64121-9348

By Express Mail:
           The AAL Mutual Funds
           210 West 10th Street, 8th Floor
           Kansas City, MO 64105

The Statement of Additional Information, which is incorporated by reference into this Prospectus, contains additional information about the Funds. You may request a free copy of the Statement of Additional Information or you may make additional requests or inquiries by calling 1-800-847-4836.  You also may review and copy information about the Funds (including the Statement of
Additional Information) at the Public Reference Room of the Securities and Exchange Commission in Washington, DC.  You may get
more information about the Public Reference Room by calling 1-800-SEC-0330. You also may get information about the Funds on the
EDGAR data base at the SEC Web site (www.sec.gov), and copies of the information may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, DC 20549-6009, or by sending an email to:  publicinfo@sec.gov.

1940 Act File No. 811-5075

                                                STATEMENT OF ADDITIONAL INFORMATION

                                                       Dated February 1, 2004

                                                                for

                                                    Thrivent Mid Cap Growth Fund
                                                      Thrivent High Yield Fund
                                                        Thrivent Income Fund
                                                Thrivent Limited Maturity Bond Fund

                                                             Series of

                                                        The AAL Mutual Funds

Each of the  above-referenced  series of The AAL Mutual Funds (the  "Trust")  offers three  classes of shares:  Class A, Class B and
Institutional  Class shares.  Class A and B shares are offered  through a combined  prospectus  and  Institutional  Class shares are offered  through a separate  prospectus.  Each such  prospectus is referred to  hereinafter  as a  "Prospectus".  This  Statement of
Additional  Information is not a prospectus,  but should be read in conjunction  with the Prospectus dated February 1, 2004, for the applicable class of the  above-referenced  series of the Trust. To receive a copy of the Prospectus,  write to The AAL Mutual Funds,
625 Fourth Avenue South, Minneapolis, Minnesota 55415 or call toll-free (800) THRIVENT (847-4836).

                                                              Page
HISTORY OF THE TRUST
NONPRINCIPAL INVESTMENT STRATEGIES AND RISKS
MANAGEMENT OF THE FUNDS
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
INVESTMENT ADVISORY AND OTHER SERVICES
BROKERAGE ALLOCATION AND OTHER PRACTICES
CAPITAL STOCK AND OTHER SECURITIES
TAX STATUS

HISTORY OF THE TRUST

The AAL Mutual Funds (the  "Trust") was  organized as a  Massachusetts  Business  Trust on March 31, 1987,  and is  registered  as a diversified  management  investment company under the Investment Company Act of 1940 ("1940 Act"). The Trust commenced operations on
July 16, 1987,  and  currently  consists of  twenty-four  series (each a "Fund" and  collectively,  the  "Funds").  Thrivent Mid Cap
Growth Fund, Thrivent High Yield Fund, Thrivent Income Fund, and Thrivent Limited  Maturity  Bond Fund became  effective February 1,
2004.

The  Declaration  of Trust  provides  that  each  shareholder  shall be deemed to have  agreed to be bound by its  terms.  A vote of shareholders or the Board of Trustees may amend the Declaration of Trust.  The Trust may issue an unlimited  number of shares in one or more series as the Board of Trustees may authorize.

Each Fund's classes of shares  represent  interests in the assets of the Fund and have  identical  dividend,  liquidation  and other rights.  The  separate  share  classes  have the same terms and  conditions,  except each Class A and Class B share  bears  separate distribution  and  shareholder  servicing  expenses.  At the  Trustees'  discretion,  each class may pay a different  share of other expenses,  not including  advisory or custodial fees or other  expenses  related to the  management of the Trust's  assets,  if each class incurs the expenses in different  amounts,  or if a class receives  services of a different kind or to a different degree than the other  class.  The Funds  allocate  all  other  expenses  to each  class on the  basis of the net asset  value of that  class in relation to the net asset value of the particular Fund.

Class A and B shares and  Institutional  shares have identical  voting rights except that each class has exclusive  voting rights on any matter  submitted  to  shareholders  relating  solely to the class.  In addition,  Class A and Class B shares and  Institutional shares have  separate  voting  rights on any matter  submitted  to  shareholders  where the  interests  of one class differ from the interests of the other class.  Class A and Class B shares have exclusive voting rights on matters  involving the 12b-1  Distribution
Plan as applied to that class. Matters submitted to shareholder vote must be approved by each Fund separately except:

1.  when required otherwise by the 1940 Act; or
2.  when the Trustees  determine that the matter does not affect all Funds; then, only the shareholders of the affected Funds may vote.

Shares are freely transferable,  entitled to dividends declared by the Trustees,  and receive the assets of their respective Fund in the event of  liquidation.  The Trust  generally  holds  annual  shareholder  meetings  only when  required by law or at the written request of  shareholders  owning at least 10% of the Trust's  outstanding  shares.  Shareholders  may remove Trustees from office by votes cast in person or by proxy at a shareholder meeting.

At the request of shareholders  holding 10% or more of the outstanding  shares of the Fund, the Fund will hold a special meeting for the purpose of considering  the removal of a Trustee(s)  from office,  and the Fund will cooperate with and assist  shareholders  of record who  notify the Fund that they wish to  communicate  with other  shareholders  for the  purpose of  obtaining  signatures  to request such a meeting, all pursuant to and in accordance with Section 16(c) of the 1940 Act, as amended.

Under  Massachusetts's  law,  shareholders of a business trust may, under certain  circumstances,  be held personally liable for the obligations of the Trust.  However,  the Declaration of Trust disclaims  shareholder,  Trustee and/or officer  liability for acts on behalf of the Trust or for Trust  obligations  that are binding only on the assets and property of the Trust. The Funds include this disclaimer in each agreement,  obligation,  or contract entered into or executed by the Trust or the Board. The Declaration of Trust provides for  indemnification  out of the Trust's assets for all losses and expenses of any shareholder  held personally  liable for the  obligations of the Trust.  The risk of a shareholder  incurring  financial  loss on account of shareholder  liability is remote because it is limited to circumstances where the Trust itself is unable to meets its obligations.

NONPRINCIPAL INVESTMENT STRATEGIES AND RISKS

Additional Investment Practices

In addition to those practices stated in the Prospectus, various of the Funds may purchase the following securities or may engage in the following transactions.

Other Securities

Thrivent  Mid Cap Growth Fund may invest in other  types of  securities,  including  bonds,  preferred  stocks,  convertible  bonds, convertible  preferred stocks,  warrants,  American  Depository  Receipts (ADRs), and other debt or equity securities.  In addition, each of these Funds may invest in U.S. Government securities or cash.

Thrivent Mid Cap Growth Fund will not use any minimum level of credit  quality.  Debt  obligations may be rated less than investment grade, which is defined as having a quality rating below "Baa", as rated by Moody's Investors Service,  Inc.  ("Moody's"),  or below
"BBB", as rated by Standard & Poor's Corporation  ("S&P").  For a description of Moody's and S&P's ratings, see "Description of Debt
Ratings".  Securities  rated below  investment  grade  (sometimes  referred to as "high yield" or "junk bonds") are considered to be speculative  and involve  certain  risks,  including a higher risk of default and greater  sensitivity to interest rate and economic changes.

Thrivent High Yield Fund,  Thrivent Income Fund, and Thrivent Limited Maturity Bond Fund also may invest in common stocks,  warrants to purchase stocks, bonds or preferred stocks convertible into common stock, and other equity securities.

Repurchase Agreements

Each of the Funds may engage in repurchase  agreement  transactions in pursuit of its investment  objective.  A repurchase agreement consists of a purchase and a  simultaneous  agreement to resell an investment for later delivery at an agreed upon price and rate of interest.  The Fund or its custodian will take  possession of the  obligations  subject to a repurchase  agreement.  If the original seller of a security  subject to a repurchase  agreement  fails to repurchase  the security at the agreed upon time,  the Fund could incur a loss due to a drop in the market  value of the  security  during the time it takes the Fund to either  sell the  security or take action to enforce the original  seller's  agreement to repurchase  the security.  Also, if a defaulting  original  seller filed for bankruptcy or became insolvent,  disposition of such security might be delayed by pending court action.  The Fund may only enter into  repurchase  agreements  with banks and other  recognized  financial  institutions  such as  broker/dealers  which are found by
Thrivent Investment Mgt. (or a subadviser) to be creditworthy.

Restricted Securities

The Funds may buy or sell restricted  securities,  including securities that meet the requirements of Rule 144A under the Securities
Act of 1933 ("Rule 144A Securities").  Securities may be resold pursuant to Rule 144A under certain  circumstances only to qualified institutional  buyers as defined in the rule.  Rule 144A  Securities  may be deemed to be liquid as  determined  by or in accordance with methods  adopted by the  Trustees.  Under such methods the following  factors are  considered,  among others:  the frequency of trades and quotes for the security,  the number of dealers and potential purchasers in the market,  market making activity,  and the nature of the security and marketplace  trades.  Investments in Rule 144A  Securities  could have the effect of increasing the level of a Fund's  illiquidity to the extent that qualified  institutional  buyers become,  for a time,  uninterested  in purchasing  such securities.  Also, a Fund may be adversely  impacted by the  subjective  valuation  of such  securities  in the absence of an active market  for  them.  Restricted  securities  that are not  resalable  under  Rule 144A may be  subject  to risks of  illiquidity  and subjective  valuations  to a greater  degree  than Rule 144A  securities.  None of the Funds  will  invest  more than 15% of its net assets in illiquid securities.

Reverse Repurchase Agreements

Each of the Funds also may enter into  reverse  repurchase  agreements,  which are similar to borrowing  cash. A reverse  repurchase agreement is a transaction in which the Fund transfers  possession of a portfolio  instrument to another person, such as a financial institution,  broker or dealer,  in return for a percentage of the  instrument's  market value in cash,  with an agreement that at a stipulated  date in the future the Fund will  repurchase  the  portfolio  instrument by remitting  the original  consideration  plus interest  at an agreed  upon  rate.  The use of  reverse  repurchase  agreements  may  enable  the Fund to avoid  selling  portfolio instruments  at a time when a sale may be deemed to be  disadvantageous.  However,  the  ability  to enter into  reverse  repurchase agreements does not assure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

The Fund will  engage in  reverse  repurchase  agreements  which  are not in excess of 60 days to  maturity  and will do so to avoid borrowing  cash and not for the purpose of  investment  leverage or to speculate on interest rate changes.  When  effecting  reverse repurchase  agreements,  assets of the Fund in a dollar  amount  sufficient to make payment of the  obligations  to be purchased are segregated on the Fund's records at the trade date and maintained until the transaction is settled.

When Issued and Delayed Delivery Transactions

Each of the  Funds may  purchase  securities  on a  when-issued  and  delayed  delivery  basis.  When-issued  and  delayed  delivery transactions arise when U.S.  Government  obligations and other types of securities are bought by the Fund with payment and delivery taking  place in the future.  The  settlement  dates of these  transactions,  which may be a month or more after  entering  into the transaction,  are determined by mutual  agreement of the parties.  There are no fees or other expenses  associated  with these types of transactions other than normal transaction costs.

To the  extent a Fund  engages in  when-issued  and  delayed  delivery  transactions,  it will do so for the  purpose  of  acquiring portfolio  instruments  consistent with its investment objective and policies and not for the purpose of investment leverage. On the settlement  date, the value of such instruments may be less than the cost thereof.  When effecting  when-issued and delayed delivery transactions,  a Fund will maintain liquid  securities,  cash, or cash equivalents of a dollar amount sufficient to make payment for the obligations to be purchased until the transaction has been settled.

Dollar Roll Transactions

Certain of the Funds may enter into dollar roll  transactions  with respect to mortgage  securities in which the Funds sell mortgage securities and simultaneously  agree to repurchase similar (same type, coupon and maturity)  securities at a later date at an agreed upon price.  During the period  between the sale and  repurchase,  the Funds  forgo  principal  and  interest  paid on the  mortgage securities  sold.  The Funds are  compensated  by the interest  earned on the cash proceeds of the initial sale and from  negotiated fees paid by brokers  offered as an  inducement  to the Funds to "roll  over"  their  purchase  commitments.  While the dollar  roll transactions  may result in higher  transaction  costs or higher  taxes for the Funds,  the adviser  believes  that the  benefits of investing in such a program will outweigh the potential for such increased costs.

Collateralized Mortgage Obligations and Multi-Class Pass-Through Securities

The Funds may invest in mortgage-backed  securities,  including CMOs and multi-class pass-through  securities.  CMOs and multi-class pass-through  securities  are debt  instruments  issued by special  purpose  entities  secured by pools of  mortgage  loans or other mortgage-backed  securities.  Multi-class  pass-through  securities  are  interests in a trust  composed of mortgage  loans or other mortgage-backed  securities.  Payments of principal and interest on the underlying  collateral provide the money to pay debt service on the CMO or make scheduled distributions on the multi-class  pass-through security.  Multi-class  pass-through  securities,  CMOs, and classes thereof  (including those discussed below) are examples of the types of financial  instruments  commonly  referred to as
"derivatives."

A CMO  contains a series of bonds or  certificates  issued in multiple  classes.  Each CMO class  (referred to as  "tranche")  has a specified  coupon rate and stated maturity or final  distribution  date. When people start prepaying the principal on the collateral underlying a CMO (such as mortgages  underlying a CMO),  some classes may retire  substantially  earlier than the stated maturity or final  distribution  dates.  The issuer  structures  a CMO to pay or accrue  interest  on all  classes on a  monthly,  quarterly  or semi-annual  basis.  The issuer may allocate the principal and interest on the underlying  mortgages among the classes in many ways.
In a common structure,  the issuer applies the principal payments on the underlying  mortgages to the classes according to scheduled cash flow priorities.

There are many classes of CMOs.  Interest only classes ("IOs") entitle the class  shareholders to receive  distributions  consisting solely or primarily of all or a portion of the interest in an underlying pool of mortgages or mortgage-backed  securities  (mortgage assets).  Principal only classes ("POs") entitle the class shareholders to receive  distributions  consisting solely or primarily of all or a portion of the underlying  pool of mortgage  assets.  In addition,  there are "inverse  floaters,"  which have coupon rates that move in the reverse direction to an applicable index, and accrual (or Z) bonds (described below).

Inverse  floating CMO classes are  typically  more  volatile  than fixed or  adjustable  rate CMO  classes.  We would only invest in inverse  floating CMOs to protect  against a reduction in the income earned on  investments  due to a predicted  decline in interest rates. In the event interest rates increased,  we would lose money on investments in inverse floating CMO classes.  An interest rate increase would cause the coupon rate on an inverse CMO class to decrease.

Cash flow and yields on IO and PO classes are  extremely  sensitive  to  principal  payment  rates  (including  prepayments)  on the underlying  mortgage loans or mortgage-backed  securities.  For example,  rapid or slow principal payment rates may adversely affect the yield to maturity of IO or PO bonds,  respectively.  If the  underlying  mortgage  assets  experience  greater than  anticipated prepayments of  principal,  the holder  of an IO  bond may  incur a  complete loss in value due to the lost interest  stream even if the IO bond has a AAA rating. If the underlying  mortgage assets experience  slower than anticipated  prepayments of principal,  the
PO bond will incur substantial  losses in value due to lost  prepayments.  Rapid or slow principal payment rates may cause IO and PO bond  holders  to incur  substantially  more  losses  in market  value  than if they had  invested  in  traditional  mortgage-backed securities.  On the other hand, if interest  rates rise,  the value of an IO might  increase and  partially  offset other bond value declines in a Fund's portfolio.  If interest rates fall, the value of a PO might increase  offsetting lower  reinvestment rates in a
Fund's portfolio.

An accrual or Z bondholder  does not receive cash payments  until one or more of the other classes have received their full payments on the mortgage loans  underlying the CMO. During the period when the Z bondholders do not receive cash payments,  interest  accrues on the Z class at a stated  rate.  The accrued  interest  is added to the amount of  principal  due to the Z class.  After the other classes have received  their  payments in full,  the Z class begins  receiving  cash  payments  until it receives its full amount of principal (including the accrued interest added to the principal amount) and interest at the stated rate.

Generally,  the date when cash payments  begin on the Z class depends on the prepayment  rate of the mortgage  loans  underlying the
CMO. A faster  prepayment rate results in an earlier  commencement of cash payments on the Z class.  Like a zero coupon bond, during its accrual period the Z class has the advantage of eliminating  the risk of reinvesting  interest  payments at lower rates during a period of  declining  interest  rates.  Like a zero coupon  bond,  the market  value of a Z class bond  fluctuates  more widely with changes in interest rates than would the market value of a bond from a class that pays interest  currently.  Changing interest rates influence  prepayment  rates. As noted above,  such changes in prepayment  rates affect the date at which cash payments begin on a Z tranche, which in turn influences its market value.

Structured Securities

The Funds may invest in structured notes. The issuer of a structured  security links the security's  coupon,  dividend or redemption amount at  maturity  to some sort of  financial  indicator.  Such  financial  indicators  can include  currencies,  interest  rates, commodities  and indexes.  The coupon,  dividend  and/or  redemption  amount at maturity  may increase or decrease  depending on the value of the linked or underlying instrument.

Investments in structured  securities  involve certain risks. In addition to the normal credit and interest rate risks inherent with a debt  security,  the  redemption  amount may  increase  or  decrease as a result of price  changes in the  underlying  instrument.
Depending  on how the issuer  links the coupon  and/or  dividend to the  underlying  instrument,  the amount of the  dividend may be reduced  to zero.  Any  further  declines  in the value of the  underlying  instrument  may then  reduce  the  redemption  amount at maturity.  Structured securities may have more volatility than the price of the underlying instrument.

Variable Rate Demand Notes

The Funds may purchase  variable rate master demand notes.  Variable rate master demand notes are unsecured  instruments that permit the  indebtedness  thereunder  to vary and  provide  for  periodic  adjustments  in the  interest  rate.  The extent to which we can purchase these  securities is subject to Rule 2a-7 under the Investment  Company Act of 1940.  These notes normally do not trade and there is no secondary  market for the notes.  However,  we may demand  payment of the principal for a Fund at any time. We limit our purchases of variable rate master demand notes to those:  (1) rated in one of the two highest rating  categories by a NRSRO;  or (2)
that have been issued by an issuer that has received a rating from the requisite  NRSRO in the top two categories  with respect to a class of short-term debt  obligations  that is comparable in priority and security with the  instrument.  If an issuer of a variable rate master  demand note  defaulted  on its  payment  obligation,  we might not be able to dispose of the note for a Fund due to the absence of a secondary  market.  We might suffer a loss to the extent of the default for the Fund.  We only invest in variable  rate master demand notes when we deem them to involve minimal credit risk.

Lending Securities

Consistent  with  applicable  regulatory  requirements,  each of the Funds may from  time to time  lend the  securities  it holds to broker-dealers,  provided that such loans are made pursuant to written agreements and are continuously  secured by collateral in the form of cash, U.S.  Government  securities,  irrevocable  standby  letters of credit or other liquid  securities in an amount at all times equal to at least the market value of the loaned  securities  plus the accrued  interest and dividends.  In electing to engage in securities  lending for a Fund,  the Adviser will take into account the  investment  objective  and  principal  strategies of the
Fund.  For the period  during  which the  securities  are on loan,  the lending  Fund will be entitled to receive the  interest  and dividends,  or amounts  equivalent  thereto,  on the loaned  securities and a fee from the borrower or interest on the investment of the  cash  collateral.  The  right to  terminate  the loan  will be given to  either  party  subject  to  appropriate  notice.  Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities.

The primary risk in lending  securities is that the borrower may become  insolvent on a day on which the loaned  security is rapidly increasing  in value.  In such  event,  if the  borrower  fails to return the loaned  security,  the  existing  collateral  might be insufficient  to purchase  back the full amount of the  security  loaned,  and the  borrower  would be unable to furnish  additional collateral.  The borrower  would be liable for any  shortage,  but the lending Fund would be an unsecured  creditor  with respect to such  shortage and might not be able to recover all or any thereof.  However,  this risk may be minimized by a careful  selection of borrowers and securities to be lent and by monitoring collateral.

No Fund may lend any  security or make any other loan if, as a result,  more than  one-third  of its total  assets  would be lent to other parties.

Put and Call Options

As described below, each of the Funds may invest in options on another  security,  an index, a currency,  or a futures contract.  If the option is described as "covered," we hold the security  underlying  the option or the right to obtain it at no additional  cost.
If the  option is not  covered,  the Fund will  earmark  liquid  securities  as  collateral.  When a Fund  sells  put  options,  the collateral  must be equal to the purchase  obligation of the Fund,  less any amount  maintained as margin.  When a Fund sells a call option,  collateral must be equal to the market value of the instruments  underlying the call options less any amount  maintained as margin.

Selling  ("Writing")  Covered Call Options:  The Funds may from time to time sell  ("write")  covered call options on any portion of their  portfolios as a hedge to provide partial  protection  against  adverse  movements in prices of securities in those Funds and, subject to the limitations  described below, for the non-hedging  purpose of attempting to create  additional  income. A call option gives the buyer of the  option,  upon  payment of a premium,  the right to call upon the writer to deliver a  specified  amount of a security  on or before a fixed  date at a  predetermined  ("strike")  price.  As the writer of a call  option,  a Fund  assumes  the obligation to deliver the  underlying  security to the holder of the option on demand at the strike price.  This  obligation is held by the Fund until either the option expires or a closing transaction is made.

If the price of a security hedged by a call option falls below or remains below the strike price of the option, a Fund will generally not be called upon to deliver the security.  A Fund will, however, retain the premium received for the option as additional income, offsetting all or part of any decline in the value of the security. If the price of a hedged security rises above or remains above the strike price of the option, the Fund will generally be called upon to deliver the security. In this event, a Fund limits its potential gain by limiting the value it can receive from the security to the strike price of the option plus the option premium.

Buying Call  Options:  The Funds may also from time to time  purchase  call options on  securities  in which those Funds may invest.
As the holder of a call option,  a Fund has the right (but not the  obligation) to purchase the  underlying  security or currency at the exercise price at any time during the option period  (American  style) or at the expiration of the option  (European  style).  A
Fund generally will purchase such options as a hedge to provide  protection  against  adverse  movements in the prices of securities that the Fund intends to purchase.  In  purchasing a call option,  a Fund would  realize a gain if,  during the option  period,  the price of the  underlying  security  increased by more than the amount of the premium  paid. A Fund would realize a loss equal to all or a portion of the premium paid if the price of the underlying security  decreased,  remained the same, or did not increase by more than the premium paid.

Selling  Put  Options:  The Funds may from time to time sell  ("write")  covered put options if the put option is part of a combined position  (see  "Combined  Position  Option"  below).  As the writer of a put  option,  the Fund  assumes  the  obligation  to pay a predetermined  ("strike") price for the option's  underlying  security if the holder of the option chooses to exercise it. Until the option  expires or a closing  transaction  is made,  the Fund must  continue to be prepared to pay the strike  price,  regardless of price movements in the underlying security.

If the price of the  underlying  security  remains the same or rises above the strike price,  the Fund  generally will not be called upon to purchase the security.  The Fund will,  however,  retain the premium  received for the option as additional  income.  If the price of the underlying  security  falls below the strike price,  the Fund may be called upon to purchase the security at the strike price.

Buying Put  Options:  The Funds may from time to time  purchase put options on any portion of their  portfolios.  A put option gives the buyer of the option,  upon payment of a premium,  the right (but not the obligation) to deliver a specified amount of a security to the writer of the option on or before a fixed date at a  predetermined  ("strike")  price.  A Fund  generally  will purchase such options as a hedge to provide  protection  against  adverse  movements in the prices of  securities in the Fund. In purchasing a put option, a Fund would realize a gain if, during the option period,  the price of the security  declined by an amount in excess of the premium  paid. A Fund would  realize a loss equal to all or a portion of the premium  paid if the price of the  security  increased, remained the same, or did not decrease by more than the premium paid.

Options on  Foreign  Currencies:  The Funds may also  write  covered  call  options  and  purchase  put and call  options on foreign currencies as a hedge against changes in prevailing levels of currency exchange rates.

Index Options: As part of its options  transactions,  the Funds may also purchase and sell call options and put options on stock and bond indices.  Options on securities  indices are similar to options on a security  except that, upon the exercise of an option on a securities index, settlement is made in cash rather than in specific securities.

Combined  Position  Options.  The Funds may purchase and sell options in combination  with each other or in combination with futures or forward contracts,  to adjust the risk and return  characteristics of the overall position.  For example, the Funds may engage in
"straddle" and "spread"  transactions.  A "straddle" is  established  by buying both a call and a put option on the same  underlying security,  each with the same exercise  price and  expiration  date . A "spread" is a combination of two or more call options or put options on the same security with  differing  exercise  prices or times to maturity.  The particular  strategies  employed by a Fund will depend on Thrivent Investment Mgt.'s or the Subadviser's perception of anticipated market movements.

Negotiated  Transactions:  The Funds will generally  purchase and sell options traded on a national  securities or options exchange.
Where  options are not readily  available on such  exchanges,  a Fund may purchase and sell options in  negotiated  transactions.  A
Fund effects  negotiated  transactions  only with investment  dealers and other financial  institutions  deemed  creditworthy by its investment  adviser.  Despite the investment  adviser's or subadviser's best efforts to enter into negotiated  options  transactions with only creditworthy  parties,  there is always a risk that the opposite party to the transaction may default in its obligation to either  purchase or sell the underlying  security at the agreed upon time and price,  resulting in a possible loss by the Fund. This risk is described more  completely in the section of this Statement of Additional  Information  entitled,  "Risks of Transactions in
Options and Futures".

Options  written or purchased by a Fund in negotiated  transactions  are illiquid and there is no assurance that a Fund will be able to effect a closing  purchase or closing sale transaction at a time when its investment  adviser or subadviser  believes it would be advantageous  to do so. In the event the Fund is unable to effect a closing  transaction  with the holder of a call  option  written by the Fund, the Fund may not sell the security underlying the option until the call written by the Fund expires or is exercised.

Closing  Transactions:  The Funds may dispose of options that they have written by entering  into "closing  purchase  transactions".
Those Funds may dispose of options that they have  purchased by entering  into "closing sale  transactions".  A closing  transaction terminates the rights of a holder, or the obligation of a writer, of an option and does not result in the ownership of an option.

A Fund  realizes a profit  from a closing  purchase  transaction  if the  premium  paid to close the option is less than the premium received by the Fund from  writing  the option.  The Fund  realizes a loss if the  premium  paid is more than the premium  received.
The Fund may not enter into a closing  purchase  transaction  with respect to an option it has written after it has been notified of the exercise of such option.

A Fund realizes a profit from a closing sale  transaction  if the premium  received to close out the option is more than the premium paid for the option. A Fund realizes a loss if the premium received is less than the premium paid.

Financial Futures and Options on Futures

Selling  Futures  Contracts:  The Funds may sell  financial  futures  contracts  ("futures  contracts")  as a hedge against  adverse movements in the prices of securities in those Funds. Such contracts may involve futures on items such as U.S.  Government  Treasury bonds, notes and bills; government  mortgage-backed  securities;  corporate and municipal bond indices; and stock indices. A futures contract sale creates an obligation for the Fund, as seller,  to deliver the specific type of instrument  called for in the contract at a specified  future time for a specified  price.  In selling a futures  contract,  the Fund would  realize a gain on the contract if,  during the contract  period,  the price of the  securities  underlying  the futures  contract  decreased.  Such a gain would be expected to  approximately  offset the decrease in value of the same or similar  securities  in the Fund.  The Fund would  realize a loss if the price of the securities  underlying the contract  increased.  Such a loss would be expected to approximately  offset the increase in value of the same or similar securities in the Fund.

Futures  contracts  have been  designed by and are traded on boards of trade which have been  designated  "contract  markets" by the
Commodity Futures Trading Commission ("CFTC").  These boards of trade, through their clearing  corporations,  guarantee  performance of the contracts.  Although the terms of some financial  futures  contracts  specify  actual  delivery or receipt of securities,  in most  instances  these  contracts  are closed out before the  settlement  due date  without  the making or taking of delivery of the securities.  Other  financial  futures  contracts,  such as futures  contracts on a securities  index,  by their terms call for cash settlements.  The closing out of a futures contract is effected by entering into an offsetting purchase or sale transaction.

When a Fund sells a futures contract, or a call option on a futures contract, it is required to make payments to the commodities broker which are called "margin" by commodities exchanges and brokers.

The payment of "margin" in these  transactions is different than  purchasing  securities "on margin".  In purchasing  securities "on margin" an investor  pays part of the purchase  price in cash and receives an extension of credit from the broker,  in the form of a loan secured by the  securities,  for the unpaid  balance.  There are two  categories  of "margin"  involved in these  transactions:
initial margin and variation margin.  Initial margin does not represent a loan between a Fund and its broker,  but rather is a "good faith  deposit"  by a Fund to secure its  obligations  under a futures  contract  or an option.  Each day during the term of certain futures  transactions,  a Fund will receive or pay "variation margin" equal to the daily change in the value of the position held by the Fund.

Buying Futures  Contracts:  The Funds may purchase  financial  futures  contracts as a hedge against adverse movements in the prices of  securities  they intend to purchase.  The Funds may buy and sell futures  contracts for a number of reasons,  including:  (1) to manage their  exposure to changes in  securities  prices and foreign  currencies  as an efficient  means of adjusting  their overall exposure to certain markets in an effort to enhance income; and (2) to protect the value of portfolio securities.

A futures contract  purchase  creates an obligation by a Fund, as buyer, to take delivery of the specific type of instrument  called for in the contract at a specified  future time for a specified  price.  In  purchasing a futures  contract,  a Fund would realize a gain if, during the contract  period,  the price of the securities  underlying  the futures  contract  increased.  Such a gain would approximately  offset the increase in cost of the same or similar  securities that a Fund intends to purchase.  A Fund would realize a loss if the price of the securities  underlying the contract  decreased.  Such a loss would  approximately  offset the decrease in cost of the same or similar securities that a Fund intends to purchase.

Options on Futures  Contracts:  The Funds may also sell ("write") and purchase covered call and put options on futures  contracts in connection  with the above  strategies.  An option on a futures  contract  gives the buyer of the option,  in return for the premium paid for the option,  the right to assume a position in the  underlying  futures  contract (a long  position if the option is a call and a short  position if the option is a put).  The  writing of a call  option on a futures  contract  constitutes  a partial  hedge against  declining prices of securities  underlying the futures  contract to the extent of the premium received for the option.  The purchase of a put option on a futures  contract  constitutes a hedge against price  declines  below the exercise price of the option and net of the premium  paid for the option.  The purchase of a call option  constitutes  a hedge,  net of the  premium,  against an increase in cost of securities that a Fund intends to purchase.

Currency Futures  Contracts and Options:  The Funds may also sell and purchase  currency futures contracts (or options thereon) as a hedge against changes in prevailing levels of currency  exchange rates.  Such contracts may be traded on U.S. or foreign  exchanges.
The Fund will not use such contracts or options for leveraging purposes.

Limitations:  The Funds may engage in futures  transactions,  and  transactions  involving  options on  futures,  only on  regulated commodity  exchanges  or boards of trade.  A Fund will not enter into a futures  contract  or purchase  or sell  related  options if immediately  thereafter  the sum of the amount of initial  margin  deposits  on the Fund's  existing  futures  and  related  options positions and premiums  paid for options with respect to futures and options used for  non-hedging  purposes  would exceed 5% of the market value of the Fund's total  assets.  In addition,  in instances  involving  the purchase of futures  contracts or call options thereon,  a Fund will  maintain  liquid  securities,  cash,  or cash  equivalents  in an amount  equal to the  market  value of such contracts.

Hybrid Investments

As part of their investment program and to maintain greater  flexibility,  the Funds may invest in hybrid instruments (a potentially high-risk  derivative) which have the  characteristics  of futures,  options and securities.  Such instruments may take a variety of forms,  such as debt instruments with interest or principal  payments  determined by reference to the value of a currency,  security index or commodity at a future point in time.  The risks of such  investments  would reflect both the risks of investing in futures, options,  currencies and securities,  including  volatility and  illiquidity.  Under certain  conditions,  the redemption value of a hybrid instrument could be zero.

In addition,  because the purchase and sale of hybrid  instruments  could take place in an  over-the-counter  market or in a private transaction  between a Fund and the seller of the hybrid  instrument,  the  creditworthiness  of the counterparty to the transaction would be a risk  factor  which a Fund would have to  consider.  Hybrid  instruments  also may not be  subject to  regulation  of the
Commodities Futures Trading Commission  ("CFTC"),  which generally  regulates the trading of commodity futures by U.S. persons,  the
SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

Risks of Transactions in Options and Futures

There are certain risks involved in the use of futures  contracts,  options on securities and securities index options,  and options on futures contracts,  as hedging devices.  There is a risk that the movement in the prices of the index or instrument underlying an option or futures  contract may not  correlate  perfectly  with the movement in the prices of the assets being  hedged.  The lack of correlation  could render a Fund's  hedging  strategy  unsuccessful  and could result in losses.  The loss from investing in futures transactions is potentially unlimited.

There is a risk that  Thrivent  Investment  Mgt. or a subadviser  could be incorrect in their  expectations  about the  direction or extent of market factors such as interest rate  movements.  In such a case, a Fund would have been better off without the hedge.  In addition,  while the principal  purpose of hedging is to limit the effects of adverse market  movements,  the attendant  expense may cause a Fund's return to be less than if hedging had not taken place. The overall  effectiveness of hedging,  therefore,  depends on the expense of hedging and Thrivent  Investment Mgt.'s or a subadviser's  accuracy in predicting the future changes in interest rate levels and securities price movements.

A Fund will generally purchase and sell options traded on a national  securities or options exchange.  Where options are not readily available on such exchanges,  a Fund may purchase and sell options in negotiated  transactions.  When a Fund uses negotiated options transactions,  it will seek to enter into such  transactions  involving  only those  options and futures  contracts  for which there appears to be an active secondary market.

There is,  nonetheless,  no assurance  that a liquid  secondary  market,  such as an exchange or board of trade,  will exist for any particular  option or futures  contract at any particular time. If a futures market were to become  unavailable,  in the event of an adverse  movement,  a Fund would be required to continue to make daily cash payments of  maintenance  margin if it could not close a futures  position.  If an options market were to become  unavailable and a closing  transaction could not be entered into, an option holder would be able to realize  profits or limit losses only by exercising an option,  and an option writer would remain  obligated until exercise or expiration.

In addition,  exchanges may establish daily price fluctuation  limits for options and futures  contracts,  and may halt trading if a contract's  price moves upward or downward more than the limit in a given day. On volatile  trading days when the price  fluctuation limit is reached or a trading halt is imposed,  it may be  impossible  for a Fund to enter into new  positions or close out existing positions.  If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise,  it could prevent prompt liquidation of unfavorable  positions,  and potentially could require a Fund to continue to hold a position until delivery or expiration  regardless  of changes in its value.  As a result,  a Fund's access to other assets held to cover its options or futures positions could also be impaired.

When  conducting  negotiated  options  transactions  there is a risk that the opposite party to the  transaction  may default in its obligation to either purchase or sell the underlying  security at the agreed upon time and price. In the event of such a default,  a
Fund could lose all or part of the benefit it would  otherwise  have  realized from the  transaction,  including the ability to sell securities  it holds at a price above the current  market price or to purchase a security  from  another  party at a price below the current market price.

Finally,  if a broker or  clearing  member of an options or futures  clearing  corporation  were to become  insolvent,  a Fund could experience  delays and might not be able to trade or exercise options or futures  purchased  through that broker or clearing member.
In addition,  a Fund could have some or all of its positions  closed out without its consent.  If substantial and widespread,  these insolvencies could ultimately impair the ability of the clearing corporations themselves.

Foreign Futures and Options

Participation  in foreign  futures and foreign options  transactions  involves the execution and clearing of trades on or subject to the rules of a foreign board of trade.  Neither the National Futures  Association nor any domestic exchange regulates  activities of any  foreign  boards  of  trade,  including  the  execution,  delivery  and  clearing  of  transactions,  or has the power to compel enforcement  of the rules of a foreign board of trade or any  applicable  foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another  market.  Moreover, such laws or regulations  will vary depending on the foreign  country in which the foreign  futures or foreign  options  transaction occurs.

For these reasons,  customers who trade foreign futures or foreign options  contracts may not be afforded  certain of the protective measures provided by the Commodity  Exchange Act, the CFTC's  regulations and the rules of the National Futures  Association and any domestic exchange,  including the right to use reparations  proceedings before the Commission and arbitration  proceedings  provided by the National  Futures  Association or any domestic  futures  exchange.  In particular,  funds received from customers for foreign futures or foreign  options  transactions  may not be provided the same  protections as funds received in respect of transactions on
United States futures exchanges.

In addition,  the price of any foreign futures or foreign options  contract and,  therefore,  the potential  profit and loss thereon may be affected by any  variance in the foreign  exchange  rate  between the time an order is placed and the time it is  liquidated, offset or exercised.

Short Sales Against the Box

The Funds may effect  short sales,  but only if such  transactions  are short sale  transactions  known as short sales  "against the box".  A short  sale is a  transaction  in  which a Fund  sells a  security  it does  not own by  borrowing  it from a  broker,  and consequently  becomes  obligated  to  replace  that  security.  A short sale  against  the box is a short sale where a Fund owns the security sold short or has an immediate and  unconditional  right to acquire that security  without  additional  cash  consideration upon  conversion,  exercise  or  exchange of options  with  respect to  securities  held in its  portfolio.  The effect of selling a security short against the box is to insulate that security against any future gain or loss.

Foreign Currency Exchange-Related Securities and Foreign Currency Transactions

Foreign Currency  Warrants.  Foreign currency  warrants are warrants which entitle the holder to receive from their issuer an amount of cash  (generally,  for warrants  issued in the United  States,  in U.S.  dollars).  The cash amount is  calculated  pursuant to a predetermined  formula and based on the exchange rate between a specified  foreign  currency and the U.S.  dollar as of the exercise date of the warrant.  Foreign  currency  warrants  generally are  exercisable  upon their issuance and expire as of a specified date and time.

Foreign currency warrants have been issued in connection with U.S.  dollar-denominated  debt offerings by major corporate issuers in an attempt to reduce the foreign  currency  exchange risk that, from the point of view of prospective  purchasers of the securities, is inherent in the  international  fixed-income  marketplace.  Foreign currency  warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example,  providing for a  supplemental  payment in the event that the U.S.  dollar depreciates  against the value of a major  foreign  currency  such as the  Japanese Yen or German  Deutschmark.  The formula used to determine the amount  payable upon  exercise of a foreign  currency  warrant may make the warrant  worthless  unless the  applicable foreign currency  exchange rate moves in a particular  direction (e.g.,  unless the U.S. dollar  appreciates or depreciates  against the particular  foreign currency to which the warrant is linked or indexed).  Foreign currency  warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges.

Foreign  currency  warrants may be exercisable only in certain minimum  amounts,  and an investor  wishing to exercise  warrants who possesses less than the minimum number required for exercise may be required  either to sell the warrants or to purchase  additional warrants,  thereby  incurring  additional  transaction  costs.  In the case of any exercise of  warrants,  there may be a time delay between  the time a holder of warrants  gives  instructions  to  exercise  and the time the  exchange  rate  relating to exercise is determined.  During this time the exchange rate could change  significantly,  thereby  affecting both the market and cash settlement values of the warrants being exercised.

The  expiration  date of the warrants may be  accelerated  if the warrants  should be delisted  from an exchange or if their trading should  be  suspended  permanently.  This  would  result  in the loss of any  remaining  "time  value" of the  warrants  (i.e.,  the difference  between  the  current  market  value  and the  exercise  value of the  warrants),  and,  in the case the  warrants  were
"out-of-the-money," in a total loss of the purchase price of the warrants.

Warrants are generally  unsecured  obligations  of their issuers and are not  standardized  foreign  currency  options issued by the
Options  Clearing  Corporation  ("OCC").  Unlike  foreign  currency  options issued by OCC, the terms of foreign  exchange  warrants generally will not be amended in the event of governmental  or regulatory  actions  affecting  exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets.

The initial public offering price of foreign  currency  warrants is generally  considerably in excess of the price that a commercial user of foreign  currencies might pay in the interbank  market for a comparable  option  involving  significantly  larger amounts of foreign currencies.

Foreign  currency  warrants are subject to significant  foreign  exchange risk,  including  risks arising from complex  political or economic factors.

Foreign Currency  Transactions.  A forward foreign currency  exchange contract involves an obligation to purchase or sell a specific currency  at a future  date,  which may be any fixed  number of days from the date of the  contract  agreed upon by the parties at a price set at the time of the contract.  These contracts are principally  traded in the interbank market  conducted  directly between currency traders (usually large,  commercial banks) and their customers.  A forward contract  generally has no deposit  requirement, and no commissions are charged at any stage for trades.

A Fund may enter into forward  contracts  for a variety of purposes in  connection  with the  management  of the foreign  securities portion of its portfolio.  A Fund's use of such contracts would include, but not be limited to, the following:

           (1)  When the Fund  enters  into a  contract  for the  purchase  or sale of a security  denominated  in a foreign currency,  it may desire to "lock in" the U.S.  dollar  price of the  security.  By entering  into a forward contract  for the  purchase  or sale,  for a fixed  amount of  dollars,  of the amount of  foreign  currency involved  in the  underlying  security  transactions,  the Fund  will be able to  protect  itself  against a possible loss resulting from an adverse change in the  relationship  between the U.S. dollar and the subject foreign  currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

           (2)  When a Fund determines  that one currency may experience a substantial  movement  against another  currency, including the U.S.  dollar, a Fund may enter into a forward contract to sell or buy the amount of the former foreign  currency,  approximating the value of some or all of a Fund's portfolio  securities  denominated in such foreign currency.

Alternatively,  where  appropriate,  a Fund may hedge all or part of its foreign  currency  exposure  through the use of a basket of currencies or a proxy  currency where such currency or currencies act as an effective  proxy for other  currencies.  In such a case, a Fund may enter into a forward  contract  where the amount of the foreign  currency to be sold exceeds the value of the  securities denominated in such  currency.  The use of this basket  hedging  technique may be more  efficient and economical  than entering into separate forward contracts for each currency held in a Fund.

The precise matching of the forward  contract amounts and the value of the securities  involved will not generally be possible since the future value of such  securities in foreign  currencies  will change as a consequence of market  movements in the value of those securities  between the date the forward  contract is entered into and the date it matures.  The  projection of short-term  currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Under normal  circumstances,  currency  risk will be considered  when deciding  whether to buy or sell a security and as part of the overall  diversification  strategies.  However,  Thrivent  Investment Mgt. and Price  International  believe that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will be served.

A Fund may enter into  forward  contracts  for any other  purpose  consistent  with the Fund's  investment  objective  and  program.
However,  a Fund will not enter into a forward  contract,  or maintain  exposure to any such  contract(s),  if the amount of foreign currency  required to be delivered  thereunder  would exceed the Fund's  holdings of liquid,  high-grade debt  securities,  currency available for cover of the forward  contract(s),  or other suitable  cover as permitted by the SEC. In determining  the amount to be delivered under a contract, the Fund may net offsetting positions.

At the maturity of a forward contract,  a Fund may sell the portfolio security and make delivery of the foreign currency,  or it may retain the security and either extend the maturity of the forward  contract (by "rolling"  that contract  forward) or may initiate a new forward contract.

If a Fund  retains  the  portfolio  security  and  engages in an  offsetting  transaction,  the Fund will incur a gain or a loss (as described  below) to the extent  that there has been  movement  in  forward  contract  prices.  If a Fund  engages in an  offsetting transaction,  it may  subsequently  enter into a new forward  contract to sell the foreign  currency.  Should forward prices decline during the period between a Fund's entering into a forward  contract for the sale of a foreign  currency and the date it enters into an  offsetting  contract  for the  purchase of the  foreign  currency,  the Fund will  realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase.  Should  forward  prices  increase,  the
Fund will suffer a loss to the extent of the price of the  currency it has agreed to purchase  exceeds the price of the  currency it has agreed to sell.

A Fund's dealing in forward foreign  currency  exchange  contracts will generally be limited to the  transactions  described  above.
However,  the Funds reserve the right to enter into forward foreign  currency  contracts for different  purposes and under different circumstances.  Of course,  the Funds are not required to enter into forward  contracts with regard to foreign  currency-denominated securities and will not do so unless deemed  appropriate.  It also should be realized that this method of hedging  against a decline in the value of a currency does not eliminate  fluctuations  in the underlying  prices of the  securities.  It simply  establishes a rate of exchange at a future  date.  Additionally,  although  such  contracts  tend to minimize the risk of loss due to a decline in the value of the hedged  currency,  at the same time,  they tend to limit any  potential  gain that might result from an increase in the value of that currency.

Although a Fund values its assets daily in terms of U.S. dollars,  it does not intend to convert its holdings of foreign  currencies into U.S.  dollars on a daily basis.  It will do so from time to time,  and there are costs  associated  with  currency  conversion.
Although  foreign  exchange  dealers  do not charge a fee for  conversion,  they do realize a profit  based on the  difference  (the
"spread")  between the prices at which they are buying and selling  various  currencies.  Thus, a dealer may offer to sell a foreign currency to the fund at one rate,  while  offering a lesser rate of exchange  should the fund desire to resell that  currency to the dealer.

Principal  Exchange Rate Linked  Securities.  Principal  exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the  exchange  rate  between  the U.S.  dollar and a  particular  foreign currency at or about that time.  The return on  "standard"  principal  exchange  rate linked  securities  is enhanced if the foreign currency to which the  security is linked  appreciates  against the U.S.  dollar,  and is  adversely  affected by  increases  in the foreign exchange value of the U.S. dollar.  "Reverse" principal exchange rate linked securities are like the "standard"  securities, except that their return is enhanced by increases in the value of the U.S.  dollar and adversely  impacted by increases in the value of foreign currency.

Interest  payments on the securities are generally  made in U.S.  dollars at rates that reflect the degree of foreign  currency risk assumed or given up by the purchaser of the notes (i.e.,  at relatively  higher  interest rates if the purchaser has assumed some of the foreign  exchange risk, or relatively  lower interest rates if the issuer has assumed some of the foreign  exchange risk,  based on the expectations of the current market).

Principal  exchange rate linked securities may in limited cases be subject to acceleration of maturity  (generally,  not without the consent of the holders of the  securities),  which may have an adverse  impact on the value of the  principal  payment to be made at maturity.

Performance  Indexed Paper.  Performance indexed paper is U.S.  dollar-denominated  commercial paper the yield of which is linked to certain  foreign  exchange rate  movements.  The yield to the investor on performance  indexed paper is established at maturity as a function of spot exchange rates between the U.S.  dollar and a designated  currency as of or about that time  (generally,  the index maturity two days prior to  maturity).  The yield to the investor  will be within a range  stipulated at the time of purchase of the obligation.  Generally,  the  guaranteed  minimum  rate of return is below,  and a potential  maximum  rate of return that is above, market  yields on U.S.  dollar-denominated  commercial  paper.  In  addition,  both the minimum  and maximum  rates of return on the investment generally correspond to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Other Investment Companies

Each Fund may invest in  securities  of other  investment  companies,  including  shares of closed-end  investment  companies,  unit investment  trusts,  and open-end  investment  companies,  which represent  interests in professionally  managed portfolios that may invest in any type of  instrument.  Investing  in other  investment  companies  involves  substantially  the same risks as investing directly in the underlying  instruments,  but may involve  additional  expenses at the investment  company-level,  such as portfolio management fees and operating expenses which would  result in the Fund  paying its proportionate share.  Certain types of investment companies,  such as closed-end  investment companies, issue a fixed  number of shares that trade on a stock  exchange  or  over-the-
counter  at a premium or a discount to their net asset  value. Others are  continuously  offered at net asset value, but may also be traded in the secondary market. The extent to which a Fund can invest in other investment companies is limited by federal securities laws.

Exchange Traded Funds (ETFs)

These are a type of index fund bought and sold on a  securities  exchange.  An ETF trades like common  stock and  represents a fixed portfolio of securities  designed to track a particular  market index.  Each Fund could purchase an ETF to temporarily gain exposure to a  portion  of the U.S.  or a foreign  market  while  awaiting  purchase  of  underlying  securities.  The risks of owning an ETF generally  reflect the risks of owning the underlying  securities  they are designed to track,  although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Passive Foreign Investment Companies

Each Fund may purchase the securities of certain foreign  investment  funds or trusts called passive foreign  investment  companies.
Such trusts have been the only or primary way to invest in certain countries.  In addition to bearing their  proportionate  share of the trust's  expenses  (management  fees and operating  expenses),  shareholders  will also indirectly bear similar expenses of such trusts.  Capital  gains on the sale of such  holdings are  considered  ordinary  income  regardless of how long the Funds hold their investments.  In  addition,  the Funds may be subject  to  corporate  income tax and an  interest  charge on certain  dividends  and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders.

To avoid  such tax and  interest,  the  Funds  intend  to treat  these  securities  as sold on the last day of its  fiscal  year and recognize any gains for tax purposes at that time;  deductions  for losses are allowable  only to the extent of any gains  resulting from these  deemed  sales for prior  taxable  years.  Such gains and losses  will be treated as ordinary  income.  The Funds will be required to distribute any resulting income even though it has not sold the security and received cash to pay such distributions.

Investment Limitations

The fundamental  investment  restrictions for the Funds are set forth below.  These fundamental  investment  restrictions may not be changed by a Fund except by the affirmative vote of a majority of the outstanding  voting  securities of that Fund as defined in the
Investment  Company Act of 1940.  (Under the  Investment  Company Act of 1940,  a "vote of the  majority of the  outstanding  voting securities" means the vote, at a meeting of security holders duly called,  (i) of 67% or more of the voting securities  present at a meeting if the holders of more than 50% of the  outstanding  voting  securities  are present or represented by proxy or (ii) of more than 50% of the outstanding  voting  securities,  whichever is less (a "1940 Act Majority  Vote").) Under these  restrictions,  with respect to each Fund:

           1.   None of the Funds may borrow  money,  except  that a Fund may borrow  money  (through  the  issuance of debt securities or otherwise) in an amount not exceeding  one-third of the Fund's total assets  immediately after the time of such borrowing.

           2.   None of the Funds may issue senior securities,  except as permitted under the Investment Company Act of 1940 or any exemptive order or rule issued by the Securities and Exchange Commission.

           3.   None of the Funds,  will, with respect to 75% of its total assets,  purchase  securities of an issuer (other than the U.S. Government, its agencies, instrumentalities  or  authorities  or  repurchase  agreements fully collateralized by U.S. Government  securities and other investment companies) if (a) such purchase would, at the time,  cause  more than 5% of the  Fund's  total  assets  taken at market  value to be  invested  in the securities  of such  issuer;  or (b) such  purchase  would,  at the  time,  result  in more  than 10% of the outstanding voting securities of such issuer being held by the Fund.

           4.   None of the Funds may buy or sell real  estate,  except that any Fund may (i) acquire or lease  office space for its own use, (ii) invest in securities of issuers that invest in real estate or interest therein,  (iii)
                invest in  mortgage-related  securities  and other  securities that  are secured  by real estate or interest therein, and (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

           5.   None of the  Funds may  purchase  or sell  commodities  or  commodity  contracts,  except  that any Fund may purchase  and sell  derivatives  (including  but not limited to options,  futures  contracts  and options on futures contracts) whose value is tied to the value of a financial index or a financial  instrument or other asset  (including,  but not limited to,  securities  indexes,  interest  rates,  securities,  currencies and physical commodities).

           6.   None of the Funds may make loans,  except that any Fund may (i) lend portfolio  securities,  (ii) enter into repurchase  agreements,  (iii)  purchase  all or a  portion  of an  issue  of  debt  securities,  bank  loan
                participation  interests,  bank  certificates  of  deposit,   bankers'  acceptances,   debentures  or  other
                securities,  whether or not the  purchase is made upon the  original  issuance of the  securities,  and (iv)
                participate in an interfund lending program with other registered investment companies.

           7.   None of the Funds will  underwrite the  securities of other issuers,  except where the Fund may be deemed to be an underwriter  for purposes of certain  federal  securities  laws in connection  with the disposition of portfolio securities;  with investments in other investment  companies;  and with loans that a Fund may make pursuant to its fundamental investment restriction on lending.

           8.   None of the Funds will  purchase a security if, after giving  effect to the  purchase,  more than 25% of its total assets would be invested in the securities of one or more issuers  conducting their principal business activities in the same industry,  except that this restriction  does not apply to Government  Securities (as such term is defined in the Investment Company Act of 1940).

The following nonfundamental investment restriction may be changed without shareholder approval.  Under this restriction:

           1.    None of the Funds will purchase any security while borrowings, including reverse repurchase agreements, representing more than 5% of the Fund's total assets are outstanding.  The Funds intend to limit borrowings to amounts borrowed from a bank, repurchase agreements (insofar as they are considered borrowings), or an interfund lending agreement.

           2.    The fundamental investment restriction with respect to industry concentration (number 8 above) will be applied pursuant to SEC policy at 25% (instead of "more than 25%") of a Fund's total assets.

           3.    The fundamental investment restriction with respect to 75% of a Fund's total assets will not invest in repurchase agreements that are collateralized by other investment companies.

The Trust has applied for an exemptive order from the SEC which would allow the Funds to engage in an interfund lending program.
In an interfund lending arrangement, the Funds directly lend to and borrow money from each other for temporary purposes.  This arrangement allows the borrowing Funds to borrow at a lower interest rate than banks offer, allows lending Funds to earn extra income, and reduces the need for bank lines of credit.  Section 17(a) of the 1940 Act makes it unlawful for an affiliated person of a registered investment company, and underwriter, or a promoter (or any affiliated person thereof), acting as principal, to engage in "self-dealing," i.e., knowingly sell any security (other than securities the buyer or seller issues) or other property to the company or to buy any security (other than securities the investment company issues) or other property from the company.
Because an interfund lending arrangement raises issues under Section 17(a), along with other sections of the 1940 Act, its use requires an order for exemptive relief from the Securities and Exchange Commission.  The Funds' interfund lending arrangement is designed to ensure that each Fund has an equal opportunity to borrow and lend on equal terms consistent with its investment policies and limitations.

Section  18(g) of the 1940 Act defines a "senior  security" as any bond,  debenture,  note,  or similar  obligation  constituting  a security  and  evidencing  indebtedness.  Section  18(f)(1) of the 1940 Act  prohibits an open-end  investment  company from issuing senior  securities but permits  borrowings  from a bank if immediately  after the borrowing there is asset coverage of at least 300%
and provided further that, in the event that such asset coverage falls below 300%, the investment  company will,  within 3 days (not including  Sundays and holidays),  reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%.  The SEC staff has taken the  position  that a fund may engage in certain  leveraged  transactions,  such as short sales and financial futures contracts, without violating Section 18(f)(1) if it segregates fund assets.

MANAGEMENT OF THE FUNDS

Board of Trustees and Executive Officers

The Board of Trustees is  responsible  for the  management and  supervision  of the Funds'  business  affairs and for exercising all powers  except those  reserved to the  shareholders.  Each Trustee  also serves as a Director of AAL Variable  Product  Series Fund,
Inc., a registered  investment  company  consisting of 14 Portfolios that serve as underlying funds for variable contracts issued by
Thrivent  Financial for Lutherans  ("Thrivent  Financial") and Thrivent Life Insurance Company ("TLIC") and retirement savings plans sponsored by Thrivent Financial.

Also,  in addition  to serving as a Trustee of The AAL Mutual  Funds and a Director  of AAL  Variable  Product  Series  Fund,  Inc.,
Messrs.  Eggerding  and Gilbert serve as a Trustee of The Lutheran  Brotherhood  Family of Funds (a  registered  investment  company consisting of 11 Funds,  which offer Class A, Class B and  Institutional  Class shares) and as a Director of LB Series Fund, Inc. (a registered  investment  company consisting of 14 Portfolios that serve as underlying funds for variable contracts issued by Thrivent
Financial and TLIC).

Interested Trustees*
-------------------------- ---------------------------------- ----------------------------------- ---------------------------------
                           Position with the Fund, Length     Principal Occupation During the     Other Directorships Held by
Name, Address and Age      of Service and Term of Office **   Past 5 Years                        Trustee
-------------------------- ---------------------------------- ----------------------------------- ---------------------------------
-------------------------- ---------------------------------- ----------------------------------- ---------------------------------
John O. Gilbert            Chairman and Trustee since 1999    Chairman, Thrivent Financial for    Life Office Management
625 Fourth Avenue South                                       Lutherans since 2002; Chairman,     Association (LOMA) board of
Minneapolis, MN                                               President and Chief Executive       directors; member of the board
Age 61                                                        Officer, Aid Association for        of regents for Luther College
                                                              Lutherans from 1999 to 2002;        in Decorah, Iowa; Trustee,
                                                              President and Chief Executive       Luther Seminary Foundation
                                                              Officer, Aid Association for
                                                              Lutherans from 1996 to 1999

-------------------------- ---------------------------------- ----------------------------------- ---------------------------------
-------------------------- ---------------------------------- ----------------------------------- ---------------------------------
Lawrence W. Stranghoener   Trustee since 2002                 Executive Vice President and        St. Paul Chamber Orchestra
625 Fourth Avenue South                                       Chief Financial Officer, Thrivent   Board; Metropolitan Economic
Minneapolis, MN                                               Financial for Lutherans since       Development Association;
Age 49                                                        2002; Executive Vice President      Director, Kennametal, Inc.
                                                              and Chief Financial Officer,
                                                              Lutheran Brotherhood in 2001;
                                                              Executive Vice President and
                                                              Chief Financial Officer,
                                                              Techies.com in 2000; Vice
                                                              President and Chief Financial
                                                              Officer, Honeywell Inc.
                                                              (thermostat and aerospace
                                                              business) from 1983 to 1999

-------------------------- ---------------------------------- ----------------------------------- ---------------------------------

Disinterested Trustees
-------------------------- ---------------------------------- ----------------------------------- --------------------------------
                           Position with the Fund, Length     Principal Occupation During the     Other Directorships Held by
Name, Address and Age      of Service and Term of Office **   Past 5 Years                        Trustee
-------------------------- ---------------------------------- ----------------------------------- --------------------------------
-------------------------- ---------------------------------- ----------------------------------- --------------------------------
F. Gregory Campbell        Trustee since 1992                 President, Carthage College since   ELCA University and College
625 Fourth Avenue South                                       1998                                Employees' Health Benefit
Minneapolis, MN                                                                                   Board; ELCA Risk Management
Age 63                                                                                            Board; Director, JohnsonFamily
                                                                                                  Funds, Inc., an investment
                                                                                                  company consisting  four
                                                                                                  portfolios;   Kenosha Area
                                                                                                  Business Alliance Board;
                                                                                                  Kenosha Hospital and Medical
                                                                                                  Center Board; Prairie School
                                                                                                  Board; United Health Systems
                                                                                                  Board
-------------------------- ---------------------------------- ----------------------------------- --------------------------------
-------------------------- ---------------------------------- ----------------------------------- --------------------------------
Herbert F. Eggerding, Jr   Trustee since 2003                 Management consultant to several    None
625 Fourth Avenue South                                       privately owned companies
Minneapolis, MN
Age 66
-------------------------- ---------------------------------- ----------------------------------- --------------------------------
-------------------------- ---------------------------------- ----------------------------------- --------------------------------
Richard L. Gady            Trustee since 1987                 Retired; previously Vice            International Agricultural
625 Fourth Avenue South                                       President, Public Affairs and       Marketing Association Board
Minneapolis, MN                                               Chief Economist, Conagra, Inc.
Age 60                                                        (agribusiness)

-------------------------- ---------------------------------- ----------------------------------- --------------------------------
-------------------------- ---------------------------------- ----------------------------------- --------------------------------
Edward W. Smeds            Trustee since 1999                 Retired                             Chairman of Carthage College
625 Fourth Avenue South                                                                           Board; Board of Governors,
Minneapolis, MN                                                                                   Club of Pelican Bay
Age 67

-------------------------- ---------------------------------- ----------------------------------- --------------------------------

Executive Officers
-------------------------- ---------------------------------- --------------------------------------------------------------------
                           Position with the Fund, Length
Name, Address and Age      of Service and Term of Office***   Principal Occupation During the Past 5 Years
-------------------------- ---------------------------------- --------------------------------------------------------------------
-------------------------- ---------------------------------- --------------------------------------------------------------------
Pamela J. Moret            President since 2002; Serves at    Senior Vice President, Marketing and Products, Thrivent Financial
625 Fourth Avenue South    discretion of the Board until      for Lutherans since 2002; Senior Vice President, Products,
Minneapolis, MN            her successor is elected           American Express Financial Advisors from 2000 to 2001; Vice
Age 47                                                        President, Variable Assets, American Express Financial Advisors
                                                              from 1996 to 2000

-------------------------- ---------------------------------- --------------------------------------------------------------------
-------------------------- ---------------------------------- --------------------------------------------------------------------
Charles D. Gariboldi       Treasurer since  1999; Serves at   Vice President, Investment Accounting, Thrivent Financial for
625 Fourth Avenue South    discretion of  the Board until     Lutherans since 2002; Head of Investment Accounting, Aid
Minneapolis, MN            his successor is elected           Association for Lutherans from 1999 to 2001
Age 43

-------------------------- ---------------------------------- --------------------------------------------------------------------
-------------------------- ---------------------------------- --------------------------------------------------------------------
James H. Abitz             Vice President since 1999;         Senior Vice President, Investments, Thrivent Financial for
625 Fourth Avenue South    Serves at discretion of the        Lutherans since 2002; Senior Vice President and Chief Investment
Minneapolis, MN            Board until his successor is       Officer, Aid Association for Lutherans from 1999 to 2001; Vice
Age 58                     elected                            President,  Investments, Aid Association for Lutherans from 1998 to 1999

-------------------------- ---------------------------------- --------------------------------------------------------------------
-------------------------- ---------------------------------- --------------------------------------------------------------------
Karl  D. Anderson          Vice President since 2003;         Vice President, Investment Product Solutions Management, Thrivent
625 Fourth Avenue South    Serves at discretion of the        Financial for Lutherans since 2002; Vice President and Actuary,
Minneapolis, MN            Board until his successor is       Aid Association for Lutherans from 1997 to 2002
Age  42                    elected

-------------------------- ---------------------------------- --------------------------------------------------------------------
-------------------------- ---------------------------------- --------------------------------------------------------------------
Frederick P. Johnson       Vice President since 2003;         Vice President, Investment Operations, Thrivent Financial for
625 Fourth Avenue South    Serves at discretion of the        Lutherans since 2002; Vice President, Investment Operations,
Minneapolis, MN            Board until his successor is       Lutheran Brotherhood in 2001; Assistant Vice President, Investment
Age 40                     elected                            Operations, Lutheran Brotherhood from 1994 to 2001

-------------------------- ---------------------------------- --------------------------------------------------------------------
-------------------------- ---------------------------------- --------------------------------------------------------------------
Thomas R Mischka           Vice President and Anti-Money      Vice President of Divisional Support Services, Thrivent Financial
625 Fourth Avenue South    Laundering Officer since 2003,     for Lutherans since 2003; Vice President of Marketing from 1997 to
Minneapolis, MN            Serves at discretion of the        2003, Aid Association for Lutherans
Age  44                    Board until his successor is
                           elected
-------------------------- ---------------------------------- --------------------------------------------------------------------
-------------------------- ---------------------------------- --------------------------------------------------------------------
Brenda J. Pederson         Vice President since 2003;         Vice President, Member Support and Mutual Fund Operations,
625 Fourth Avenue South    Serves at discretion of the        Thrivent Financial for Lutherans since 2002; Vice President,
Minneapolis, MN            Board until her successor is       Member Services, Lutheran Brotherhood from 2001 to 2002; Assistant
Age 42                     elected                            Vice President, Member Services, Lutheran Brotherhood from 1997 to
                                                              2001
-------------------------- ---------------------------------- --------------------------------------------------------------------
-------------------------- ---------------------------------- --------------------------------------------------------------------
Brett L. Agnew             Secretary since 2001; Serves at    Senior Counsel, Thrivent Financial for Lutherans since  2002;
625 Fourth Avenue South    discretion of the Board until      Counsel, Aid Association for Lutherans from 2001 to 2002;
Minneapolis, MN            his successor is elected           Consultant Principal Financial Group from 1998 to 2001
Age 32

-------------------------- ---------------------------------- --------------------------------------------------------------------
-------------------------- ---------------------------------- --------------------------------------------------------------------
John C. Bjork              Assistant Secretary since 2003;    Senior Counsel, Thrivent Financial for Lutherans since 2002;
625 Fourth Avenue South    Serves at discretion of the        Counsel, Lutheran Brotherhood from 1987 to 2001
Minneapolis, MN            Board until his successor is
Age 50                     elected

-------------------------- ---------------------------------- --------------------------------------------------------------------
-------------------------- ---------------------------------- --------------------------------------------------------------------
James E. Nelson            Assistant Secretary since 2003;    Vice President, Securities Law, Thrivent Financial for Lutherans
625 Fourth Avenue South    Serves at discretion of the        since 2002; Head of Securities Law, Lutheran Brotherhood from 2001
Minneapolis, MN            Board until his successor is       to 2002;  Counsel and head of Insurance Practice Group, Law
Age 43                     elected                            Division of ING ReliaStar (formerly ReliaStar Financial Corp.)
                                                              from 1998 to 2001
-------------------------- ---------------------------------- --------------------------------------------------------------------
-------------------------- ---------------------------------- --------------------------------------------------------------------
Marlene J. Nogle           Assistant Secretary since 2003;    Senior Counsel, Thrivent Financial for Lutherans since 2002;
625 Fourth Avenue South    Serves at discretion of the        Senior Counsel and Assistant Vice President, Lutheran Brotherhood
Minneapolis, MN            Board until her successor is       from 1991 to 2002
Age 55                     elected

-------------------------- ---------------------------------- --------------------------------------------------------------------
Todd J. Kelly              Assistant Treasurer since 1999;    Director, Fund Accounting Operations, Thrivent Financial for
222 West College Avenue    Serves at discretion of the        Lutherans since 2002; Manager, Mutual Fund Accounting, Aid
Appleton, WI               Board until his successor is       Association for Lutherans from 1996 to 2002
Age 33                     elected
-------------------------- ---------------------------------- --------------------------------------------------------------------
-------------------------- ---------------------------------- --------------------------------------------------------------------
Gerard V. Vaillancourt     Assistant Treasurer since 2002;    Director, Fund Accounting Administration, Thrivent Financial for
625 Fourth Avenue South    Serves at discretion of the        Lutherans since 2002; Manager-Portfolio Compliance, Lutheran
Minneapolis, MN            Board until his successor is       Brotherhood from 2001 to 2002; Manager-Fund Accounting, Minnesota
Age 35                     elected                            Life form 2000 to 2001; Supervisor-Securities Accounting, Lutheran
                                                              Brotherhood from 1998 to 2000
-------------------------- ---------------------------------- --------------------------------------------------------------------

* "Interested  person" of the Fund as defined in the Investment  Company Act of 1940 by virtue of positions with Thrivent  Financial for Lutherans.

** Each Trustee  serves an indefinite  term until his successor is duly elected and  qualified.  The Fund's bylaws provide that each
Trustee must retire at the end of the calendar year in which the Trustee attains age 70.

***Officers serve at the discretion of the board until their successors are duly appointed and qualified.

Committees of the Board of Trustees
------------ -------------------------------------- --------------------------------------------------- ---------------------------
                                                                                                        Meetings Held During Last
Committee    Members/1/                             Function                                            Fiscal Year
------------ -------------------------------------- --------------------------------------------------- ---------------------------
------------ -------------------------------------- --------------------------------------------------- ---------------------------

Audit        F. Gregory Campbell                    The 1940 Act requires that the Trusts'              2
             Herbert F. Eggerding, Jr.              independent auditors be selected by a majority of
             Richard L. Gady                        those Trustees who are not "interested persons"
             Edward W. Smeds                        (as defined in the 1940 Act) of the Trust.  The
                                                    Audit Committee is responsible for recommending
                                                    the engagement or retention of the Trust's
                                                    independent accountants, reviewing with the
                                                    independent accountants the plan and the results
                                                    of the auditing engagement, approving
                                                    professional services provided by the independent
                                                    accountants prior to the performance of such
                                                    services, considering the range of audit and
                                                    non-audit fees, reviewing the independence of the
                                                    independent accountants, reviewing the scope and
                                                    results of procedures of internal auditing and
                                                    reviewing the system of internal accounting
                                                    control.
------------ -------------------------------------- --------------------------------------------------- ---------------------------
------------ -------------------------------------- --------------------------------------------------- ---------------------------

Contracts    F. Gregory Campbell                    The function of the Contracts Committee is to       N/A-The Contracts Committee
             Herbert F. Eggerding, Jr.              assist the Board of Trustees in fulfilling its      was established in 2003
             Richard L. Gady                        duties with respect to the review and approval of
             Edward W. Smeds                        contracts between the Trust and other entities,
                                                    including entering into new contracts and the
                                                    renewal of existing contracts.  The Contracts
                                                    Committee considers investment advisory,
                                                    distribution, transfer agency, administrative
                                                    service and custodial contracts, and such other
                                                    contracts as the Board of Trustees deems
                                                    necessary or appropriate for the continuation of
                                                    operations of each Fund.
------------ -------------------------------------- --------------------------------------------------- ---------------------------
------------ -------------------------------------- --------------------------------------------------- ---------------------------

Governance   F. Gregory Campbell                    The Governance Committee assists the Board of       N/A-The Governance Committee
             Herbert F. Eggerding, Jr.              Trustees in fulfilling its duties with respect to   was established in 2003
             Richard L. Gady                        the governance of the Trust, including
             Edward W. Smeds                        recommendations regarding evaluation of the Board
                                                    of Trustees, compensation of the Trustees and
                                                    composition of the committees and the Board's
                                                    membership.  The Governance Committee makes
                                                    recommendations regarding nominations for
                                                    Trustees, and will consider nominees suggested by
                                                    shareholders sent to the attention of the
                                                    President of the Trust.
------------ -------------------------------------- --------------------------------------------------- ---------------------------
/1/ The Independent Trustees serve as members of each Committee.

Beneficial Interest in the Fund by Trustees

The  following  tables  provide  information  as of December 31, 2002  regarding  the dollar range of  beneficial  ownership by each
Trustee in each  series of the Fund.  In  addition,  the amount  shown in the last  column  reflects  the  aggregate  amount of each
Trustee's  beneficial  ownership in all registered  investment  companies within the investment company complex that are overseen by the Trustee.

Interested Trustees
------------------------ ------------------------------------------------------------- -----------------------------------
                                                                                           Aggregate Dollar Range of
                                                                                          Beneficial Ownership in All
                                                                                        Registered Investment Companies
                         Dollar Range of Beneficial Ownership in Each Series            Overseen by the Director in the
Name of Trustee          of the Trust                                                      Investment Company Complex
------------------------ ------------------------------------------------------------- -----------------------------------
------------------------ ------------------------------------------------------------- -----------------------------------
John O. Gilbert          The AAL Technology Stock Fund                    None                   Over $100,000
                         The AAL Aggressive Growth Fund                   None
                         The AAL Small Cap Stock Fund                     None
                         The AAL Small Cap Index Fund II                  None
                         The AAL Small Cap Value Fund                     None
                         The AAL Mid Cap Stock Fund                       None
                         The AAL Mid Cap Index Fund                       None
                         The AAL Mid Cap Index Fund II                    None
                         The AAL International Fund                 $1-$50,000
                         The AAL Capital Growth Fund                $1-$50,000
                         The AAL Large Company Index Fund                 None
                         The AAL Large Company Index Fund II              None
                         The AAL Equity Income Fund                       None
                         The AAL Balanced Fund                            None
                         The AAL High Yield Bond Fund                     None
                         The AAL Municipal Bond Fund             Over $100,000
                         The AAL Bond Fund                                None
                         The AAL Bond Index Fund                          None
                         The AAL Money Market Fund               Over $100,000
                         The AAL 2006 Target Fund                         None
------------------------ ------------------------------------------------------------- -----------------------------------
------------------------ ------------------------------------------------------------- -----------------------------------
Lawrence W. Stranghoener The AAL Technology Stock Fund                    None                   Over $100,000
                         The AAL Aggressive Growth Fund                   None
                         The AAL Small Cap Stock Fund         $50,001-$100,000
                         The AAL Small Cap Index Fund II                  None
                         The AAL Small Cap Value Fund                     None
                         The AAL Mid Cap Stock Fund                       None
                         The AAL Mid Cap Index Fund                       None
                         The AAL Mid Cap Index Fund II                    None
                         The AAL International Fund                       None
                         The AAL Capital Growth Fund          $50,001-$100,000
                         The AAL Large Company Index Fund                 None
                         The AAL Large Company Index Fund II              None
                         The AAL Equity Income Fund                       None
                         The AAL Balanced Fund                            None
                         The AAL High Yield Bond Fund                     None
                         The AAL Municipal Bond Fund                      None
                         The AAL Bond Fund                                None
                         The AAL Bond Index Fund                          None
                         The AAL Money Market Fund                        None
                         The AAL 2006 Target Fund                         None
------------------------ ------------------------------------------------------------- -----------------------------------

Disinterested Trustees
------------------------ ------------------------------------------------------------- -----------------------------------
                                                                                           Aggregate Dollar Range of
                                                                                          Beneficial Ownership in All
                                                                                        Registered Investment Companies
                         Dollar Range of Beneficial Ownership in Each Series            Overseen by the Director in the
Name of Trustee          of the Trust                                                      Investment Company Complex
------------------------ ------------------------------------------------------------- -----------------------------------
------------------------ ------------------------------------------------------------- -----------------------------------
F. Gregory Campbell      The AAL Technology Stock Fund                    None                  $50,001-$100,000
                         The AAL Aggressive Growth Fund                   None
                         The AAL Small Cap Stock Fund               $1-$10,000
                         The AAL Small Cap Index Fund II                  None
                         The AAL Small Cap Value Fund                     None
                         The AAL Mid Cap Stock Fund            $10,001-$50,000
                         The AAL Mid Cap Index Fund                       None
                         The AAL Mid Cap Index Fund II                    None
                         The AAL International Fund            $10,001-$50,000
                         The AAL Capital Growth Fund           $10,001-$50,000
                         The AAL Large Company Index Fund                 None
                         The AAL Large Company Index Fund II              None
                         The AAL Equity Income Fund                 $1-$10,000
                         The AAL Balanced Fund                            None
                         The AAL High Yield Bond Fund                     None
                         The AAL Municipal Bond Fund                      None
                         The AAL Bond Fund                                None
                         The AAL Bond Index Fund                          None
                         The AAL Money Market Fund                        None
                         The AAL 2006 Target Fund                         None
------------------------ ------------------------------------------------------------- -----------------------------------
------------------------ ------------------------------------------------------------- -----------------------------------
Richard L. Gady          The AAL Technology Stock Fund         $10,001-$50,000                   Over $100,000
                         The AAL Aggressive Growth Fund                   None
                         The AAL Small Cap Stock Fund               $1-$10,000
                         The AAL Small Cap Index Fund II                  None
                         The AAL Small Cap Value Fund                     None
                         The AAL Mid Cap Stock Fund            $10,001-$50,000
                         The AAL Mid Cap Index Fund                       None
                         The AAL Mid Cap Index Fund II                    None
                         The AAL International Fund                       None
                         The AAL Capital Growth Fund           $10,001-$50,000
                         The AAL Large Company Index Fund                 None
                         The AAL Large Company Index Fund II              None
                         The AAL Equity Income Fund            $10-001-$50,000
                         The AAL Balanced Fund                            None
                         The AAL High Yield Bond Fund               $1-$10,000
                         The AAL Municipal Bond Fund                      None
                         The AAL Bond Fund                                None
                         The AAL Bond Index Fund                          None
                         The AAL Money Market Fund             $10,001-$50,000
                         The AAL 2006 Target Fund                         None
------------------------ ------------------------------------------------------------- -----------------------------------
------------------------ ------------------------------------------------------------- -----------------------------------
Edward W. Smeds          The AAL Technology Stock Fund                    None                   Over $100,000
                         The AAL Aggressive Growth Fund                   None
                         The AAL Small Cap Stock Fund                     None
                         The AAL Small Cap Index Fund II                  None
                         The AAL Small Cap Value Fund                     None
                         The AAL Mid Cap Stock Fund                       None
                         The AAL Mid Cap Index Fund                       None
                         The AAL Mid Cap Index Fund II                    None
                         The AAL International Fund                       None
                         The AAL Capital Growth Fund                      None
                         The AAL Large Company Index Fund                 None
                         The AAL Large Company Index Fund II              None
                         The AAL Equity Income Fund                       None
                         The AAL Balanced Fund                            None
                         The AAL High Yield Bond Fund                     None
                         The AAL Municipal Bond Fund                      None
                         The AAL Bond Fund                                None
                         The AAL Bond Index Fund                          None
                         The AAL Money Market Fund                        None
                         The AAL 2006 Target Fund                Over $100,000
------------------------ ------------------------------------------------------------- -----------------------------------

Thrivent  Financial is a non-stock  corporation.  No trustees or officers of the Fund have any legal ownership  interest in Thrivent
Financial or its  affiliates or any  subadviser.  In fulfilling its duty pursuant to Section 15(c) of the Act, the Board reviews and considers the terms of the investment  advisory  agreement and subadvisory  agreements,  especially as they relate to the fees to be paid. In evaluating fees, the Board examines the total  compensation to be received by the adviser and the subadviser,  both in cash and other benefits,  in order to determine whether such fees are fair and reasonable in light of the services  performed,  the value of such services to the Funds and the availability of comparable services from other parties.

The items to be considered by the Board include the following:

o   The services to be provided to the Funds by the adviser and the subadvisers, and the qualifications of each of them;
o   The fee  structure  for each of the Funds  generally  and in  relation  to those  charged  to  comparable  mutual  funds, especially with respect to break-points;
o   The possible benefits to the adviser and subadviser and their affiliates apart from cash compensation received;
o   The extent of profits derived by the adviser and subadviser under the agreements;
o   The performance of each of the Funds in general and in comparison to other investment  companies with similar  investment objectives over a comparable period of time; and
o   The availability cost and value of alternative means of obtaining such services.

Compensation of Trustees

The following table shows the compensation paid to the Trustees of the Trust for the year ended April 30, 2003:

------------------------------- ------------------------------------------ ---------------------------------------------------
                                    Aggregate Compensation from Fund                 Total Compensation from Trust and Fund
Name                                (Includes Deferred Compensation)                        Complex Paid to Trustee
------------------------------- ------------------------------------------ ---------------------------------------------------
------------------------------- ------------------------------------------ ---------------------------------------------------
John O. Gilbert                                    N/A                                                    $0
------------------------------- ------------------------------------------ ---------------------------------------------------
------------------------------- ------------------------------------------ ---------------------------------------------------
Lawrence W. Stranghoener                           N/A                                                     0
------------------------------- ------------------------------------------ ---------------------------------------------------
------------------------------- ------------------------------------------ ---------------------------------------------------
F. Gregory Campbell                                N/A                                                  50,000
------------------------------- ------------------------------------------ ---------------------------------------------------
------------------------------- ------------------------------------------ ---------------------------------------------------
Herbert F. Eggerding, Jr./1/                       N/A                                                  52,000
------------------------------- ------------------------------------------ ---------------------------------------------------
------------------------------- ------------------------------------------ ---------------------------------------------------
Richard L. Gady                                    N/A                                                  50,000/2/
------------------------------- ------------------------------------------ ---------------------------------------------------
------------------------------- ------------------------------------------ ---------------------------------------------------
Edward W. Smeds                                    N/A                                                  50,000/2/
------------------------------- ------------------------------------------ ---------------------------------------------------

/1/ Mr. Eggerding was appointed as a Trustee on August 27, 2003.

/2/ The Trust has adopted a deferred  compensation  plan for the benefit of the  disinterested  Trustees of the Trust who wish to defer receipt of a  percentage  of  eligible  compensation  which they  otherwise  are  entitled to receive  from the Trust.
Compensation deferred is invested in The AAL Mutual Funds,  the allocation of which is determined by the  individual  Trustee.
Messrs.  Gady and Smeds  elected to receive  their  compensation  as deferred  compensation.  As of September  30, 2003,  the total amount of deferred compensation payable to Mr. Gady was $126,515 and the total amount of deferred compensation payable to Mr. Smeds was $161,073.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES]

As of September  30, 2003,  the Trust's  officers  and  Trustees  owned less than 1% of the shares of any class of the Funds.  As of
September 30, 2003, the following account holders held in excess of 5% of a Fund's shares:

------------------------------ ------------------------------------------------------------------ -----------------------
               Name                                    Fund                                          Percent Owned
------------------------------ ------------------------------------------------------------------ -----------------------
------------------------------ ------------------------------------------------------------------ -----------------------
                               Thrivent Mid Cap Growth Fund                                                 0%
                               Thrivent High Yield Fund
                               Thrivent Income Fund
                               Thrivent Limited Maturity Bond Fund
------------------------------ ------------------------------------------------------------------ -----------------------

------------------------------ ------------------------------------------------------------------ -----------------------
              Name                                    Fund                                           Percent Owned
------------------------------ ------------------------------------------------------------------ -----------------------
------------------------------ ------------------------------------------------------------------ -----------------------
                               Thrivent Mid Cap Growth Fund                                                 0%
                               Thrivent High Yield Fund
                               Thrivent Income Fund
                               Thrivent Limited Maturity Bond Fund
------------------------------ ------------------------------------------------------------------ -----------------------

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser

The Funds' investment  adviser,  Thrivent  Investment  Management Inc.  ("Thrivent  Investment  Mgt."),  was organized as a Delaware corporation on July 29, 1986.  Thrivent  Investment Mgt. is a wholly owned subsidiary of Thrivent Financial  Holdings,  Inc., which, in turn, is a wholly-owned  subsidiary of Thrivent  Financial,  a fraternal benefit society.  The officers and directors of Thrivent
Investment Mgt. who are affiliated with the Trust are set forth below under "Affiliated Persons".

Investment  decisions for each of the Funds are made by Thrivent  Investment Mgt.,  subject to the overall direction of the Board of
Trustees.  Thrivent  Investment  Mgt.  also provides  investment  research and  supervision  of each of the Funds'  investments  and conducts a continuous program of investment evaluation and appropriate disposition and reinvestment of their assets.

Affiliated Persons

The following directors and officers of Thrivent Investment Mgt., the Funds' investment adviser, are affiliated with the Trust:

                     Affiliated Person              Position with Thrivent Investment Mgt.
                     -----------------              --------------------------------------
                     John O. Gilbert                Chairman
                     Lawrence W. Stranghoener       Senior Vice President
                     Pamela J. Moret                Senior Vice President
                     Charles D. Gariboldi           Vice President
                     Frederick P. Johnson           Vice President
                     James E. Nelson                Vice President and Assistant Secretary
                     Brenda J. Pederson             Vice President
                     Brett L. Agnew                 Assistant Secretary
                     John C. Bjork                  Assistant Secretary
                     Marlene J. Nogle               Assistant Secretary

The Advisory Agreement

The advisory  agreement  provides that Thrivent  Investment Mgt. will provide overall  investment  supervision of the assets of each
Fund.  Thrivent  Investment Mgt. furnishes and pays for all office space and facilities,  equipment and clerical personnel necessary for carrying out the adviser's duties under the advisory  agreement.  The adviser also pays all  compensation of Trustees,  officers and employees of the Trust who are the adviser's  affiliated  persons.  All costs and expenses not expressly  assumed by the adviser under the  advisory  agreement  are paid by the Funds,  including,  but not  limited  to: (a)  interest  and  taxes;  (b)  brokerage commissions;  (c) insurance  premiums;  (d)  compensation  and expenses of the Funds' Trustees other than those  affiliated with the adviser;  (e) legal and audit expenses;  (f) fees and expenses of the Trust's custodian and transfer agent; (g) expenses incident to the issuance of the Trust's shares,  including  stock  certificates  and issuance of shares on the payment of, or  reinvestment  of, dividends;  (h) fees and expenses  incident to the  registration  under Federal or state securities laws of the Trust or its shares;
(i) expenses of preparing,  printing and mailing reports and notices and proxy material to the Trust's  shareholders;  (j) all other expenses incidental to holding meetings of the Trust's  shareholders;  (k) dues or assessments of or contributions to the Investment
Company  Institute or its successor,  or other  industry  organizations;  (l) such  non-recurring  expenses as may arise,  including litigation  affecting  the Trust and the legal  obligations  that the Trust may have to indemnify  its  officers  and Trustees  with respect  thereto;  and (m) all expenses  that the Trust agrees to bear in any  distribution  agreement or in any plan adopted by the
Trust pursuant to Rule 12b-1 under the Act.

The advisory  agreement will continue in effect from year to year only so long as such  continuances  are  specifically  approved at least  annually by the Board of Trustees.  The vote for approval must include the approval of a majority of the Trustees who are not interested  persons (as defined in the Act). The advisory and subadvisory  agreements are terminable upon  assignment.  The advisory agreement is also  terminable  at any time  without  penalty by the Board of Trustees or by vote of the holders of a majority of the outstanding  voting  securities of the Trust. With respect to a particular Fund, the advisory or subadvisory  agreement,  if any, is terminable  by the vote of a majority of the  outstanding  shares of such Fund.  The adviser may  terminate the agreement on 60 days written notice to the Trust.

On November 12, 2003, the Board of Trustees of the Fund (the "Board"),  including the Trustees who are not  "interested  persons" of
Thrivent Financial or the Funds ("Independent  Trustees"),  unanimously voted to approve the current  investment  advisory agreement between the Funds and Thrivent Investment Mgt. In connection with its  consideration  of the current advisory  agreement,  the Board reviewed the current  staff of the  investment  operations  and their  qualifications,  the  reasonableness of the proposed advisory fees in relation to the fees  paid by comparable  mutual funds, the extent of the potential profits derived by the adviser,  and the performance  of similarly  managed mutual  funds.  For  use in  comparing  the  Funds' fees  and performance  the Board enlisted an independent third party  to compile a list of  similar  mutual funds.  After reviewing  all of these  factors, the Board unanimously approved the current investment advisory agreement.

Advisory Fees

Thrivent  Investment  Mgt.  receives  an  annual  investment  advisory  fee from each  Fund.  The fee is a daily  charge  equal to a percentage of the aggregate  average daily net assets of the Funds. The advisory  contract between Thrivent  Investment Mgt. and the
Trust provides for the following advisory fees:

Thrivent Mid Cap Growth Fund

The  management  fee for this Fund is  calculated  at the annual rate of 0.70 of 1% on the first $500  million of average  daily net assets,  0.65 of 1% of daily net assets over $500  million but less than $1 billion,  0.60 of 1% of daily net assets over $1 billion but less than $2.5  billion,  0.55 of 1% of daily net assets over $2.5 billion but less than $5 billion,  and 0.525 of 1% of average net assets over $5 billion.

Thrivent High Yield Fund

The  management  fee for this Fund is  calculated  at the annual rate of 0.45 of 1% on the first $500  million of average  daily net assets,  0.40 of 1% of daily net assets over $500 million but less than $1 billion,  0.375 of 1% of daily net assets over $1 billion but less than $2.5 billion,  0.35 of 1% of daily net assets over $2.5 billion but less than $5 billion,  and 0.325 of 1 % of average net assets over $5 billion.

Thrivent Income Fund

The  management  fee for this Fund is  calculated  at the annual rate of 0.45 of 1% on the first $500  million of average  daily net assets,  0.40 of 1% of daily net assets over $500 million but less than $1 billion,  0.375 of 1% of daily net assets over $1 billion but less than $2.5  billion,  0.35 of 1% of daily net assets over $2.5 billion but less than $5 billion,  and 0.325 of 1% of average net assets over $5 billion.

Thrivent Limited Maturity Bond Fund

The  management  fee for this Fund is  calculated  at the annual rate of 0.40 of 1% on the first $500  million of average  daily net assets,  0.375 of 1% of daily net assets over $500 million but less than $1 billion,  0.35 of 1% of daily net assets over $1 billion but less than $2.5  billion,  0.325 of 1% of daily net assets over $2.5 billion but less than $5 billion,  and 0.30 of 1% of average net assets over $5 billion.

Code of Ethics

Rule 17j-1,  promulgated  under Section 17(j) of the Investment  Company Act of 1940,  makes it illegal for persons  associated with the Fund, the adviser or subadviser,  who have knowledge of portfolio  securities  trades that the Fund makes or intends to make, to use that  information  in a manner that benefits  that person  and/or harms the Fund. To protect the Fund against such conduct,  the
Fund, the adviser and sub-adviser  have adopted codes of ethics in accordance with  requirements  established  under Rule 17j-1. The codes of ethics do not prohibit  persons who have  knowledge of the Funds'  portfolio  securities  trades from investing in the same securities;  however, the codes of ethics establishes time frames, prior approval procedures and reporting  requirements designed to assure that persons who have knowledge of the Funds' portfolio  securities  actual trades,  or anticipated  trades,  cannot use that information in a manner which is to their benefit and detrimental to the Fund.

Proxy Voting Policies

The Trust has adopted the proxy voting  policies of Thrivent  Financial  for  Lutherans  and Thrivent  Investment  Management,  Inc.
Those policies, and the proxy voting policies of its subadvisers, are described below.

                                                THRIVENT FINANCIAL FOR LUTHERANS AND
                                                THRIVENT INVESTMENT MANAGEMENT INC.
                                             PROXY VOTING PROCESS AND POLICIES SUMMARY

o RESPONSIBILITY TO VOTE PROXIES

Overview.  Thrivent Financial for Lutherans and Thrivent Investment  Management Inc. ("Thrivent  Financial") recognize and adhere to the  principle  that one of the  privileges  of owning  stock in a company  is the right to vote in the  election  of the  company's directors and on matters  affecting  certain  important  aspects of the company's  structure  and  operations  that are submitted to shareholder vote. As an investment  adviser with a fiduciary  responsibility to its clients,  Thrivent  Financial analyzes the proxy statements  of  issuers  whose  stock is owned by the  investment  companies  which it  sponsors  and serves as  investment  adviser
("Thrivent Funds") and by institutional accounts who have requested that Thrivent Financial be involved in the proxy process.

Thrivent  Financial has adopted Proxy Voting  Policies and Procedures  ("Policies and  Procedures")  for the purpose of establishing formal policies and procedures for performing and documenting its fiduciary duty with regard to the voting of client proxies.

Fiduciary  Considerations.  It is the policy of Thrivent  Financial  that  decisions  with  respect to proxy  issues will be made in light of the anticipated  impact of the issue on the  desirability  of investing in the portfolio  company from the viewpoint of the particular  client or Thrivent Fund.  Proxies are voted solely in the interests of the client,  Thrivent Fund shareholders or, where employee benefit plan assets are involved,  in the interests of plan participants and  beneficiaries.  Our intent has always been to vote proxies,  where  possible to do so, in a manner  consistent  with our fiduciary  obligations  and  responsibilities.  Logistics involved may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

Consideration  Given  Management  Recommendations.  One of the primary factors  Thrivent  Financial  considers when  determining the desirability  of investing in a particular  company is the quality and depth of its  management.  The Policies and  Procedures  were developed with the recognition that a company's  management is entrusted with the day-to-day  operations of the company,  as well as its long-term  direction  and  strategic  planning,  subject to the  oversight of the  company's  board of  directors.  Accordingly,
Thrivent  Financial  believes that the  recommendation  of management on most issues should be given weight in determining how proxy issues  should be voted.  However,  the position of the  company's  management  will not be supported in any  situation  where it is found to be not in the best  interests of the client,  and the  portfolio  manager may always elect to vote  contrary to  management when he or she believes a  particular  proxy  proposal may  adversely  affect the  investment  merits of owning stock in a portfolio company.

o  ADMINISTRATION OF POLICIES AND PROCEDURES

Portfolio  Compliance and Valuation  Committee.  Thrivent  Financial's  Portfolio  Compliance and Valuation  Committee  ("Compliance
Committee") is responsible for establishing  positions with respect to corporate governance and other proxy issues,  including those involving  social  responsibility  issues.  While the  Compliance  Committee  sets voting  guidelines  and serves as a resource  for
Thrivent Financial  portfolio  management,  it does not have proxy voting authority for any Thrivent Fund or institutional  account.
Rather, this responsibility is held by Thrivent Financial portfolio management and investment operations.

Investment  Operations.  The Investment  Operations  Staff  ("Investment  Operations")  is responsible for  administering  the proxy voting  process as set forth in the Policies and  Procedures,  and for ensuring that all meeting  notices are reviewed and important non-routine proxy matters are communicated to the portfolio managers for consideration.

o  HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED

In order to facilitate the proxy voting process,  Thrivent Financial has retained  Institutional  Shareholder Services ("ISS") as an expert in the proxy voting and corporate  governance area. ISS specializes in providing a variety of fiduciary-level  proxy advisory and voting services.  These services include in-depth  research,  analysis,  and voting  recommendations  as well as vote execution, reporting,  auditing and consulting  assistance  for the handling of proxy voting  responsibility  and corporate  governance-related efforts.  While the  Compliance  Committee  relies upon ISS  research in helping to  establish  Thrivent  Financial's  proxy  voting guidelines, Thrivent Financial may deviate from ISS recommendations on general policy issues or specific proxy proposals.

Meeting Notification

Thrivent Financial utilizes ISS' voting agent services to notify us of upcoming  shareholder  meetings for portfolio  companies held in client  accounts  and to  transmit  votes to the various  custodian  banks of our  clients.  ISS tracks and  reconciles  Thrivent
Financial  holdings  against  incoming  proxy  ballots.  If ballots do not arrive on time,  ISS procures  them from the  appropriate custodian  or proxy  distribution  agent.  Meeting  and record  date  information  is updated  daily,  and  transmitted  to Thrivent
Financial through both  ProxyMaster.com  and VoteX, ISS web-based  applications.  ISS is also responsible for maintaining  copies of all proxy statements received by issuers and to promptly provide such materials to Thrivent Financial upon request.

Vote Determination

ISS provides  comprehensive  summaries of proxy  proposals,  publications  discussing  key proxy voting  issues,  and specific  vote recommendations  regarding portfolio company proxies to assist in the proxy research process.  Upon request,  portfolio managers may receive any or all of the above-mentioned  research materials to assist in the vote determination  process.  The final authority and responsibility  for proxy voting  decisions  remains  with  Thrivent  Financial.  Decisions  with respect to proxy  matters are made primarily in light of the  anticipated  impact of the issue on the  desirability  of investing in the company from the  viewpoint of our clients.

Portfolio  managers may decide to vote their proxies  inconsistently  with Thrivent  Financial's  policies as set by the  Compliance
Committee  and  instruct  Investment  Operations  to vote  all  proxies  accordingly.  Portfolio  managers  who vote  their  proxies inconsistent with Thrivent Financial's  guidelines are required to document the rationale for their vote.  Investment  Operations is responsible  for maintaining  this  documentation  and assuring that it adequately  reflects the basis for any vote which is cast in opposition to Thrivent Financial's policy.

Summary of Thrivent Financial's Voting Policies

Specific voting  guidelines have been adopted by the Compliance  Committee for routine  anti-takeover,  executive  compensation  and corporate  governance  proposals,  as well as other common  shareholder  proposals,  and are available to shareholders upon request.
The following is a summary of the significant Thrivent Financial policies:

Board  Structure  and  Composition  Issues - Thrivent  Financial  believes  boards are  expected  to have a  majority  of  directors independent  of  management.  The  independent  directors  are  expected to organize  much of the  board's  work,  even if the chief executive officer also serves as chairman of the board. Key committees (audit,  compensation,  and nominating/corporate  governance)
of the board  are  expected  to be  entirely  independent  of  management.  It is  expected  that  boards  will  engage in  critical self-evaluation of themselves and of individual members.  Individual directors,  in turn, are expected to devote significant amounts of time to their duties, to limit the number of directorships  they accept,  and to own a meaningful amount of stock in companies on whose boards they serve. As such,  Thrivent  Financial  withholds votes for directors who miss more than one-fourth of the scheduled board  meetings.  Thrivent  Financial votes against  management  efforts to stagger board member terms because a staggered board may act as a deterrent to takeover  proposals.  For the same reasons,  Thrivent  Financial votes for proposals that seek to fix the size of the board.

Executive and Director  Compensation - Non-salary  compensation  remains one of the most sensitive and visible corporate  governance issues.  Although  shareholders  have  little say about how much the CEO is paid in salary and bonus,  they do have a major voice in approving  stock option and  incentive  plans.  Stock option  plans  transfer  significant  amounts of wealth from  shareholders  to employees,  and in particular to executives and  directors.  Rightly,  the cost of these plans must be in line with the  anticipated benefits to shareholders.  Clearly,  reasonable  limits must be set on dilution as well as  administrative  authority.  In addition, shareholders  must  consider  the  necessity  of  the  various  pay  programs  and  examine  the  appropriateness  of  award  types.
Consequently,  the pros and cons of these proposals  necessitate a case-by-case  evaluation.  Generally,  Thrivent Financial opposes compensation  packages  that  provide  what we view as  excessive  awards to a few senior  executives  or that  contain  excessively dilutive stock option grants based on a number of criteria such as the costs  associated with the plan, plan features,  and dilution to shareholders.

Ratification  of Auditors - Annual  election of the  outside  accountants  is standard  practice.  While it is  recognized  that the company is in the best position to evaluate the  competence of the outside  accountants,  we believe that outside  accountants  must ultimately be accountable to  shareholders.  Given the rash of accounting  irregularities  that were not detected by audit panels or auditors,  shareholder  ratification is an essential step in restoring investor  confidence.  In line with this,  Thrivent Financial votes for  proposals to ratify  auditors,  unless an auditor has a financial  interest in or  association  with the company,  and is therefore  not  independent;  or there is reason to believe  that the  independent  auditor has  rendered an opinion that is neither accurate nor indicative of the company's financial position.

Mergers and Acquisitions,  Anti-Takeover and Corporate  Governance Issues - Thrivent  Financial votes on mergers and acquisitions on a  case-by-case  basis,  taking the following  into account:  anticipated  financial and operating  benefits;  offer price (cost vs.
premium);  prospects of the  combined  companies;  how the deal was  negotiated;  the opinion of the  financial  advisor;  potential conflicts of interest between  management's  interests and shareholders'  interests;  and changes in corporate  governance and their impact on shareholder rights.  Thrivent Financial generally opposes  anti-takeover  measures since they adversely impact shareholder rights.  Also,  Thrivent  Financial will consider the dilutive  impact to  shareholders  and the effect on  shareholder  rights when voting on corporate governance proposals.

Social,  Environmental and Corporate  Responsibility Issues - In addition to moral and ethical  considerations  intrinsic to many of these  proposals,  Thrivent  Financial  recognizes their potential for impact on the economic  performance of the company.  Thrivent
Financial balances these considerations  carefully.  On proposals which are primarily social,  moral or ethical,  Thrivent Financial believes it is impossible to vote in a manner that would  accurately  reflect the views of the  beneficial  owners of the portfolios that it manages. As such, on these items Thrivent Financial  abstains.  When voting on matters with apparent economic or operational impacts on the company,  Thrivent  Financial  realizes that the precise  economic  effect of such proposals is often unclear.  Where this is the case, Thrivent Financial relies on management's assessment, and generally votes with company management.

Vote Execution and Monitoring of Voting Process

Once the vote has been determined,  Investment  Operations enters votes  electronically  into ISS's ProxyMaster or VoteX system. ISS then transmits the votes to the proxy agents or custodian banks and sends electronic  confirmation to Thrivent Financial  indicating that the votes were successfully transmitted.

On a periodic  basis,  Investment  Operations  queries the  ProxyMaster or VoteX system to determine  newly  announced  meetings and meetings not yet voted. When the date of the stockholders'  meeting is approaching,  Investment  Operations  contacts the applicable portfolio  manager if the vote for a  particular  client or  Thrivent  Fund has not yet been  recorded in the  computer  system on a non-routine proposal.

Should a portfolio manager wish to change a vote already  submitted,  the portfolio manager may do so up until the deadline for vote submission, which varies depending on the company's domicile.

Monitoring and Resolving Conflicts of Interest

The Compliance  Committee is also  responsible for monitoring and resolving  possible  material  conflicts  between the interests of
Thrivent Financial and those of its clients with respect to proxy voting.

         Application of the Thrivent Financial guidelines to vote client proxies should in most instances adequately address any possible conflicts of interest since our voting guidelines are pre-determined by the Compliance
         Committee using recommendations from ISS, an independent third party.

However,  for proxy votes inconsistent with Thrivent  Financial  guidelines,  Investment  Operations reviews all such proxy votes in order to determine  whether the portfolio  manager's  voting rationale  appears  reasonable.  Issues raising  possible  conflicts of interest are referred by Investment Operations to the Compliance Committee for immediate  resolution.  The Compliance Committee then assesses whether any business or other  relationships  between Thrivent  Financial and a portfolio  company could have influenced an inconsistent vote on that company's proxy.

o  REPORTING AND RECORD RETENTION

Proxy  statements  received from issuers  (other than those which are available on the SEC's EDGAR  database) are kept by ISS in its capacity as voting agent and are  available  upon  request.  Thrivent  Financial  retains proxy  solicitation  materials,  memoranda regarding votes cast in opposition to the position of a company's  management,  and  documentation on shares voted  differently than the Thrivent  Financial  voting  guidelines.  In addition,  any document  which is material to a proxy voting  decision  such as the
Thrivent  Financial voting  guidelines,  Compliance  Committee  meeting  materials,  and other internal  research relating to voting decisions will be kept.  All proxy voting materials and supporting documentation are retained for six years.

Vote Summary  Reports will be generated for each Thrivent  Fund. The report  specifies the company,  ticker,  cusip,  meeting dates, proxy  proposals,  and votes which have been cast for the Thrivent Fund during the period,  the position  taken with respect to each issue and whether the fund voted with or against company management.  Reports normally cover quarterly or annual periods.

DISTRIBUTION AGREEMENT

The Funds' principal  underwriter and distributor,  Thrivent Investment Mgt., is a Delaware corporation  organized in 1986. Thrivent
Investment  Mgt. is an indirect  wholly-owned  subsidiary  of Thrivent  Financial  for Lutherans and is located at 625 Fourth Avenue
South,  Minneapolis,  Minnesota 55415. The officers and directors of Thrivent  Investment Mgt. who are affiliated with the Trust are set forth under "Investment Advisory Services-Affiliated  Persons". Under an amended Distribution  Contract dated  June 15, 1997, as amended (the  "Distribution  Contract"), Thrivent  Investment  Mgt. is granted the right to sell Class A, Class B and  Institutional
Class shares  of the Funds as agent  for the Trust.  Thrivent  Investment Mgt.  agrees to use its best efforts to secure  purchasers for the shares of the Funds.

In connection with the services to be provided by Thrivent  Investment Mgt. under the  Distribution  Contract,  Thrivent  Investment
Mgt.  receives from each Fund (other than Thrivent Limited  Maturity Bond Fund) an amount with respect to Class B shares  determined at an annual rate of .75% of the average  daily net asset value  represented  by such shares.  This amount is paid in arrears at the end of each calendar month.

The  Distribution  Contract was initially  approved by the Board of Trustees  including a majority of the Independent  Trustees,  on
June 15, 1997, and will continue in effect from year to year so long as its continuance is approved at least  annually by the Board of Trustees, including the Independent Trustees.

12b-1 Distribution Plan

The Trust has adopted a  Distribution  Plan and Agreement  pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan") with respect to the Class A and Class B shares of each Fund.  The 12b-1  Plan  permits,  among  other  things,  payment by each such Fund for the purpose of:

           (1)       paying  compensation  to registered  representatives  or other  employees of the Thrivent  Investment  Mgt. who engage in or support  distribution  of the Funds;  making payment of sales  commissions,  ongoing  commissions  and other payments to brokers, dealers, financial institutions or others who sell  shares pursuant to Selling Agreements;

           (2)       reimbursing expenses (including overhead and telephone expenses) of Thrivent Investment Mgt.;

           (3)       providing  training,  marketing  and support to dealers and others  with  respect to the sale of  prospectuses, statements of additional  information,  and  shareholder  reports;  organizing and  conducting  sales seminars and making payments in the form of  transactional  compensation or promotional  incentives;  receiving and answering  correspondence
           from  prospective  shareholders,   including  distributing  prospectuses,   statements  of  additional  information,  and
           shareholder  reports;  providing  facilities to answer  questions from prospective  investors about the Funds,  assisting investors in  completing  application  forms and  selecting  dividend and other  account  options,  and  providing  other reasonable assistance in connection with the distribution of the Funds; and

           (4)       providing  payment of expenses  relating to the  formulation  and  implementation  of marketing  strategies and promotional  activities such as direct mail promotions and television,  radio,  newspaper,  magazine and other mass media advertising; the preparation,  printing and distribution of sales literature; the preparation,  printing and distribution of prospectuses  of the Trust and reports for recipients  other than existing  shareholders  of the Trust;  and obtaining such information,  analyses and reports with respect to marketing and promotional activities and investor accounts as the
           Trust may, from time to time, deem advisable.

The  Trust  and the Funds  are  authorized  to  engage in the  activities  listed  above,  and in other  distribution  and  services activities, either directly or through other persons with which the Trust has entered into agreements pursuant to the 12b-1 Plan.

The 12b-1 Plan  provides  that it may not be amended to increase  materially  the costs which a Fund may bear  pursuant to the 12b-1
Plan without  approval by a 1940 Act Majority Vote of the applicable  Class A or Class B shareholders.  The 12b-1 Plan also provides that other material  amendments of the 12b-1 Plan must be approved by the Trustees,  and by the Independent  Trustees,  by vote cast in person at a meeting called for the purpose of considering such amendments.

While the 12b-1 Plan is in effect,  the selection and nomination of the Independent  Trustees of the Trust has been committed to the discretion  of the  Independent  Trustees,  and any  person  who acts as  legal  counsel  for the  Independent  Trustees  must be an independent  legal  counsel.  The 12b-1 Plan was  approved by the initial  shareholders  of the Trust on September  13, 1988.  It is subject to annual  approval,  by the Board of Trustees and by the  Independent  Trustees by vote cast in person at a meeting  called for the  purpose of voting on the 12b-1 Plan.  The 12b-1 Plan is  terminable  with  respect to the either the Class A or the Class B shares of any Fund at any time by a vote of a majority of the  Independent  Trustees or by 1940 Act Majority Vote of the  applicable
Class or Class B  shareholders  of such Fund. A quarterly  report of the amounts  expended under the 12b-1 Plan and the purposes for which such expenditures were incurred must be made to the Trustees for their review.

In connection with the services to be provided by Thrivent  Investment  Mgt. under the Rule 12b-1 Plan,  Class A shares of the Funds pay  Thrivent  Investment  Mgt. a fee equal to an annual rate of 0.25% of the  average  daily net asset  value  represented  by such shares;  Class B shares of the Funds pay Thrivent  Investment  Mgt. a servicing  fee equal to an annual rate of 0.25% of the average daily net asset value  represented by such shares and (except for Thrivent  Limited  Maturity Bond Fund) a distribution fee equal to an annual  rate of 0.75% of the  average  daily net asset  value  represented  by such  shares.  The fees is accrued  daily and paid monthly.

Additional Information

Custodian
The  custodian  for the Funds is State  Street Bank and Trust  Company,  225  Franklin  Street,  Boston,  Massachusetts  02110.  The
custodian is responsible for holding the Funds' assets.

Transfer Agent

Thrivent  Financial  Investor  Services Inc.  ("Thrivent  Financial  Investor  Services"),  625 Fourth  Avenue  South,  Minneapolis,
Minnesota 55415, provides transfer agency services necessary to the Funds.

Accounting Services Agreement
Pursuant to an Accounting  Services  Agreement  (Agreement)  between the Funds and Thrivent  Financial,  effective  January 1, 1999,
Thrivent Financial  provides certain accounting and pricing services to the Funds. These services include  calculating the daily net asset value per class share;  maintaining  original entry documents and books of record and general  ledgers;  posting cash receipts and disbursements;  reconciling bank account balances monthly;  recording  purchases and sales based on subadviser  communications;
and preparing  monthly and annual  summaries to assist in the  preparation of financial  statements of, and regulatory  reports for, the Funds.

The principal reason for having Thrivent  Financial provide these services is cost.  Thrivent  Financial has agreed to provide these services at rates that would not exceed the rates charged by unaffiliated  vendors for similar  services.  The estimated payment for
2004 is shown below.

---------------------------------------------------- ------------------
Fund Name                                                  2004
---------------------------------------------------- ------------------
---------------------------------------------------- ------------------
Thrivent Mid Cap Growth Fund                               29,000
---------------------------------------------------- ------------------
---------------------------------------------------- ------------------
Thrivent High Yield Fund                                   79,000
---------------------------------------------------- ------------------
---------------------------------------------------- ------------------
Thrivent Income Fund                                       74,000
---------------------------------------------------- ------------------
---------------------------------------------------- ------------------
Thrivent Limited Maturity Bond Fund                        27,000
---------------------------------------------------- ------------------

The agreement  continues in effect from year to year,  as long as it is approved at least  annually by the Funds' Board of Trustees, including a majority of the Trustees who are not parties to the  agreement or  interested  persons of any such party.  The agreement may be terminated without penalty by either party on 60-days' notice. The agreement  provides that neither Thrivent  Financial,  nor its  personnel,  shall be liable for any error of judgment  or mistake of law or for any loss  arising out of any act or omission in the  execution  and the  discharge  of its  obligations  under the  agreement,  except for willful  misfeasance,  bad faith or gross negligence  in the  performance  of their  duties or by reason of  reckless  disregard  of their  obligations  and duties  under the agreement.

Administration Contract

Thrivent  Investment Mgt. provides  administrative  personnel and services necessary to operate the Funds on a daily basis for a fee equal to 0.02 percent of the Funds' average daily net assets.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage Transactions

In connection with the management of the investment and  reinvestment of the assets of the Funds, the Advisory  Contract  authorizes
Thrivent Investment Mgt., acting by its own officers,  directors or employees or by a duly authorized  subcontractor,  to select the brokers or dealers  that will  execute  purchase and sale  transactions  for the Funds.  In  executing  portfolio  transactions  and selecting brokers or dealers,  if any, Thrivent  Investment Mgt. will use reasonable efforts to seek on behalf of the Funds the best overall terms available.

In assessing  the best overall terms  available for any  transaction,  Thrivent  Investment  Mgt. will consider all factors it deems relevant, including:

           (1)  the breadth of the market in and the price of the security,
           (2)  the financial condition and execution capability of the broker or dealer, and
           (3)  the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

In  evaluating  the best  overall  terms  available,  and in  selecting  the  broker or  dealer,  if any,  to  execute a  particular transaction,  Thrivent  Investment Mgt. may also consider the brokerage and research services (as those terms are defined in Section
28(e) of the Securities  Exchange Act of 1934) provided to any other  accounts over which Thrivent  Investment  Mgt. or an affiliate of Thrivent  Investment  Mgt.  or  exercises  investment  discretion.  Thrivent  Investment  Mgt.  may pay to a broker or dealer who provides such brokerage and research  services a commission for executing a portfolio  transaction  which is in excess of the amount of commission  another broker or dealer would have charged for effecting that transaction if, but only if, Thrivent  Investment Mgt.
determines  in good faith that such  commission  was  reasonable  in relation to the value of the  brokerage  and research  services provided.

To the extent that the receipt of the  above-described  services may supplant  services for which  Thrivent  Investment  Mgt.  might otherwise have paid, it would, of course, tend to reduce the expenses of Thrivent Investment Mgt.

The Trust's Board has approved  procedures in conformity  with Rule 10f-3 under the 1940 Act whereby a Fund may purchase  securities that are offered in  underwritings  in which an  affiliate  of a  subadviser  participates.  These  procedures  prohibit a Fund from directly or indirectly  benefiting a subadviser  affiliate in connection with such  underwritings.  In addition,  for  underwritings where a subadviser  affiliate  participates  as a principal  underwriter,  certain  restrictions  may apply that could,  among other things, limit the amount of securities that a Fund could purchase in the underwritings.

The investment  decisions for a Fund are and will continue to be made  independently  from those of other  investment  companies and accounts managed by Thrivent  Investment Mgt. and affiliates.  Such other  investment  companies and accounts may also invest in the same securities as a Fund. When purchases and sales of the same security are made at  substantially  the same time on behalf of such other  investment  companies and accounts,  transactions may be averaged as to the price and available  investments  allocated as to the amount in a manner which Thrivent  Investment  Mgt. and its  affiliates  believe to be equitable to each  investment  company or account,  including the Fund. In some instances,  this  investment  procedure may affect the price paid or received by a Fund or the size of the position obtainable or sold by a Fund.

Portfolio Turnover Rate

The rate of portfolio  turnover in the Funds will not be a limiting  factor when Thrivent  Investment  Mgt. or the subadviser  deems changes in a Fund's  portfolio  appropriate in view of its  investment  objectives.  As a result,  while a Fund will not purchase or sell securities solely to achieve short term trading profits,  a Fund may sell portfolio  securities without regard to the length of time held if consistent with the Fund's investment  objective.  A higher degree of equity portfolio activity will increase brokerage costs to a Fund. The portfolio  turnover rate is computed by dividing the dollar amount of securities  purchased or sold  (whichever is  smaller)  by the average  value of  securities  owned  during the year.  Short-term  investments  such as  commercial  paper and short-term U.S. Government securities are not considered when computing the turnover rate.

PURCHASING SHARES

Initial purchases of Fund shares must be made by check and accompanied by an application. Subsequent purchases may be made by:

                o    check;
                o    Federal Reserve or bank wire;
                o    Invest-by-Phone;
                o    Systematic Investment Plan (SIP); and
                o    automatic payroll deduction.

Use of checks,  Federal  Reserve or bank wire and  Invest-by-Phone  is  explained in the General  Information  section of the Fund's prospectus under "Buying Shares of The Lutheran Brotherhood Family of Funds".

Systematic Investment Plan

Under the Systematic  Investment Plan program,  funds may be withdrawn monthly from the shareholder's  checking account and invested in the Funds. Thrivent Investment Mgt. representatives will provide shareholders with the necessary authorization forms.

Automatic Payroll Deduction

Under the Automatic Payroll Deduction program,  funds may be withdrawn monthly from the payroll account of any eligible  shareholder of a Fund and invested in a Fund.  To be eligible  for this  program,  the  shareholder's  employer  must permit and be qualified to conduct  automatic  payroll  deductions.  Thrivent  Investment Mgt.  representatives  will provide  shareholders  with the necessary authorization forms.

SALES CHARGES

Purchases of Fund shares  (other than  Thrivent  Limited  Maturity  Bond Fund and the  Institutional  Class  shares) carry either an initial  sales  charges  (Class A) or  contingent  deferred  sales charge  (Class B). This is explained in the section of the Funds'
prospectus  relating  to such  shares  entitled,  "Choosing  Your Class of  Shares",  which also lists ways to reduce or avoid sales charges on subsequent purchases.

In addition to the situations described in the prospectus, sales charges are waived when shares are purchased by:

           o    directors and regular full-time and regular part-time  employees of Thrivent  Financial and its subsidiaries and affiliates;
           o    members of Thrivent Financial's sales force and a spouse or minor child of a sales force member; and
           o    any trust, pension, profit-sharing or other benefit plan for such persons.

Full-Time Employees

Regular  full-time  and regular  part-time  employees  of  Thrivent  Financial  are persons who are defined as such by the  Thrivent
Financial Human Resources Policy Manual.

Restriction on Sale of Shares Purchased

Sales to any of the persons or groups  mentioned in this section are made only with the purchaser's  written promise that the shares will not be resold, except through redemption or repurchase by or on behalf of a Fund.

NET ASSET VALUE OF SHARES

The net asset  value per share is  determined  at the close of each day the New York  Stock  Exchange  is open,  or any other day as provided by Rule 22c-1  under the  Investment  Company  Act of 1940.  Determination  of net asset  value may be  suspended  when the
Exchange is closed or if certain  emergencies  have been determined to exist by the Securities and Exchange  Commission,  as allowed by the Investment Company Act of 1940.

Net asset value is  determined  by adding the market or appraised  value of all  securities  and other assets  attributable  to each class of shares;  subtracting liabilities  attributable to such class; and dividing the result by the number of shares of such class outstanding.

The market value of each Fund's  portfolio  securities is determined at the close of regular  trading of the New York Stock Exchange
(the "Exchange") on each day the Exchange is open. The value of portfolio securities is determined in the following manner:

           o    Equity  securities traded on the Exchange or any other national  securities  exchange are valued at the last sale  price.  If there  has been no sale on that day or if the  security  is  unlisted,  it is valued at the current bid price considered best to represent value in the circumstances.

           o    Equity  securities  not  traded on a  national  securities  exchange  are  valued at the  current  bid price considered best to represent the value in the  circumstances,  except that  securities for which  quotations are furnished  through the nationwide  automated  quotation  system approved by the NASDAQ will be valued at their last sales prices so furnished on the date of valuation,  if such  quotations  are available for sales occurring on that day.

           o    Bonds and other income securities traded on a national  securities  exchange will be valued at the last sale price on such national  securities  exchange that day. Thrivent Investment Mgt. may value such securities on the basis of prices  provided by an independent  pricing  service or within the range of the current bid and asked prices  considered best to represent the value in the  circumstances,  if those prices are believed to better reflect the fair market value of such exchange listed securities.

           o    Bonds and other  income  securities  not  traded on a  national  securities  exchange  will be valued at the current bid price considered best to represent the value in the  circumstances.  Such securities may also be valued on the basis of prices  provided by an  independent  pricing  service if those prices are believed to reflect the fair market value of such securities.

For all Funds other than the Money Market Fund,  short-term  securities  with  maturities of 60 days or less are valued at amortized cost; those with maturities greater than 60 days are valued at the mean between bid and asked price.

Prices provided by independent  pricing  services may be determined  without  relying  exclusively on quoted prices and may consider
institutional  trading  in  similar  groups  of  securities,   yield,  quality,  coupon  rate,  maturity,  type  of  issue,  trading characteristics and other market data employed in determining valuation for such securities.

All other securities and assets will be appraised at fair value as determined by the Board of Trustees.

Generally,  trading  in  foreign  securities,  as well as U.S.  Government  securities,  money  market  instruments  and  repurchase agreements,  is substantially  completed each day at various times prior to the close of the Exchange. The values of such securities used in computing  the net asset value of shares of a Fund are  determined as of such times.  Foreign  currency  exchange  rates are also  generally  determined  prior to the close of the Exchange.  Occasionally,  events  affecting the value of such  securities and exchange rates may occur between the times at which they are  determined and the close of the Exchange,  which will not be reflected in the computation of net asset values.  If during such periods events occur which  materially  affect the value of such securities, the securities will be valued at their fair market value as determined in good faith by the Trustees of the Fund.

For  purposes of  determining  the net asset value of shares of a Fund all assets and  liabilities  initially  expressed  in foreign currencies  will be  converted  into U.S.  dollars  quoted by a major bank that is a regular  participant  in the  foreign  exchange market.  Foreign  securities may also be priced on the basis of a pricing  service that takes into account the quotes  provided by a number of such major banks.

REDEEMING SHARES

Shares may be redeemed with requests made:

           o    in writing;
           o    through Redeem-by-Phone; or
           o    through the systematic withdrawal plan.

All methods of redemption are described in the Funds' prospectus under "Redeeming Shares".

CAPITAL STOCK AND OTHER SECURITIES

The AAL Mutual  Funds'  Declaration  of Trust  permits the Trustees to issue an unlimited  number of full and  fractional  shares of beneficial  interest.  The Declaration  also permits the Trustees to divide or combine the shares into a greater or lesser number of shares without thereby  changing the  proportionate  beneficial  interest in a Fund.  Pursuant to this authority,  the Trustees have issued Class A, Class B and  Institutional  shares for the Funds,  except for The AAL U.S.  Government Zero Coupon Target Fund 2006.
Each class share  represents an interest in a Fund  proportionately  equal to the interest of each other share in its class.  If the
Trust  liquidated the Funds' shares,  all  shareholders of a Fund would share pro rata in its net assets for the class available for distribution to shareholders.  If the Board deems it advisable and in the best interests of shareholders,  it may create  additional share classes.  These share classes may differ from each other only as to dividends or, as is the case with the Funds,  as to assets and  liabilities.  Where share classes  differ in regards to assets and  liabilities,  the different  classes are referred to as the different  series of the Funds (. Within each series,  the different  classes of shares are referred to as different  share classes, such as Class A, Class B and  Institutional  shares.  Shares of each  series  are  entitled  to vote as a series  only to the extent required by the 1940 Act or as permitted by the Trustees.  The Trustees  allocate income and operating  expenses among the different
Funds' series and classes of shares fairly.

Except for the election of Trustees and  ratification  of the selection of  independent  accountants,  any matter that the Funds are required to submit to the  shareholders  for a vote is not deemed to be effective unless approved by the holders of a "majority" (as defined in the Rule) of the voting securities of each Series affected by the matter.

TAX STATUS

The Funds' Tax Status

The Funds  expect to pay no federal  income tax because they intend to meet  requirements  of  Subchapter M of the Internal  Revenue
Code applicable to regulated  investment  companies and to receive the special tax treatment afforded to such companies.  To qualify for this treatment, each Fund must, among other requirements:

           o    derive at least 90% of its gross income from  dividends,  interest,  gains from the sale of securities,  and certain other investments;
           o    invest in securities within certain statutory limits; and
           o    distribute at least 90% of its ordinary income to shareholders.

It is each Fund's  policy to distribute  substantially  all of its income on a timely  basis,  including  any net realized  gains on investments each year.

To avoid  payment of a 4% excise  tax,  each Fund is also  generally  required to  distribute  to  shareholders  at least 98% of its ordinary  income  earned  during the calendar  year and 98% of its net capital  gains  realized  during the 12-month  period  ending
October 31.

Shareholders' Tax Status

Information on a shareholder's tax status is described in the Fund's prospectus under "Taxes."

Capital Gains

While the Funds do not  intend to engage in  short-term  trading,  they may  dispose  of  securities  held for only a short  time if
Thrivent  Investment  Mgt.  believes it to be advisable.  Such changes may result in the  realization  of capital  gains.  Each Fund distributes its realized gains in accordance with federal tax  regulations.  Distributions  from any net realized capital gains will usually be declared in December.

Nonstandardized Total Return

A Fund may provide the above  described  average  annual total return  results for periods which end no earlier than the most recent calendar  quarter  end and which  begin one,  five and ten years  before such  quarter  end and at the  commencement  of such Fund's operations.  In addition,  a Fund may provide  nonstandardized  total return  results for  differing  periods,  such as for the most recent six months,  and/or without  taking sales charges into account.  Such  nonstandardized  total return is computed as otherwise described  under "Total Return" except that the result may or may not be  annualized,  and as noted any applicable  sales charge may not be taken into account and therefore not deducted from the hypothetical initial payment of $1,000.

DESCRIPTION OF DEBT RATINGS

A Fund's  investments  may range in quality from  securities  rated in the lowest  category in which the Fund is permitted to invest to  securities  rated in the highest  category (as rated by Moody's or S&P or, if unrated,  determined by Thrivent  Investment Mgt.
to be of comparable quality).  The  percentage  of a Fund's assets  invested in securities in a particular  rating category will vary.  The following  terms are  generally  used to describe the credit  quality of fixed income securities:

High  Quality  Debt  Securities  are those rated in one of the two highest  rating  categories (the highest  category for commercial paper) or, in unrated,  deemed  comparable by Thrivent Investment Mgt.

Investment  Grade  Debt  Securities  are  those  rated  in  one  of the  four  highest  rating categories or, if unrated, deemed comparable by Thrivent Investment Mgt.

Below Investment  Grade,  High Yield Securities  ("Junk Bonds") are those rated lower than Baa by  Moody's  or BBB by S&P  and comparable  securities.  They  are  considered  predominantly speculative with respect to the issuer's ability to repay principal and interest.

Moody's  Investors  Service,  Inc.  describes  grades of corporate debt securities and "Prime-1" and "Prime-2"  commercial  paper as follows:

Bonds:

Aaa   Bonds that are rated Aaa are judged to be of the best  quality.  They carry the  smallest  degree of  investment  risk and are generally  referred to as "gilt edged".  Interest  payments are protected by a large or by an exceptionally  stable margin and principal is secure.  While the various protective  elements are likely to change,  such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa    Bonds that are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally  known as high grade bonds.  They are rated lower than the best bonds because  margins of  protection  may not be as large as in Aaa securities or fluctuation  of protective  elements may be of greater  amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A     Bonds  which  are rated A possess  many  favorable  investment  attributes  and are to be  considered  as upper  medium  grade obligations.  Factors  giving  security to principal  and interest are  considered  adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa   Bonds that are rated Baa are  considered  as medium grade  obligations,  i.e.,  they are neither  highly  protected nor poorly secured.  Interest  payments and principal  security  appear adequate for the present but certain  protective  elements may be lacking  or may be  characteristically  unreliable  over any great  length of time.  Such bonds  lack  outstanding  investment characteristics and in fact have speculative characteristics as well.

Ba    Bonds that are rated Ba are judged to have speculative elements;  their future cannot be considered as well assured. Often the protection of interest and principal  payments may be very moderate and thereby not well safeguarded  during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B     Bonds that are rated B generally  lack  characteristics  of the  desirable  investment.  Assurance of interest  and  principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa   Bonds that are rated Caa are of poor standing.  Such issues may be in default or there may be present  elements of danger with respect to principal or interest.

Ca    Bonds that are rated Ca represent  obligations  which are  speculative  in a high degree.  Such issues are often in default or have other marked shortcomings.

C     Bonds that are rated C are the  lowest  rated  class of bonds and issues so rated can be  regarded  as having  extremely  poor prospects of ever attaining any real investment standing.

Commercial Paper:

Issuers rated Prime-1 (or related supporting  institutions)  have a superior capacity for repayment of senior short-term  promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

           o    Leading market positions in well-established industries.
           o    High rates of return of funds employed.
           o    Conservative capitalization structures with moderate reliance on debt and ample asset protection.
           o    Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
           o    Well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or related  supporting  institutions)  have a strong capacity for repayment of senior  short-term  promissory obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earning trends and coverage ratios, while sound, will be more subject to variation.  Capitalization  characteristics,  while still appropriate,  may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's Corporation describes grades of corporate debt securities and "A" commercial paper as follows:

Bonds:

AAA     Debt rated AAA has the highest  rating  assigned  by Standard & Poor's.  Capacity to pay  interest  and repay  principal  is extremely strong.

AA      Debt rated AA has a very strong  capacity to pay  interest  and repay  principal  and differs  from AAA issues only in small degree.

A       Debt rated A is somewhat more  susceptible to the adverse effects of changes in circumstances  and economic  conditions than debt in higher rated  categories.  However,  the obligor's  capacity to meet its financial  commitments on the obligation is still strong.

BBB     Debt rated BBB exhibits  adequate  protection  parameters,  adverse economic  conditions or changing  circumstances are more likely to lead to a weakened  capacity of the obligor to meet its financial  commitments  on the obligation in this category than in higher rated categories.

BB      Debt  rated  BB is  less  vulnerable  to  nonpayment  than  other  speculative  issues.  However,  it  faces  major  ongoing uncertainties or exposure to adverse business,  financial,  or economic  conditions which could lead to inadequate  capacity of the  obligor  to meet  its  financial  commitments  on the  obligation.  The BB  rating  category  is also  used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

B       Debt rated B is more  vulnerable to nonpayment  but  currently  has the capacity to meet its  financial  commitments  on the obligation.  Adverse business,  financial,  or economic  conditions will likely impair the obligor's capacity or willingness to meet its financial commitments on the obligation.

        The B rating  category  is also used for debt  subordinated  to senior  debt that is assigned an actual or implied BB or BB-
        rating.

CCC     Debt rated CCC is vulnerable to nonpayment,  and is dependent upon favorable  business,  financial,  and economic conditions for the obligor to meet its  financial  commitments  on the  obligation.  In the event of adverse  business,  financial,  or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

        The CCC rating  category  is also used for debt  subordinated  to senior  debt that is assigned an actual or implied B or B-
        rating.

CC      The rating CC typically is currently highly vulnerable to nonpayment.

C       The rating C typically  is applied to debt  subordinated  to senior  debt that is  assigned  an actual or implied  CCC- debt rating.  The C rating may be used to cover a situation  where a  bankruptcy  petition  has been filed or similar  action has been taken but payments on the obligation are being continued.

D       Debt rated D is in payment  default.  The D rating  category is used when  payments are not made on the date due even if the applicable grace period has not expired,  unless S&P believes that such payments will be made during such grace period.  The
        D rating  also will be used upon the filing of a  bankruptcy  petition  or the taking of similar  action if  payments on the obligation are jeopardized.

Provisional  Ratings:  The letter "p"  indicates  that the rating is  provisional.  A  provisional  rating  assumes  the  successful completion of the project  financed by the debt being rated and indicates  that payment of debt service  requirements  is largely or entirely dependent upon the successful and timely completion of the project. This rating,  however,  while addressing credit quality subsequent  to  completion  of the  project,  makes no comment on the  likelihood  of, or the risk of default  upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

Commercial  Paper:  Commercial paper rated A by Standard & Poor's  Corporation has the following  characteristics:  liquidity ratios are better than the  industry  average;  long-term  senior debt rating is "A" or better  (however,  in some cases a "BBB"  long-term rating may be  acceptable);  the issuer has access to at least two  additional  channels of borrowing;  basic earnings and cash flow have an upward trend with allowances made for unusual circumstances.

Also,  the  issuer's  industry  typically  is well  established,  the  issuer has a strong  position  within  its  industry  and the reliability  and quality of management  is  unquestioned.  Issuers  rated A are further  referred to by use of numbers 1, 2 and 3 to denote relative strength within this classification.

PART C: OTHER INFORMATION

Item 23. Exhibits

In  response  to this item,  the  Registrant  incorporates  by  reference  the  Exhibit  Index following the Signature Page to this amendment.  Except as noted below, all required  exhibits have been  previously  filed and are  incorporated  by reference from the
Funds'  Registration Statement on Form N-1A (File No. 33-12911), as amended:

Exhibits
--------
(a)       Declaration of Trust for The AAL Mutual Funds, as amended. (1)

(b)       By-Laws of the Fund, as amended. (1)

(c)       Instruments Defining Rights of Security Holders. Not Applicable.

(d)(1)(a) Investment Advisory Agreement with Thrivent Investment Management Inc., effective November 28, 1990. (2)

(d)(1)(b) Form of Amendment No. 16 to Investment Advisory Agreement between Thrivent Investment Management, Inc. and The AAL Mutual
          Funds.  (Filed herewith)

(e)(1)    Distribution Agreement with Thrivent Investment Management Inc.(2)

(e)(2)    Form of Amendment No. 12 to Distribution Agreement between Thrivent Investment Management, Inc. and The AAL Mutual Funds.
          (Filed herewith)

(f)       Bonus or Profit Sharing Contracts. Not Applicable

(g)       Custodian Agreements with State Street Bank and Trust.(3)

(h)(1)    Accounting Services Agreement effective January 1, 1999, between the Funds and Thrivent Financial. (2)

(h)(2)    Form of Amendment No. l to Accounting Services Form . (Filed herewith)

(h)(3)    Form of Administrative Services Agreement effective January 1, 2004, between the Funds and Thrivent Investment Management
          Inc. and Letter Amendment dated January 30, 2004 (Filed herewith)

(h)(4)    Form of Transfer Agency Agreement (Filed herewith)

(h)(5)    Line of Credit Agreement with State Street Bank. (3).

(h)(6)    Form of Letter Regarding Expense Reimbursement for The AAL Mutual Funds dated January 29, 2004. (Filed herewith)

(i)       Legal Opinion. (Filed herewith)

(j)       Consent of Independent Auditors. (To be filed in subsequent Post-Effective Amendment.)

(k)       Omitted Financial Statements. Not Applicable.

(l)       Initial Capital Agreements. Not Applicable.

(m)       Rule 12b-1 Plan. (Filed herewith)

(n)       Rule 18f-3 Plan. (1)

(o)       Reserved. Not Applicable.

(p)(1)    Code of Ethics (Rule 17j-1) for the Funds. (Filed herewith).

(p)(2)    Code of Ethics (Sarbanes Oxley). (3)

(q)(1)    Powers of Attorney. (Filed herewith).

(1) Incorporated by reference from Post-Effective Amendment No. 26 to the registration statement of The AAL Mutual Funds, file
    no. 33-12911, filed on June 25, 1998.

(2) Incorporated by reference from Post-Effective Amendment No. 36 to the registration statement of The AAL Mutual Funds, file
    no. 33-12911, filed on December 29, 1999.

(3) Incorporated by reference from Post-Effective Amendment No. 44 to the registration statement of The AAL Mutual Funds, file
    no. 33-12911 filed on June 27, 2003.

Item 24. Persons Controlled by or under Common Control with Registrant

Registrant  is  an  open-end  management  investment  company  organized  as  a  Massachusetts business  trust on March 31, 1987.
Registrant's  sponsor,  Thrivent  Financial  for Lutherans ("Thrivent  Financial") is a fraternal  benefit society  organized under the laws of the State of Wisconsin and is owned by and operated for its members.  It has no stockholders  and is not subject to the control of any affiliated  persons.  Thrivent  Financial  provides high quality insurance coverage,  financial products,  services, and fraternal benefits to help enhance the lives of its members.

The  following  list  shows  the  relationship  of  each  wholly-owned   direct  and  indirect subsidiary to Thrivent  Financial.
Financial  statements of Thrivent  Financial will be filed on a  consolidated  basis  with  regard  to each of the  foregoing entities  except  Thrivent Property & Casualty Insurance Agency, Inc.

     Thrivent Financial Entities                                       Primary Business                       State of Incorporation
-----------------------------------------------------------------------------------------------------------------------------------
Thrivent Financial for Lutherans                   Fraternal benefit society offering financial                     Wisconsin
                                                    services and products

    Thrivent Financial Holdings, Inc.              Holding Company with no independent operations                    Delaware

         Thrivent Financial Bank                   Federally chartered bank                                      Federal Charter

         Thrivent Investment Management Inc.       Broker-dealer and Investment adviser                              Delaware

         North Meadows Investment Ltd.             Organized for the purpose of holding and investing in            Wisconsin
                                                   real estate

         Thrivent Service Organization, Inc.       Organized for the purpose of owning bank account                 Wisconsin
                                                   withdrawal authorizations

         Thrivent Life Insurance Company           Life insurance company                                           Minnesota

         Thrivent Financial Investor               Transfer agent for The Lutheran Brotherhood Family of           Pennsylvania
          Services Inc.                            Funds

         Thrivent Property & Casualty Insurance    Auto and homeowners insurance company                            Minnesota
          Agency, Inc.

         Field Agents' Brokerage Company           Licensed Life and Health Agency                                  Minnesota

         MCB Financial Services, Inc.              Not formally engaged in business                                 Minnesota

Item 25. Indemnification
Under  Section  12 of  Article  Seven of the Funds'  Declaration  of Trust,  the Funds may not
indemnify any trustee,  officer or employee for expenses (e.g.,  attorney's  fees,  judgments, fines and settlement  amounts)  incurred in any threatened,  pending or completed  action,  if there has been an  adjudication  of  liability  against  such  person  based on a  finding  of willful  misfeasance,  bad faith,  gross  negligence  or reckless  disregard of such  person's duties of office ("disabling conduct").

The Funds shall indemnify their trustees,  officers or employees for such expenses  whether or not there is an  adjudication  of liability,  if,  pursuant to Investment  Company Act Release
11330,  a  determination  is made  that such  person  was not  liable  by reason of  disabling conduct by: (i) final decision of the court before which the  proceeding was brought;  or (ii)
in the absence of such a decision, a reasonable  determination,  based on factual review, that the  person was not liable  for  reasons  of such  conduct is made by: (a) a majority  vote of disinterested, independent trustees; or (b) independent legal counsel in a written opinion.

Advancement  of expenses  incurred in defending  such actions may be made  pursuant to Release
11330,  provided  that the person  undertakes  to repay the  advance  unless it is  ultimately determined  that such person is entitled to  indemnification  and one or more of the following conditions is met: (1) the person  provides  security for the  undertaking;  (2) the Funds are insured  against  losses  arising  by reason of any  lawful  advances;  or (3) a  majority  of
disinterested   non-party   trustees  or  independent  legal  counsel  in  a  written  opinion determines,  based on review of readily  available facts,  that there is reason to believe the person ultimately will be found entitled to indemnification.

Insofar as  indemnification  for  liabilities  arising under the Securities Act of 1933 may be permitted  to  trustees,  officers  and  controlling  persons  of the  Funds  pursuant  to the foregoing  provision,  or  otherwise,  the Funds have been  advised that in the opinion of the
Securities  and  Exchange  Commission  such   indemnification  is  against  public  policy  as
expressed  in  that  Act and is,  therefore,  unenforceable.  In the  event  that a claim  for indemnification  against  such  liabilities  (other  than the payment by the Funds of expenses incurred or paid by a trustee,  officer or  controlling  person of the Funds in the successful defense  of any  action,  suit or  proceeding)  is  asserted  by  such  trustees,  officer  or controlling  person in  connection  with the  securities  being  registered,  the Funds  will, unless in the  opinion of its counsel the matter has been  settled by  controlling  precedent, submit to a court of appropriate  jurisdiction  the question whether such  indemnification  by it is  against  public  policy  as  expressed  in the Act and will be  governed  by the  final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Adviser

Thrivent   Investment  Mgmt.  is  the  investment  adviser   ("Adviser")  of  the  Funds.  For
information  as to the business,  profession,  vocation or employment of a substantial  nature of the  Adviser,  reference  is made to Parts A and B of this  Registration  Statement  and to
Form ADV filed under the Investment Advisers Act of 1940 by the Adviser.

Item 27. Principal Underwriters

(a) Thrivent Investment Mgmt. Inc. also serves as principal underwriter and investment adviser for The Lutheran Brotherhood Family of Funds and as principal underwriter for LB Series Fund,
Inc. and AAL Variable Product Series Fund.

(b) The directors, executive officers of Thrivent Investment Mgmt. are listed below.  Unless otherwise indicted, their principal address is 625 Fourth Avenue South, Minneapolis,
Minnesota 55415.

          Name and Principal                  Positions and Offices
           Business Address                      with Underwriter          Positions and Offices with Fund
-----------------------------------------------------------------------------------------------------------
John O. Gilbert                          Director and Chairman             Chairman and Trustee

Bruce J. Nicholson                       Director and President            N/A

Jon M. Stellmacher                       Director and Senior Vice          N/A
4321 North Ballard Road                  President
Appleton, Wisconsin
54919-0007

Lawrence W. Stranghoener                 Director and Senior Vice          Trustee
                                         President

Woodrow E. Eno                           Director, Senior Vice President   N/A
                                         and Secretary

Pamela J. Moret                          Director and Executive Vice       President
                                         President

James A. Thomsen                         Director and Senior Vice          N/A
                                         President

James H. Abitz                           Senior Vice President and Chief   Vice President
222 West College Ave.                    Investment Officer
Appleton, Wisconsin
54919-0007

Bradford L. Hewitt                       Senior Vice President             N/A

Randall L. Boushek                       Senior Vice President             N/A

Doug Ahrenstorff                         Vice President                    N/A
4321 N. Ballard Road
Appleton, Wisconsin 54919-0007

Craig T. Britton                         Vice President                    N/A

David C. Francis                         Vice President                    N/A
222 West College Ave.
Appleton, Wisconsin
54919-0007

Charles D. Gariboldi                     Vice President                    Treasurer

Michael J. Haglin                        Vice President                    N/A

John E. Hite                             Vice President and Deputy Chief   N/A
                                         Compliance Officer

Frederick P. Johnson                     Vice President                    Vice President

Richard J. Kleven                        Vice President                    N/A

Katie S. Kloster                         Vice President                    N/A

Marnie Loomans-Theucks                   Vice President                    N/A
4321 North Ballard Road
Appleton, Wisconsin
54919-0001

Michael J. Mevis                         Vice President                    N/A
222 West College Ave.
Appleton, Wisconsin
54919-0007

Douglas B. Miller                        Vice President                    N/A

Thomas R. Mischka                        Vice President                    N/A
4321 North Ballard Road
Appleton, Wisconsin
54919-0001

James E. Nelson                          Vice President and Assistant      Assistant Secretary
                                         Secretary

Brenda J. Pederson                       Vice President                    Vice President

Reginald L. Pfeifer                      Vice President                    N/A
222 West College Ave.
Appleton, Wisconsin
54919-0007

Richard B.  Ruckdashel                   Vice President                    N/A

Thomas C. Schinke                        Vice President                    N/A

Nikki L. Sorum                           Senior Vice President             N/A

Terry W. Timm                            Vice President                    N/A
4321 North Ballard Road
Appleton, Wisconsin
54919-0001

David L. Westmark                        Vice President                    N/A
222 West College Ave.
Appleton, Wisconsin
54919-0007

Anita J.T. Young                         Vice President                    N/A

Brett L. Agnew                           Assistant Secretary               Secretary

Marlene J. Nogle                         Assistant Secretary               Assistant Secretary

John C. Bjork                            Assistant Secretary               Assistant Secretary

Peter E. Schifsky                        Assistant Secretary               N/A

 (c) Not applicable

Item 28. Location of Accounts and Records

The accounts,  books and other  documents  required to be maintained by the Funds  pursuant to
Section 31(a) of the Investment  Company Act of 1940 and the rules promulgated  thereunder are in the  possession of the Funds and the Funds'  Custodian as follows:  all documents  required to be maintained  by Rule 31a-1(b) will be maintained by the Funds,  (625 Fourth Avenue South,
Minneapolis,  Minnesota  55415)  except that records  required to be  maintained  by paragraph
(2)(iv) of Rule 31a-1(b)  will be  maintained  by the  Custodian  (State Street Bank and Trust
Company, 225 Franklin Street, Boston, MA  02110).

Item 29. Management Services

Not Applicable

Item 30. Undertakings

Not Applicable

SIGNATURES

Pursuant to the  requirements  of (the  Securities  Act and) the  Investment  Company Act, the
Fund (certifies that it meets all the  requirements  for  effectiveness  of this  registration statement  under rule 485(b) of the  Securities  Act and) has duly  caused  this  registration statement  to be signed on its  behalf by the  undersigned,  duly  authorized,  in the City of
Minneapolis, and State of Minnesota on this 30th day of January 2004.

                                                THE AAL MUTUAL FUNDS
                                                (Fund)
                                                                    *
                                                _________________________________________
                                                Pamela J. Moret
                                                President

Pursuant  to the  requirements  of the  Securities  Act of  1933,  this  amended  registration statement has been signed below by the  following  persons in the  capacities  and on the 30th day of January 2004:

                                                                    *
                                                __________________________________
                                                Pamela J. Moret
                                                President
                                                (Principal Executive Officer)

                                                                    *
                                                __________________________________
                                                Charles D. Gariboldi
                                                (Principal Financial and Accounting Officer)

A Majority of the Board of Trustees:

John O. Gilbert                        Edward W. Smeds
F. Gregory Campbell                    Lawrence W. Stranghoener
Herbert F. Eggerding, Jr.              Richard L. Gady

Brett L. Agnew, by signing his name hereto, does hereby sign this document on behalf of himself and each of the other above-named Trustees and Officers of The AAL Mutual Funds pursuant to the powers of attorney duly executed by such persons.

                                                /s/ Brett L. Agnew
                                                _______________________________________
                                                Brett L. Agnew
                                                Attorney-in-Fact

                                      Index to Exhibits
                                             For
                                     The AAL Mutual Funds

Exhibit Number      Name of Exhibit
--------------      --------------------------------------------------------------------------------------------
 (d)(1)(b)          Form of Amendment No. 16 to Investment Advisory Agreement

 (e)(2)             Form of Amendment No. 12 to Distribution Agreement

 (h)(2)             Form of Amendment No. 1 to Accounting Services Agreement

 (h)(3)             Administration Contract and Form of Letter Amendment

 (h)(4)             Form of Transfer Agency Agreement

 (h)(6)             Letter Regarding Expense Reimbursement Agreement

 (i)                Opinion and Consent of Counsel

 (m)                Form of Rule 12b-1 Plan

 (p)(1)             Code of Ethics for the Funds

 (q)                Powers of Attorneys